UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05159

RS INVESTMENT TRUST

(Exact name of registrant as specified in charter)

388 Market Street

San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

Matthew H. Scanlan

c/o RS Investments

388 Market Street

San Francisco, CA 94111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 766-3863

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS — RS PARTNERS FUND

September 30, 2012 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 92.8%
Advertising Agencies — 4.6%
Aimia, Inc.	CAD	4,218,420	$63,248,409
ValueClick, Inc.(1)		1,051,684	18,078,448

			81,326,857

Air Transport — 1.0%
Bristow Group, Inc.		348,580	17,620,719

			17,620,719

Banks: Diversified — 5.2%
Associated Banc-Corp.		2,846,311	37,485,916
First Horizon National Corp.		5,588,005	53,812,488

			91,298,404

Biotechnology — 1.3%
Myriad Genetics, Inc.(1)		842,728	22,745,229

			22,745,229

Computer Services, Software & Systems — 10.6%
Acxiom Corp.(1)(2)		3,688,898	67,396,166
AOL, Inc.(1)		1,860,187	65,534,388
DST Systems, Inc.		893,476	50,535,003
Parametric Technology Corp.(1)		235,355	5,130,739

			188,596,296

Consumer Electronics — 3.3%
Harman International Industries, Inc.		1,262,274	58,266,568

			58,266,568

Consumer Lending — 1.6%
MoneyGram International, Inc.(1)		1,864,009	27,848,294

			27,848,294

Diversified Financial Services — 0.3%
LPL Financial Holdings, Inc.		202,100	5,767,934

			5,767,934

Diversified Materials & Processing — 1.9%
CLARCOR, Inc.		759,570	33,899,609

			33,899,609

Diversified Media — 0.1%
Belo Corp., Class A		277,769	2,174,931

			2,174,931

Financial Data & Systems — 2.1%
Euronet Worldwide, Inc.(1)		1,946,861	36,581,518

			36,581,518

Foods — 1.1%
Hillshire Brands Co.		691,293	18,512,827

			18,512,827

Health Care Facilities — 2.6%
VCA Antech, Inc.(1)		2,373,756	46,834,206

			46,834,206

Health Care Management Services — 2.5%
Health Net, Inc.(1)		498,300	11,216,733
Magellan Health Services, Inc.(1)		651,504	33,624,121

			44,840,854

Household Equipment & Products — 2.0%
Tupperware Brands Corp.		670,862	35,951,495

			35,951,495

Household Furnishings — 2.1%
Fortune Brands Home & Security, Inc.(1)		1,391,725	37,590,492

			37,590,492

Insurance: Life — 6.1%
StanCorp Financial Group, Inc.		1,721,431	53,777,504
Torchmark Corp.		1,056,576	54,255,178

			108,032,682

Insurance: Multi-Line — 1.8%
eHealth, Inc.(1)(2)		1,689,515	31,712,197

			31,712,197

Medical Services — 1.5%
Covance, Inc.(1)		578,005	26,987,053

			26,987,053

Metals & Minerals: Diversified — 4.4%
Compass Minerals International, Inc.		1,043,599	77,842,049

			77,842,049

Office Supplies & Equipment — 2.6%
Avery Dennison Corp.		1,463,584	46,571,243

			46,571,243

Oil: Crude Producers — 7.7%
Denbury Resources, Inc.(1)		1,100,129	17,778,085
Laredo Petroleum Holdings, Inc.(1)		838,257	18,424,889
Peyto Exploration & Development Corp.	CAD	4,098,775	100,978,873

			137,181,847

Precious Metals & Minerals — 2.1%
Horsehead Holding Corp.(1)		1,935,400	18,076,636
New Gold, Inc.(1)		1,492,893	18,243,153

			36,319,789

Real Estate — 0.3%
Jones Lang LaSalle, Inc.		78,979	6,030,047

			6,030,047

Real Estate Investment Trusts — 0.9%
Redwood Trust, Inc.		1,074,494	15,537,183

			15,537,183

Scientific Instruments: Pollution Control — 3.5%
Waste Connections, Inc.		2,039,797	61,703,859

			61,703,859

Securities Brokerage & Services — 1.4%
CBOE Holdings, Inc.		1,051	30,920
Interactive Brokers Group, Inc., Class A		1,804,400	25,297,688

			25,328,608

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS PARTNERS FUND

September 30, 2012 (unaudited)		Shares	Value
Semiconductors & Components — 4.5%
Atmel Corp.(1)		4,078,829	$21,454,641
Integrated Device Technology, Inc.(1)(2)		9,937,459	58,432,259

			79,886,900

Shipping — 1.0%
Huntington Ingalls Industries, Inc.(1)		414,300	17,421,315

			17,421,315

Specialty Retail — 4.6%
GameStop Corp., Class A		3,840,362	80,647,602

			80,647,602

Utilities: Gas Distributors — 3.0%
Questar Corp.		2,584,800	52,548,984

			52,548,984
Utilities: Miscellaneous — 5.1%
Calpine Corp.(1)		5,260,977	91,014,902

			91,014,902

Total Common Stocks (Cost $1,391,433,826)			1,644,622,493

		Principal Amount	Value
Repurchase Agreements — 7.1%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/28/2012, maturity value of $126,164,105, due 10/1/2012(3)		$126,164,000	126,164,000
Total Repurchase Agreements
(Cost $126,164,000)			126,164,000
Total Investments — 99.9% (Cost $1,517,597,826)			1,770,786,493
Other Assets, Net — 0.1%			1,845,044
Total Net Assets — 100.0%			$1,772,631,537

(1) Non-income producing security. (2) Affiliated issuer. (3) The table below presents collateral for repurchase agreements.
Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.375%	5/31/2018	$104,213,112
U.S. Treasury Note	2.625%	4/30/2018	24,478,741

Legend:

Foreign-Denominated Security

CAD — Canadian Dollar

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS PARTNERS FUND

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

Investments in Securities	Valuation Inputs			Total
	Level 1	Level 2	Level 3
Common Stocks	$1,644,622,493	$—	$—	$1,644,622,493
Repurchase Agreements	—	126,164,000	—	126,164,000

Total	$1,644,622,493	$126,164,000	$—	$1,770,786,493

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS VALUE FUND

September 30, 2012 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 95.6%
Auto Parts — 2.2%
TRW Automotive Holdings Corp.(1)		609,300	$26,632,503

			26,632,503

Back Office Support, HR and Consulting — 3.1%
Iron Mountain, Inc.		1,094,100	37,319,751

			37,319,751

Banks: Diversified — 5.1%
First Horizon National Corp.		3,109,705	29,946,459
KeyCorp		3,635,270	31,772,260

			61,718,719

Beverage: Soft Drinks — 1.3%
Coca-Cola Enterprises, Inc.		501,200	15,672,524

			15,672,524

Biotechnology — 3.7%
Life Technologies Corp.(1)		912,000	44,578,560

			44,578,560

Building Materials — 3.3%
Martin Marietta Materials, Inc.		482,351	39,972,427

			39,972,427

Chemicals: Diversified — 3.3%
Airgas, Inc.		193,519	15,926,614
FMC Corp.		429,001	23,758,075

			39,684,689

Chemicals: Specialty — 3.4%
International Flavors & Fragrances, Inc.		688,933	41,046,628

			41,046,628

Coal — 1.4%
Peabody Energy Corp.		724,585	16,151,000

			16,151,000
Computer Services, Software & Systems — 4.2%
Symantec Corp.(1)		2,094,700	37,704,600
Yahoo! Inc.(1)		791,900	12,650,602

			50,355,202

Containers & Packaging — 3.0%
Crown Holdings, Inc.(1)		991,059	36,421,418

			36,421,418

Diversified Financial Services — 3.2%
Ameriprise Financial, Inc.		684,842	38,823,693

			38,823,693

Diversified Retail — 4.0%
Family Dollar Stores, Inc.		265,003	17,569,699
Liberty Interactive Corp., Class A(1)		1,659,720	30,704,820

			48,274,519
Electronic Entertainment — 3.3%
Activision Blizzard, Inc.		3,457,212	38,997,351

			38,997,351

Financial Data & Systems — 1.7%
Global Payments, Inc.		493,591	20,646,911

			20,646,911

Insurance: Multi-Line — 2.9%
Willis Group Holdings PLC		945,377	34,903,319

			34,903,319

Insurance: Property-Casualty — 4.4%
RenaissanceRe Holdings Ltd.		437,843	33,731,425
XL Group PLC		792,761	19,050,047

			52,781,472

Medical Services — 1.5%
Covance, Inc.(1)		394,027	18,397,121

			18,397,121

Oil: Crude Producers — 12.7%
ARC Resources Ltd.	CAD	1,314,790	31,963,667
Concho Resources, Inc.(1)		132,635	12,567,166
Denbury Resources, Inc.(1)		1,835,798	29,666,495
Southwestern Energy Co.(1)		1,733,592	60,294,330
Talisman Energy, Inc.		1,356,237	18,065,077

			152,556,735

Pharmaceuticals — 2.6%
Warner Chilcott PLC, Class A		2,330,584	31,462,884

			31,462,884

Real Estate — 1.8%
CBRE Group, Inc.(1)		1,183,883	21,795,286

			21,795,286

Scientific Instruments: Control & Filter — 3.1%
Pall Corp.		399,100	25,338,859
Parker Hannifin Corp.		146,497	12,244,219

			37,583,078

Scientific Instruments: Pollution Control — 2.1%
Waste Connections, Inc.		844,180	25,536,445

			25,536,445

Semiconductors & Components — 1.3%
Atmel Corp.(1)		3,032,314	15,949,972

			15,949,972

Specialty Retail — 4.8%
Advance Auto Parts, Inc.		61,500	4,209,060
GameStop Corp., Class A		2,517,215	52,861,515

			57,070,575

Telecommunications Equipment — 2.0%
Motorola Solutions, Inc.		467,100	23,611,905

			23,611,905

Textiles, Apparel & Shoes — 2.5%
Hanesbrands, Inc.(1)		944,600	30,113,848

			30,113,848

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS VALUE FUND

September 30, 2012 (unaudited)		Shares	Value
Utilities: Gas Distributors — 2.6%
Questar Corp.		1,529,432	$31,093,353

			31,093,353

Utilities: Miscellaneous — 5.1%
Calpine Corp.(1)		3,545,422	61,335,801

			61,335,801
Total Common Stocks (Cost $1,021,267,526)			1,150,487,689

		Principal Amount	Value
Repurchase Agreements — 4.2%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/28/2012, maturity value of $50,151,042, due 10/1/2012(2)		$50,151,000	50,151,000

Total Repurchase Agreements (Cost $50,151,000)			50,151,000

Total Investments — 99.8% (Cost $1,071,418,526)			1,200,638,689

Other Assets, Net — 0.2%			2,335,717

Total Net Assets — 100.0%			$1,202,974,406

(1) Non-income producing security. (2) The table below presents collateral for repurchase agreements.
Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.375%	5/31/2018	$51,154,475

Legend:

Foreign-Denominated Security

CAD — Canadian Dollar

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS VALUE FUND

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs			Total
Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$1,150,487,689	$—	$—	$1,150,487,689
Repurchase Agreements	—	50,151,000	—	50,151,000

Total	$1,150,487,689	$50,151,000	$—	$1,200,638,689

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA FUND

September 30, 2012 (unaudited)	Shares	Value
Common Stocks — 93.6%
Aerospace — 2.5%
Lockheed Martin Corp.	180,172	$16,824,461

		16,824,461

Asset Management & Custodian — 3.3%
Franklin Resources, Inc.	54,800	6,853,836
State Street Corp.	366,413	15,374,690

		22,228,526

Banks: Diversified — 3.8%
KeyCorp	2,978,800	26,034,712

		26,034,712

Building Materials — 2.9%
Martin Marietta Materials, Inc.	236,053	19,561,712

		19,561,712

Chemicals: Specialty — 3.5%
Praxair, Inc.	231,692	24,068,165

		24,068,165

Computer Services, Software & Systems — 8.1%
Microsoft Corp.	448,504	13,356,449
Symantec Corp.(1)	1,135,100	20,431,800
Yahoo! Inc.(1)	1,322,100	21,120,548

		54,908,797

Consumer Services: Miscellaneous — 2.1%
eBay, Inc.(1)	292,725	14,170,817

		14,170,817

Diversified Manufacturing Operations — 2.1%
Honeywell International, Inc.	239,953	14,337,192

		14,337,192

Diversified Media — 4.3%
News Corp., Class A	1,187,875	29,138,574

		29,138,574

Diversified Retail — 0.8%
Family Dollar Stores, Inc.	51,100	3,387,930
Liberty Interactive Corp., Class A(1)	103,100	1,907,350

		5,295,280

Drug & Grocery Store Chains — 2.0%
CVS Caremark Corp.	286,025	13,849,330

		13,849,330

Electronic Entertainment — 3.2%
Activision Blizzard, Inc.	1,930,588	21,777,033

		21,777,033

Financial Data & Systems — 3.0%
Thomson Reuters Corp.	704,951	20,344,886

		20,344,886

Foods — 2.5%
Kellogg Co.	332,300	17,166,618

		17,166,618

Health Care Management Services — 3.2%
UnitedHealth Group, Inc.	386,922	21,439,348

		21,439,348

Insurance: Life — 5.1%
Aflac, Inc.	323,700	15,498,756
Prudential Financial, Inc.	344,500	18,778,695

		34,277,451

Insurance: Property-Casualty — 4.1%
The Allstate Corp.	705,300	27,936,933

		27,936,933

Metals & Minerals: Diversified — 1.9%
BHP Billiton Ltd., ADR	191,469	13,136,688

		13,136,688

Oil: Crude Producers — 12.0%
Concho Resources, Inc.(1)	11,700	1,108,575
Occidental Petroleum Corp.	318,968	27,450,386
Southwestern Energy Co.(1)	1,173,836	40,826,016
Talisman Energy, Inc.	933,857	12,438,975

		81,823,952

Pharmaceuticals — 9.6%
Merck & Co., Inc.	554,004	24,985,580
Pfizer, Inc.	988,900	24,574,165
Warner Chilcott PLC, Class A	1,179,057	15,917,270

		65,477,015

Precious Metals & Minerals — 2.1%
Goldcorp, Inc.	308,409	14,140,553

		14,140,553

Scientific Instruments: Control & Filter — 2.5%
Parker Hannifin Corp.	201,400	16,833,012

		16,833,012

Securities Brokerage & Services — 2.0%
CME Group, Inc.	94,651	5,423,502
The Charles Schwab Corp.	658,800	8,426,052

		13,849,554

Telecommunications Equipment — 4.4%
Motorola Solutions, Inc.	587,200	29,682,960

		29,682,960

Transportation Miscellaneous — 2.6%
United Parcel Service, Inc., Class B	248,300	17,770,831

		17,770,831

Total Common Stocks (Cost $578,775,915)		636,074,400

	Principal Amount	Value
Repurchase Agreements — 6.4%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/28/2012, maturity value of $43,491,036, due 10/1/2012(2)	$43,491,000	43,491,000

Total Repurchase Agreements (Cost $43,491,000)		43,491,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA FUND

September 30, 2012 (unaudited)			Value
Total Investments — 100.0% (Cost $622,266,915)			$679,565,400
Other Liabilities, Net — 0.0%			(131,029)
Total Net Assets — 100.0%			$679,434,371

(1) Non-income producing security. (2) The table below presents collateral for repurchase agreements.
Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.375%	5/31/2018	$44,360,950

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LARGE CAP ALPHA FUND

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs			Total
Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$636,074,400	$—	$—	$636,074,400
Repurchase Agreements	—	43,491,000	—	43,491,000

Total	$636,074,400	$43,491,000	$—	$679,565,400

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTORS FUND

September 30, 2012 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 93.0%
Auto Parts — 2.9%
TRW Automotive Holdings Corp.(1)		10,100	$441,471

			441,471

Back Office Support, HR and Consulting — 3.0%
Iron Mountain, Inc.		13,400	457,074

			457,074

Banks: Diversified — 6.9%
First Horizon National Corp.		46,915	451,791
KeyCorp		68,500	598,690

			1,050,481

Biotechnology — 3.9%
Life Technologies Corp.(1)		12,200	596,336

			596,336

Building Materials — 3.3%
Martin Marietta Materials, Inc.		5,978	495,397

			495,397

Chemicals: Specialty — 3.8%
Praxair, Inc.		5,579	579,547

			579,547

Computer Services, Software & Systems — 3.1%
AOL, Inc.(1)		13,400	472,082

			472,082

Diversified Financial Services — 3.0%
Ameriprise Financial, Inc.		7,900	447,851

			447,851

Electronic Entertainment — 1.9%
Activision Blizzard, Inc.		25,200	284,256

			284,256

Financial Data & Systems — 3.0%
Thomson Reuters Corp.		15,500	447,330

			447,330

Insurance: Multi-Line — 4.6%
eHealth, Inc.(1)		12,300	230,871
Willis Group Holdings PLC		12,613	465,672

			696,543

Metals & Minerals: Diversified — 5.0%
Compass Minerals International, Inc.		10,077	751,643

			751,643

Oil: Crude Producers — 11.8%
Denbury Resources, Inc.(1)		26,645	430,583
Peyto Exploration & Development Corp.	CAD	19,400	477,945
Southwestern Energy Co.(1)		25,057	871,483

			1,780,011

Pharmaceuticals — 7.2%
Pfizer, Inc.		18,500	459,725
Warner Chilcott PLC, Class A		47,000	634,500

			1,094,225

Precious Metals & Minerals — 2.0%
Goldcorp, Inc.		6,515	298,713

			298,713

Scientific Instruments: Control & Filter — 2.9%
Parker Hannifin Corp.		5,300	442,974

			442,974

Securities Brokerage & Services — 3.0%
Interactive Brokers Group, Inc., Class A		32,100	450,042

			450,042

Semiconductors & Components — 5.3%
Integrated Device Technology, Inc.(1)		137,421	808,035

			808,035

Specialty Retail — 5.4%
GameStop Corp., Class A		38,658	811,818

			811,818

Telecommunications Equipment — 3.0%
Motorola Solutions, Inc.		8,900	449,895

			449,895

Transportation Miscellaneous — 3.4%
United Parcel Service, Inc., Class B		7,300	522,461

			522,461

Utilities: Miscellaneous — 4.6%
Calpine Corp.(1)		39,906	690,374

			690,374
Total Common Stocks (Cost $12,053,130)			14,068,559

		Principal Amount	Value
Repurchase Agreements — 2.8%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/28/2012, maturity value of $ 428,000, due 10/1/2012(2)		$428,000	428,000
Total Repurchase Agreements (Cost $428,000)			428,000
Total Investments — 95.8% (Cost $12,481,130)			14,496,559
Other Assets, Net — 4.2%			635,682
Total Net Assets — 100.0%			$15,132,241

(1) Non-income producing security. (2) The table below presents collateral for repurchase agreements.
Security	Coupon	Maturity Date	Value
U.S. Treasury Note	0.375%	4/15/2015	$436,623

Legend:

Foreign-Denominated Security

CAD — Canadian Dollar

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTORS FUND

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs			Total
Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$14,068,559	$—	$—	$14,068,559
Repurchase Agreements	—	428,000	—	428,000

Total	$14,068,559	$428,000	$—	$14,496,559

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GLOBAL NATURAL RESOURCES FUND

September 30, 2012 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 86.2%
Building Materials — 3.6%
Martin Marietta Materials, Inc.		1,710,960	$141,787,255

			141,787,255

Bulks — 0.0%
New Hope Corp. Ltd.	AUD	10,100	47,043

			47,043

Chemicals: Diversified — 2.3%
FMC Corp.		1,655,636	91,689,122

			91,689,122

Chemicals: Specialty — 1.7%
Praxair, Inc.		625,455	64,972,265

			64,972,265

Coal — 1.8%
Peabody Energy Corp.		3,136,941	69,922,415

			69,922,415

Copper — 5.9%
Antofagasta PLC	GBP	7,461,876	152,761,955
Taseko Mines Ltd.(1)(2)		23,960,835	80,029,189

			232,791,144

Fertilizers — 3.5%
The Mosaic Co.		2,393,500	137,889,535

			137,889,535

Gas Pipeline — 2.8%
EQT Corp.		1,873,318	110,525,762

			110,525,762

Metals & Minerals: Diversified — 8.9%
Compass Minerals International, Inc.(2)		2,094,837	156,253,892
Iluka Resources Ltd.	AUD	11,891,764	120,072,363
Turquoise Hill Resources Ltd.(1)		8,457,388	71,718,650

			348,044,905

Mining — 0.2%
Mineral Resources Ltd.	AUD	1,073,244	8,532,869

			8,532,869

Oil: Crude Producers — 43.8%
ARC Resources Ltd.	CAD	4,979,687	121,060,441
Cabot Oil & Gas Corp.		2,498,925	112,201,732
Concho Resources, Inc.(1)		821,009	77,790,603
Denbury Resources, Inc.(1)		9,155,851	147,958,552
Kosmos Energy Ltd.(1)		484,518	5,518,660
Laredo Petroleum Holdings, Inc.(1)		1,493,792	32,833,548
Occidental Petroleum Corp.		1,602,186	137,884,127
Oil Search Ltd.	AUD	19,080,884	146,055,600
Peyto Exploration & Development Corp.(2)	CAD	8,291,460	204,271,347
QEP Resources, Inc.		2,964,316	93,850,245
Range Resources Corp.		2,115,516	147,811,103
Salamander Energy PLC(1)(2)	GBP	14,270,218	46,203,492
Salamander Energy PLC(1)(2)(3)	GBP	9,275,641	30,032,268
Southwestern Energy Co.(1)		6,629,642	230,578,949
Talisman Energy, Inc.		5,238,226	69,773,170
Tullow Oil PLC	GBP	5,187,026	115,055,139

			1,718,878,976

Oil: Integrated — 1.8%
Ophir Energy PLC(1)	GBP	7,343,503	72,249,261

			72,249,261

Precious Metals & Minerals — 4.6%
Goldcorp, Inc.		2,651,388	121,566,140
New Gold, Inc.(1)		4,868,609	59,494,402

			181,060,542

Real Estate — 0.9%
PICO Holdings, Inc.(1)(2)		1,556,353	35,515,975

			35,515,975

Utilities: Miscellaneous — 4.4%
Calpine Corp.(1)		9,993,045	172,879,678

			172,879,678
Total Common Stocks
(Cost $2,861,572,329)			$3,386,786,747

		Principal Amount	Value
Repurchase Agreements — 13.7%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/28/2012, maturity value of $ 537,150,448, due 10/1/2012(4)		$537,150,000	537,150,000
Total Repurchase Agreements
(Cost $537,150,000)			537,150,000
Total Investments — 99.9%			3,923,936,747
(Cost $3,398,722,329)
Other Assets, Net — 0.1%			3,938,111
Total Net Assets — 100.0%			$3,927,874,858

(1)	Non-income producing security.
(2)	Affiliated issuer.
(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2012, the aggregate market value of these securities amounted to $30,032,268, representing 0.8% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	2.75%	8/15/2042	$249,345,775
U.S. Treasury Bond	4.50%	8/15/2039	173,826,092
U.S. Treasury Note	1.00%	6/30/2019	25,031,250
U.S. Treasury Note	1.25%	4/30/2019	13,827,250
U.S. Treasury Note	1.375%	11/30/2018	85,863,275

Legend:

Foreign-Denominated Security

AUD — Australian Dollar

CAD — Canadian Dollar

GBP — Great British Pound

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GLOBAL NATURAL RESOURCES FUND

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$2,695,776,757	$691,009,990	*	$—	$3,386,786,747
Repurchase Agreements	—	537,150,000		—	537,150,000

Total	$2,695,776,757	$1,228,159,990		$—	$3,923,936,747

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models. These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS CAPITAL APPRECIATION FUND

September 30, 2012 (unaudited)	Shares	Value
Common Stocks — 98.2%
Aerospace — 3.2%
United Technologies Corp.	46,490	$3,639,702

		3,639,702

Asset Management & Custodian — 3.6%
BlackRock, Inc.	23,230	4,141,909

		4,141,909

Beverage: Brewers & Distillers — 3.0%
Anheuser-Busch InBev N.V., ADR	40,610	3,488,805

		3,488,805

Biotechnology — 1.6%
Life Technologies Corp.(1)	37,850	1,850,108

		1,850,108

Chemicals: Diversified — 3.6%
Ecolab, Inc.	64,350	4,170,524

		4,170,524

Chemicals: Specialty — 3.7%
Praxair, Inc.	40,305	4,186,883

		4,186,883

Communications Technology — 5.7%
QUALCOMM, Inc.	104,795	6,548,640

		6,548,640

Computer Services, Software & Systems — 12.5%
Autodesk, Inc.(1)	129,100	4,308,067
Google, Inc., Class A(1)	5,880	4,436,460
Oracle Corp.	177,605	5,592,781

		14,337,308

Computer Technology — 4.1%
Apple, Inc.	7,036	4,694,841

		4,694,841

Consumer Services: Miscellaneous — 2.1%	48,920	2,368,217

eBay, Inc.(1)		2,368,217

Diversified Manufacturing Operations — 4.2%
Danaher Corp.	87,790	4,841,619

		4,841,619

Entertainment — 5.6%
Discovery Communications, Inc., Class C(1)	115,590	6,477,664

		6,477,664

Financial Data & Systems — 2.5%
MasterCard, Inc., Class A	6,465	2,918,818

		2,918,818

Foods — 7.4%
Mondelez International, Inc.(2)	96,200	2,554,110
Kraft Foods, Inc., Class A	143,750	5,944,062

		8,498,172

Insurance: Life — 5.3%
Aflac, Inc.	127,435	6,101,588

		6,101,588

Insurance: Multi-Line — 3.6%
Berkshire Hathaway, Inc., Class A(1)	31	4,113,700

		4,113,700

Luxury Items — 2.1%
Tiffany & Co.	39,360	2,435,597

		2,435,597

Medical Equipment — 3.8%
Thermo Fisher Scientific, Inc.	73,430	4,319,887

		4,319,887

Oil Well Equipment & Services — 4.8%
National Oilwell Varco, Inc.	68,270	5,469,110

		5,469,110

Oil: Crude Producers — 2.3%
Devon Energy Corp.	43,950	2,658,975

		2,658,975

Scientific Instruments: Control & Filter — 3.3%
Pall Corp.	59,570	3,782,099

		3,782,099

Securities Brokerage & Services — 5.6%
CME Group, Inc.	111,250	6,374,625

		6,374,625

Textiles, Apparel & Shoes — 4.6%
Coach, Inc.	94,260	5,280,445

		5,280,445

Total Common Stocks (Cost $85,234,506)		112,699,236

	Principal Amount	Value
Repurchase Agreements — 1.9%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/28/2012, maturity value of $2,233,002, due 10/1/2012(3)	$2,233,000	2,233,000
Total Repurchase Agreements (Cost $2,233,000)		2,233,000
Total Investments — 100.1% (Cost $87,467,506)		114,932,236
Other Liabilities, Net — (0.1)%		(132,737)
Total Net Assets — 100.0%		$114,799,499

(1)	Non-income producing security.
(2)	When issued security.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.625%	4/30/2018	$2,279,036

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS CAPITAL APPRECIATION FUND

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$112,699,236	$—	$—	$112,699,236
Repurchase Agreements	—	2,233,000	—	2,233,000

Total	$112,699,236	$2,233,000	$—	$114,932,236

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH FUND

September 30, 2012 (unaudited)	Shares	Value
Common Stocks — 97.2%
Aerospace — 2.5%
HEICO Corp., Class A	252,811	$7,713,264
Teledyne Technologies, Inc.(1)	121,900	7,727,241

		15,440,505

Asset Management & Custodian — 0.7%
Financial Engines, Inc.(1)	179,133	4,268,739

		4,268,739

Auto Parts — 1.1%
LKQ Corp.(1)	346,668	6,413,358

		6,413,358

Back Office Support, HR and Consulting — 1.0%
Huron Consulting Group, Inc.(1)	174,890	6,089,670

		6,089,670

Banks: Diversified — 1.4%
Signature Bank(1)	123,549	8,287,667

		8,287,667

Biotechnology — 7.3%
Aegerion Pharmaceuticals, Inc.(1)	239,434	3,548,412
Amicus Therapeutics, Inc.(1)	586,817	3,051,448
ARIAD Pharmaceuticals, Inc.(1)	187,600	4,544,610
Cubist Pharmaceuticals, Inc.(1)	102,200	4,872,896
Dynavax Technologies Corp.(1)	792,730	3,773,395
Exact Sciences Corp.(1)	412,820	4,545,148
Medivation, Inc.(1)	133,962	7,550,098
NPS Pharmaceuticals, Inc.(1)	841,647	7,785,235
Seattle Genetics, Inc.(1)	164,750	4,440,013

		44,111,255

Building Materials — 1.1%
Trex Co., Inc.(1)	188,588	6,434,623

		6,434,623

Building: Roofing, Wallboard & Plumbing — 1.4%
Beacon Roofing Supply, Inc.(1)	289,590	8,253,315

		8,253,315

Chemicals: Diversified — 1.3%
Rockwood Holdings, Inc.	169,700	7,908,020

		7,908,020

Commercial Vehicles & Parts — 0.5%
Commercial Vehicle Group, Inc.(1)	412,526	3,032,066

		3,032,066

Communications Technology — 1.9%
Aruba Networks, Inc.(1)	467,500	10,511,737
Procera Networks, Inc.(1)	33,804	794,394

		11,306,131

Computer Services, Software & Systems — 15.8%
Aspen Technology, Inc.(1)	447,745	11,574,208
BroadSoft, Inc.(1)	184,780	7,579,676
Concur Technologies, Inc.(1)	100,960	7,443,781
Demand Media, Inc.(1)	514,400	5,591,528
ExactTarget, Inc.(1)	347,872	8,425,460
Fortinet, Inc.(1)	320,850	7,745,319
Gartner, Inc.(1)	93,341	4,302,087
Infoblox, Inc.(1)	341,479	7,939,387
InterXion Holding N.V.(1)	267,330	6,073,738
Proofpoint, Inc.(1)	330,510	4,908,073
SPS Commerce, Inc.(1)	217,490	8,366,840
Tangoe, Inc.(1)	289,320	3,798,772
Trulia, Inc.(1)	24,020	514,508
Ultimate Software Group, Inc.(1)	117,186	11,964,690

		96,228,067

Consumer Lending — 1.8%
Portfolio Recovery Associates, Inc.(1)	102,152	10,667,733

		10,667,733

Cosmetics — 2.0%
Elizabeth Arden, Inc.(1)	254,550	12,024,942

		12,024,942

Diversified Manufacturing Operations — 1.0%
OSI Systems, Inc.(1)	78,106	6,079,771

		6,079,771

Diversified Materials & Processing — 1.3%
Hexcel Corp.(1)	331,408	7,960,420

		7,960,420

Drug & Grocery Store Chains — 0.9%
Natural Grocers by Vitamin Cottage, Inc.(1)	248,780	5,552,770

		5,552,770

Education Services — 1.6%
Grand Canyon Education, Inc.(1)	423,457	9,963,943

		9,963,943

Financial Data & Systems — 2.7%
Heartland Payment Systems, Inc.	244,600	7,748,928
Wright Express Corp.(1)	123,596	8,617,113

		16,366,041

Foods — 1.4%
The Hain Celestial Group, Inc.(1)	138,570	8,729,910

		8,729,910

Health Care Services — 3.9%
Acadia Healthcare Co., Inc.(1)	260,660	6,216,741
HMS Holdings Corp.(1)	235,626	7,876,977
Team Health Holdings, Inc.(1)	349,208	9,474,013

		23,567,731

Insurance: Property-Casualty — 1.6%
AmTrust Financial Services, Inc.	390,249	9,998,179

		9,998,179

Leisure Time — 1.2%
Life Time Fitness, Inc.(1)	158,800	7,263,512

		7,263,512

Machinery: Industrial — 1.6%
Middleby Corp.(1)	86,000	9,945,040

		9,945,040

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH FUND

September 30, 2012 (unaudited)	Shares	Value
Machinery: Specialty — 1.3%
Graco, Inc.	160,097	$8,049,677

		8,049,677

Medical & Dental Instruments & Supplies — 5.6%
ABIOMED, Inc.(1)	211,072	4,430,401
Align Technology, Inc.(1)	290,618	10,744,147
Conceptus, Inc.(1)	253,200	5,142,492
Globus Medical, Inc., Class A(1)	359,960	6,490,079
OraSure Technologies, Inc.(1)	624,250	6,941,660

		33,748,779

Medical Equipment — 2.8%
Cyberonics, Inc.(1)	182,332	9,557,844
Dexcom, Inc.(1)	506,041	7,605,796

		17,163,640

Metal Fabricating — 1.3%
RBC Bearings, Inc.(1)	167,456	8,054,634

		8,054,634

Offshore Drilling & Other Services — 1.1%
Atwood Oceanics, Inc.(1)	146,580	6,662,061

		6,662,061

Oil Well Equipment & Services — 2.1%
Core Laboratories N.V.	50,325	6,113,481
Geospace Technologies Corp.(1)	55,209	6,758,134

		12,871,615

Oil: Crude Producers — 3.1%
Energy XXI (Bermuda) Ltd.	197,187	6,891,686
Kodiak Oil & Gas Corp.(1)	632,326	5,918,571
Oasis Petroleum, Inc.(1)	198,760	5,857,457

		18,667,714

Pharmaceuticals — 3.8%
Amarin Corp. PLC, ADR(1)	321,700	4,053,420
BioMarin Pharmaceutical, Inc.(1)	175,065	7,049,868
Jazz Pharmaceuticals PLC(1)	209,730	11,956,707

		23,059,995

Production Technology Equipment — 0.9%
FEI Co.	106,140	5,678,490

		5,678,490

Restaurants — 1.0%
BJ’s Restaurants, Inc.(1)	128,498	5,827,384

		5,827,384

Securities Brokerage & Services — 0.6%
MarketAxess Holdings, Inc.	123,893	3,915,019

		3,915,019

Semiconductors & Components — 3.8%
Cirrus Logic, Inc.(1)	125,860	4,831,765
Cree, Inc.(1)	234,430	5,984,998
Microsemi Corp.(1)	538,206	10,801,795
SemiLEDs Corp.(1)	866,464	1,490,318

		23,108,876

Specialty Retail — 8.0%
Cabela’s, Inc.(1)	212,680	11,629,342
DSW, Inc., Class A	124,540	8,309,309
Francesca’s Holdings Corp.(1)	157,500	4,839,975
The Tile Shop Holdings, Inc.(1)	368,217	5,294,960
Ulta Salon, Cosmetics & Fragrance, Inc.	69,507	6,693,872
Vitamin Shoppe, Inc.(1)	206,756	12,058,010

		48,825,468

Telecommunications Equipment — 0.5%
Vocera Communications, Inc.(1)	100,892	3,118,572

		3,118,572

Textiles, Apparel & Shoes — 1.9%
Tumi Holdings, Inc.(1)	233,180	5,489,057
Under Armour, Inc., Class A(1)	103,864	5,798,727

		11,287,784

Truckers — 2.4%
Old Dominion Freight Line, Inc.(1)	233,236	7,034,398
Roadrunner Transportation Systems, Inc.(1)	451,716	7,308,765

		14,343,163

Total Common Stocks (Cost $456,676,781)		590,276,279

	Principal Amount	Value
Repurchase Agreements — 3.0%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/28/2012, maturity value of $18,456,015, due 10/1/2012(2)	$18,456,000	18,456,000
Total Repurchase Agreements (Cost $18,456,000)		18,456,000
Total Investments — 100.2% (Cost $475,132,781)		608,732,279
Other Liabilities, Net — (0.2)%		(1,145,747)
Total Net Assets — 100.0%		$607,586,532

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	0.375%	4/15/2015	$18,830,012

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP GROWTH FUND

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.
	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$590,276,279	$—	$—	$590,276,279
Repurchase Agreements	—	18,456,000	—	18,456,000

Total	$590,276,279	$18,456,000	$—	$608,732,279

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SELECT GROWTH FUND

September 30, 2012 (unaudited)	Shares	Value
Common Stocks — 96.2%
Aerospace — 3.6%
HEICO Corp., Class A	138,065	$4,212,363
Teledyne Technologies, Inc.(1)	71,300	4,519,707

		8,732,070

Auto Parts — 1.6%
LKQ Corp.(1)	204,686	3,786,691

		3,786,691

Back Office Support, HR and Consulting — 1.4%
Huron Consulting Group, Inc.(1)	98,060	3,414,449

		3,414,449

Banks: Diversified — 1.7%
SVB Financial Group(1)	69,910	4,226,759

		4,226,759

Biotechnology — 1.2%
Cubist Pharmaceuticals, Inc.(1)	62,000	2,956,160

		2,956,160

Building Materials — 1.4%
Trex Co., Inc.(1)	100,464	3,427,832

		3,427,832

Building: Roofing, Wallboard & Plumbing — 2.0%
Beacon Roofing Supply, Inc.(1)	173,790	4,953,015

		4,953,015

Chemicals: Diversified — 1.7%
Rockwood Holdings, Inc.	91,500	4,263,900

		4,263,900

Communications Technology — 2.1%
Aruba Networks, Inc.(1)	222,500	5,002,912

		5,002,912

Computer Services, Software & Systems — 12.8%
Aspen Technology, Inc.(1)	239,940	6,202,449
BroadSoft, Inc.(1)	105,327	4,320,514
Concur Technologies, Inc.(1)	48,880	3,603,923
Fortinet, Inc.(1)	164,467	3,970,233
Gartner, Inc.(1)	69,211	3,189,935
InterXion Holding N.V.(1)	87,300	1,983,456
Ultimate Software Group, Inc.(1)	78,398	8,004,436

		31,274,946

Consumer Lending — 2.6%
Portfolio Recovery Associates, Inc.(1)	60,776	6,346,838

		6,346,838

Cosmetics — 2.5%
Elizabeth Arden, Inc.(1)	130,400	6,160,096

		6,160,096

Diversified Manufacturing Operations — 1.5%
OSI Systems, Inc.(1)	46,900	3,650,696

		3,650,696
Diversified Materials & Processing — 1.7%
Hexcel Corp.(1)	169,411	4,069,252

		4,069,252

Education Services — 1.8%
Grand Canyon Education, Inc.(1)	184,135	4,332,697

		4,332,697

Financial Data & Systems — 4.2%
Heartland Payment Systems, Inc.	154,300	4,888,224
Wright Express Corp.(1)	75,079	5,234,508

		10,122,732

Foods — 1.4%
The Hain Celestial Group, Inc.(1)	55,663	3,506,769

		3,506,769

Health Care Facilities — 1.8%
Brookdale Senior Living, Inc.(1)	192,290	4,464,974

		4,464,974

Health Care Services — 1.9%
HMS Holdings Corp.(1)	140,426	4,694,441

		4,694,441

Insurance: Property-Casualty — 2.5%
AmTrust Financial Services, Inc.	239,690	6,140,858

		6,140,858

Leisure Time — 1.6%
Life Time Fitness, Inc.(1)	83,600	3,823,864

		3,823,864

Machinery: Industrial — 2.2%
Middleby Corp.(1)	45,540	5,266,246

		5,266,246

Machinery: Specialty — 2.1%
Graco, Inc.	99,410	4,998,335

		4,998,335

Medical & Dental Instruments & Supplies — 4.3%
Align Technology, Inc.(1)	186,574	6,897,641
Globus Medical, Inc., Class A(1)	204,800	3,692,544

		10,590,185

Medical Equipment — 4.0%
Cyberonics, Inc.(1)	103,799	5,441,143
Hologic, Inc.(1)	210,790	4,266,390

		9,707,533

Metal Fabricating — 1.8%
RBC Bearings, Inc.(1)	91,352	4,394,031

		4,394,031

Offshore Drilling & Other Services — 1.4%
Atwood Oceanics, Inc.(1)	76,900	3,495,105

		3,495,105

Oil Well Equipment & Services — 2.9%
Core Laboratories N.V.	23,023	2,796,834
Dril-Quip, Inc.(1)	60,700	4,363,116

		7,159,950

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SELECT GROWTH FUND

September 30, 2012 (unaudited)		Shares	Value
Oil: Crude Producers — 1.7%
Energy XXI (Bermuda) Ltd.		119,070	$4,161,496

			4,161,496

Pharmaceuticals — 4.2%
BioMarin Pharmaceutical, Inc.(1)		96,740	3,895,720
Jazz Pharmaceuticals PLC(1)		113,200	6,453,532

			10,349,252

Securities Brokerage & Services — 1.0%
MarketAxess Holdings, Inc.		76,089	2,404,412

			2,404,412

Semiconductors & Components — 3.7%
Cree, Inc.(1)		132,794	3,390,231
Microsemi Corp.(1)		277,819	5,575,827

			8,966,058

Specialty Retail — 9.3%
Cabela’s, Inc.(1)		120,020	6,562,693
DSW, Inc., Class A		66,008	4,404,054
Francesca’s Holdings Corp.(1)		93,900	2,885,547
Ulta Salon, Cosmetics & Fragrance, Inc.		34,795	3,350,932
Vitamin Shoppe, Inc.(1)		92,427	5,390,343

			22,593,569

Textiles, Apparel & Shoes — 2.9%
Tumi Holdings, Inc.(1)		138,350	3,256,759
Under Armour, Inc., Class A(1)		67,494	3,768,190

			7,024,949

Truckers — 1.7%
Old Dominion Freight Line, Inc.(1)		140,120	4,226,019

			4,226,019
Total Common Stocks (Cost $195,408,626)			234,689,091

		Principal Amount	Value
Repurchase Agreements — 3.6%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/28/2012, maturity value of $8,634,007, due 10/1/2012(2)		$8,634,000	8,634,000
Total Repurchase Agreements (Cost $8,634,000)			8,634,000
Total Investments — 99.8% (Cost $204,042,626)			243,323,091
Other Assets, Net — 0.2%			538,969
Total Net Assets — 100.0%			$243,862,060

(1) Non-income producing security.
(2) The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S.Treasury Note	0.375%	4/15/2015	$8,807,748

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SELECT GROWTH FUND

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.
	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$234,689,091	$—	$—	$234,689,091
Repurchase Agreements	—	8,634,000	—	8,634,000

Total	$234,689,091	$8,634,000	$—	$243,323,091

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS MID CAP GROWTH FUND

September 30, 2012 (unaudited)	Shares	Value
Common Stocks — 96.4%
Aerospace — 1.9%
Teledyne Technologies, Inc.(1)	18,600	$1,179,054

		1,179,054

Asset Management & Custodian — 2.1%
Affiliated Managers Group, Inc.(1)	10,810	1,329,630

		1,329,630

Auto Parts — 1.6%
LKQ Corp.(1)	54,340	1,005,290

		1,005,290

Back Office Support, HR and Consulting — 1.5%
Verisk Analytics, Inc., Class A(1)	20,380	970,292

		970,292

Banks: Diversified — 1.9%
SVB Financial Group(1)	19,640	1,187,434

		1,187,434

Biotechnology — 5.6%
Alexion Pharmaceuticals, Inc.(1)	14,180	1,622,192
Medivation, Inc.(1)	13,340	751,842
Onyx Pharmaceuticals, Inc.(1)	4,200	354,900
Regeneron Pharmaceuticals, Inc.(1)	5,370	819,784

		3,548,718

Building: Roofing, Wallboard & Plumbing — 2.0%
Beacon Roofing Supply, Inc.(1)	45,400	1,293,900

		1,293,900

Chemicals: Diversified — 3.4%
Ecolab, Inc.	16,320	1,057,699
FMC Corp.	19,570	1,083,787

		2,141,486

Computer Services, Software & Systems — 12.7%
Citrix Systems, Inc.(1)	9,380	718,227
Equinix, Inc.(1)	4,250	875,712
F5 Networks, Inc.(1)	11,600	1,214,520
Fortinet, Inc.(1)	48,775	1,177,428
Gartner, Inc.(1)	17,600	811,184
Intuit, Inc.	21,780	1,282,406
Salesforce.com, Inc.(1)	6,430	981,797
Teradata Corp.(1)	11,960	901,904

		7,963,178

Cosmetics — 1.5%
The Estee Lauder Companies, Inc., Class A	15,400	948,178

		948,178

Diversified Materials & Processing — 1.8%
Hexcel Corp.(1)	46,230	1,110,445

		1,110,445

Diversified Retail — 4.6%
Dollar General Corp.(1)	24,500	1,262,730
Nordstrom, Inc.	29,760	1,642,157

		2,904,887

Drug & Grocery Store Chains — 3.7%
GNC Holdings, Inc., Class A	28,600	1,114,542
Whole Foods Market, Inc.	12,640	1,231,136

		2,345,678

Financial Data & Systems — 5.2%
Alliance Data Systems Corp.(1)	7,900	1,121,405
Vantiv, Inc., Class A(1)	41,630	897,126
Wright Express Corp.(1)	18,290	1,275,179

		3,293,710

Foods — 2.4%
McCormick & Co., Inc.	24,120	1,496,405

		1,496,405

Health Care Facilities — 1.5%
Brookdale Senior Living, Inc.(1)	40,330	936,463

		936,463

Health Care Services — 1.5%
Cerner Corp.(1)	12,060	933,565

		933,565

Machinery: Industrial — 2.3%
Middleby Corp.(1)	12,820	1,482,505

		1,482,505

Machinery: Specialty — 2.0%
Graco, Inc.	24,650	1,239,402

		1,239,402

Medical Equipment — 3.4%
Hologic, Inc.(1)	60,890	1,232,414
Intuitive Surgical, Inc.(1)	1,810	897,090

		2,129,504

Offshore Drilling & Other Services — 1.5%
Atwood Oceanics, Inc.(1)	20,210	918,544

		918,544

Oil Well Equipment & Services — 3.0%
Core Laboratories N.V.	6,147	746,737
Oil States International, Inc.(1)	14,160	1,125,154

		1,871,891

Oil: Crude Producers — 2.7%
Cabot Oil & Gas Corp.	18,250	819,425
Concho Resources, Inc.(1)	9,190	870,752

		1,690,177

Pharmaceuticals — 4.4%
Jazz Pharmaceuticals PLC(1)	28,830	1,643,598
Perrigo Co.	9,570	1,111,747

		2,755,345

Scientific Instruments: Control & Filter — 1.6%
Roper Industries, Inc.	9,040	993,406

		993,406

Scientific Instruments: Electrical — 1.9%
AMETEK, Inc.	34,695	1,229,938

		1,229,938

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS MID CAP GROWTH FUND

September 30, 2012 (unaudited)	Shares	Value
Securities Brokerage & Services — 1.7%
IntercontinentalExchange, Inc.(1)	7,870	$1,049,937

		1,049,937

Semiconductors & Components — 0.9%
Broadcom Corp., Class A(1)	17,230	595,813

		595,813

Specialty Retail — 12.6%
Cabela’s, Inc.(1)	25,500	1,394,340
Limited Brands, Inc.	28,240	1,391,102
Ross Stores, Inc.	21,580	1,394,068
Sally Beauty Holdings, Inc.(1)	45,100	1,131,559
Tractor Supply Co.	12,810	1,266,781
Ulta Salon, Cosmetics & Fragrance, Inc.	14,100	1,357,901

		7,935,751

Textiles, Apparel & Shoes — 1.7%
Michael Kors Holdings Ltd.(1)	19,680	1,046,582

		1,046,582

Truckers — 1.8%
Old Dominion Freight Line, Inc.(1)	36,755	1,108,531

		1,108,531
Total Common Stocks
(Cost $46,120,300)		60,635,639

	Principal Amount	Value
Repurchase Agreements — 2.7%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/28/2012, maturity value of $1,702,001, due 10/1/2012(2)	$1,702,000	1,702,000
Total Repurchase Agreements (Cost $1,702,000)		1,702,000
Total Investments — 99.1% (Cost $47,822,300)		62,337,639
Other Assets, Net — 0.9%		561,092
Total Net Assets — 100.0%		$62,898,731

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S.Treasury Note	0.375%	4/15/2015	$1,736,456

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS MID CAP GROWTH FUND

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.
	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$60,635,639	$—	$—	$60,635,639
Repurchase Agreements	—	1,702,000	—	1,702,000

Total	$60,635,639	$1,702,000	$—	$62,337,639

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GROWTH FUND

September 30, 2012 (unaudited)	Shares	Value
Common Stocks — 96.6%
Asset Management & Custodian — 2.0%
Affiliated Managers Group, Inc.(1)	17,350	$2,134,050

		2,134,050

Back Office Support, HR and Consulting — 2.6%
Accenture PLC, Class A	16,498	1,155,355
Verisk Analytics, Inc., Class A(1)	35,279	1,679,633

		2,834,988

Beverage: Soft Drinks — 2.7%
The Coca-Cola Co.	76,560	2,903,921

		2,903,921

Biotechnology — 4.3%
Alexion Pharmaceuticals, Inc.(1)	14,369	1,643,813
Amgen, Inc.	12,100	1,020,272
Biogen Idec, Inc.(1)	13,790	2,057,882

		4,721,967

Chemicals: Diversified — 3.3%
Ecolab, Inc.	28,727	1,861,797
FMC Corp.	31,266	1,731,511

		3,593,308

Communications Technology — 1.3%
QUALCOMM, Inc.	22,827	1,426,459

		1,426,459

Computer Services, Software & Systems — 13.9%
Citrix Systems, Inc.(1)	15,810	1,210,572
Equinix, Inc.(1)	6,550	1,349,628
F5 Networks, Inc.(1)	20,000	2,094,000
Google, Inc., Class A(1)	4,260	3,214,170
Intuit, Inc.	23,830	1,403,110
Microsoft Corp.	103,530	3,083,123
Salesforce.com, Inc.(1)	10,820	1,652,106
Teradata Corp.(1)	14,900	1,123,609

		15,130,318

Computer Technology — 10.0%
Apple, Inc.	12,150	8,107,209
EMC Corp.(1)	102,580	2,797,357

		10,904,566

Consumer Services: Miscellaneous — 2.7%	61,500	2,977,215

eBay, Inc.(1)		2,977,215

Copper — 1.1%
Freeport-McMoran Copper & Gold, Inc.	31,020	1,227,772

		1,227,772

Cosmetics — 1.5%
The Estee Lauder Companies, Inc., Class A	26,800	1,650,076

		1,650,076

Diversified Manufacturing Operations — 1.8%
Danaher Corp.	35,821	1,975,528

		1,975,528

Diversified Retail — 8.4%
Amazon.com, Inc.(1)	10,010	2,545,743
Costco Wholesale Corp.	20,098	2,012,312
Dollar General Corp.(1)	42,400	2,185,296
Nordstrom, Inc.	43,175	2,382,397

		9,125,748

Drug & Grocery Store Chains — 3.7%
GNC Holdings, Inc., Class A	39,600	1,543,212
Whole Foods Market, Inc.	25,290	2,463,246

		4,006,458

Financial Data & Systems — 3.5%
Alliance Data Systems Corp.(1)	13,020	1,848,189
MasterCard, Inc., Class A	4,360	1,968,453

		3,816,642

Foods — 1.4%
McCormick & Co., Inc.	25,051	1,554,164

		1,554,164

Health Care Management Services — 0.9%
UnitedHealth Group, Inc.	17,230	954,714

		954,714

Health Care Services — 3.5%
Cerner Corp.(1)	17,563	1,359,552
Express Scripts Holding Co.(1)	38,153	2,391,048

		3,750,600

Machinery: Construction & Handling — 2.1%
Caterpillar, Inc.	26,750	2,301,570

		2,301,570

Oil Well Equipment & Services — 1.9%
Oil States International, Inc.(1)	25,740	2,045,301

		2,045,301

Oil: Crude Producers — 2.4%
Concho Resources, Inc.(1)	15,398	1,458,960
Southwestern Energy Co.(1)	32,774	1,139,880

		2,598,840

Pharmaceuticals — 4.9%
Gilead Sciences, Inc.(1)	58,240	3,863,059
Perrigo Co.	13,050	1,516,019

		5,379,078

Scientific Instruments: Control & Filter — 3.1%
Pall Corp.	25,800	1,638,042
Roper Industries, Inc.	15,300	1,681,317

		3,319,359

Scientific Instruments: Electrical — 1.9%
AMETEK, Inc.	56,794	2,013,347

		2,013,347

Securities Brokerage & Services — 1.6%
IntercontinentalExchange, Inc.(1)	13,200	1,761,012

		1,761,012

Semiconductors & Components — 0.9%
Broadcom Corp., Class A(1)	28,640	990,371

		990,371

Specialty Retail — 5.9%
Limited Brands, Inc.	40,350	1,987,641

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GROWTH FUND

September 30, 2012 (unaudited)	Shares	Value
Sally Beauty Holdings, Inc.(1)	75,600	$1,896,804
The Home Depot, Inc.	41,690	2,516,825

		6,401,270

Tobacco — 3.3%
Philip Morris International, Inc.	39,647	3,565,851

		3,565,851
Total Common Stocks
(Cost $77,002,927)		105,064,493

	Principal Amount	Value
Repurchase Agreements — 3.2%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/28/2012, maturity value of $3,537,003, due 10/1/2012(2)	$3,537,000	3,537,000
Total Repurchase Agreements (Cost $3,537,000)		3,537,000
Total Investments — 99.8% (Cost $80,539,927)		108,601,493
Other Assets, Net — 0.2%		192,207
Total Net Assets — 100.0%		$108,793,700

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S.Treasury Note	0.375%	4/15/2015	$3,608,417

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GROWTH FUND

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$105,064,493	$—	$—	$105,064,493
Repurchase Agreements	—	3,537,000	—	3,537,000

Total	$105,064,493	$3,537,000	$—	$108,601,493

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TECHNOLOGY FUND

September 30, 2012 (unaudited)	Shares	Value
Common Stocks — 97.3%
Communications Technology — 11.4%
Allot Communications Ltd.(1)	96,770	$2,566,340
Aruba Networks, Inc.(1)	254,500	5,722,433
Procera Networks, Inc.(1)	100,240	2,355,640
QUALCOMM, Inc.	150,260	9,389,747
Riverbed Technology, Inc.(1)	153,100	3,562,637

		23,596,797

Computer Services, Software & Systems — 48.8%
Aspen Technology, Inc.(1)	146,140	3,777,719
BroadSoft, Inc.(1)	79,511	3,261,541
Citrix Systems, Inc.(1)	63,520	4,863,727
Concur Technologies, Inc.(1)	49,400	3,642,262
Cornerstone OnDemand, Inc.(1)	101,200	3,102,792
Demand Media, Inc.(1)	166,220	1,806,811
Equinix, Inc.(1)	14,010	2,886,761
ExactTarget, Inc.(1)	127,110	3,078,604
F5 Networks, Inc.(1)	38,700	4,051,890
Fortinet, Inc.(1)	157,873	3,811,054
Google, Inc., Class A(1)	13,700	10,336,650
Imperva, Inc.(1)	76,680	2,836,393
Infoblox, Inc.(1)	123,820	2,878,815
Intuit, Inc.	79,970	4,708,634
Jive Software, Inc.(1)	108,900	1,710,819
Microsoft Corp.	329,360	9,808,341
NetSuite, Inc.(1)	47,200	3,011,360
Proofpoint, Inc.(1)	116,910	1,736,114
QLIK Technologies, Inc.(1)	45,320	1,015,621
Red Hat, Inc.(1)	38,300	2,180,802
Salesforce.com, Inc.(1)	31,500	4,809,735
SAP AG, ADR	66,500	4,743,445
SPS Commerce, Inc.(1)	77,300	2,973,731
Symantec Corp.(1)	116,700	2,100,600
Tangoe, Inc.(1)	133,510	1,752,986
Teradata Corp.(1)	48,220	3,636,270
Trulia, Inc.(1)	8,400	179,928
Ultimate Software Group, Inc.(1)	27,370	2,794,477
VMware, Inc., Class A(1)	37,400	3,618,076

		101,115,958

Computer Technology — 14.6%
Apple, Inc.	29,960	19,991,110
EMC Corp.(1)	173,020	4,718,255
Fusion-io, Inc.(1)	181,900	5,506,113

		30,215,478

Consumer Services: Miscellaneous — 3.0%	127,090	6,152,427

eBay, Inc.(1)		6,152,427

Diversified Retail — 2.8%
Amazon.com, Inc.(1)	23,110	5,877,335

		5,877,335

Electronic Components — 0.6%
InvenSense, Inc.(1)	106,300	1,270,285

		1,270,285

Financial Data & Systems — 2.0%
MasterCard, Inc., Class A	9,300	4,198,764

		4,198,764

Pharmaceuticals — 2.0%
Gilead Sciences, Inc.(1)	62,910	4,172,820

		4,172,820

Securities Brokerage & Services — 1.2%
IntercontinentalExchange, Inc.(1)	18,140	2,420,058

		2,420,058

Semiconductors & Components — 10.3%
Broadcom Corp., Class A(1)	46,780	1,617,652
Cirrus Logic, Inc.(1)	43,110	1,654,993
Cree, Inc.(1)	189,400	4,835,382
Intermolecular, Inc.(1)	114,350	811,885
Mellanox Technologies Ltd.(1)	21,200	2,152,436
Microsemi Corp.(1)	219,700	4,409,379
O2Micro International Ltd., ADR(1)	248,712	930,183
Rubicon Technology, Inc.(1)	436,870	4,185,215
SemiLEDs Corp.(1)	418,260	719,407

		21,316,532

Telecommunications Equipment — 0.6%
Alcatel-Lucent, ADR(1)	1,236,400	1,360,040

		1,360,040

Total Common Stocks (Cost $150,165,535)		201,696,494

	Principal Amount	Value
Repurchase Agreements — 2.7%
State Street Bank and Trust Co. Repurchase Agreement, 0.01,%, dated 9/28/2012, maturity value of $5,460,005, due 10/1/2012(2)	$5,460,000	5,460,000
Total Repurchase Agreements (Cost $5,460,000)		5,460,000
Total Investments — 100.0% (Cost $155,625,535)		207,156,494
Other Assets, Net — 0.0%		70,198
Total Net Assets — 100.0%		$207,226,692

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.375%	5/31/2018	$5,569,813

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TECHNOLOGY FUND

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$201,696,494	$—	$—	$201,696,494
Repurchase Agreements	—	5,460,000	—	5,460,000

Total	$201,696,494	$5,460,000	$—	$207,156,494

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP EQUITY FUND

September 30, 2012 (unaudited)	Shares	Value
Common Stocks — 98.2%
Aerospace — 2.6%
HEICO Corp., Class A	42,108	$1,284,715
Teledyne Technologies, Inc.(1)	20,300	1,286,817

		2,571,532

Asset Management & Custodian — 0.7%
Financial Engines, Inc.(1)	29,949	713,685

		713,685

Auto Parts — 1.1%
LKQ Corp.(1)	57,640	1,066,340

		1,066,340

Back Office Support, HR and Consulting — 2.0%
Huron Consulting Group, Inc.(1)	28,600	995,852
Robert Half International, Inc.	37,316	993,725

		1,989,577

Banks: Diversified — 1.3%
Signature Bank(1)	20,201	1,355,083

		1,355,083

Biotechnology — 7.3%
Aegerion Pharmaceuticals, Inc.(1)	40,099	594,267
Amicus Therapeutics, Inc.(1)	98,100	510,120
ARIAD Pharmaceuticals, Inc.(1)	31,400	760,665
Cubist Pharmaceuticals, Inc.(1)	17,100	815,328
Dynavax Technologies Corp.(1)	129,800	617,848
Exact Sciences Corp.(1)	70,100	771,801
Medivation, Inc.(1)	22,410	1,263,028
NPS Pharmaceuticals, Inc.(1)	137,842	1,275,038
Seattle Genetics, Inc.(1)	27,500	741,125

		7,349,220

Building Materials — 1.1%
Trex Co., Inc.(1)	31,680	1,080,922

		1,080,922

Building: Roofing, Wallboard & Plumbing — 1.4%
Beacon Roofing Supply, Inc.(1)	48,300	1,376,550

		1,376,550

Chemicals: Diversified — 1.3%
Rockwood Holdings, Inc.	28,200	1,314,120

		1,314,120

Commercial Vehicles & Parts — 0.5%
Commercial Vehicle Group, Inc.(1)	69,064	507,620

		507,620

Communications Technology — 1.9%
Aruba Networks, Inc.(1)	78,000	1,753,830
Procera Networks, Inc.(1)	5,600	131,600

		1,885,430

Computer Services, Software & Systems — 15.8%
Aspen Technology, Inc.(1)	73,369	1,896,589
BroadSoft, Inc.(1)	30,575	1,254,186
Concur Technologies, Inc.(1)	16,400	1,209,172
Demand Media, Inc.(1)	86,100	935,907
ExactTarget, Inc.(1)	56,900	1,378,118
Fortinet, Inc.(1)	53,458	1,290,476
Gartner, Inc.(1)	15,848	730,434
Infoblox, Inc.(1)	60,300	1,401,975
InterXion Holding N.V.(1)	43,700	992,864
Proofpoint, Inc.(1)	54,000	801,900
SPS Commerce, Inc.(1)	35,600	1,369,532
Tangoe, Inc.(1)	47,300	621,049
Trulia, Inc.(1)	4,000	85,680
Ultimate Software Group, Inc.(1)	18,958	1,935,612

		15,903,494

Consumer Lending — 1.8%
Portfolio Recovery Associates, Inc.(1)	17,120	1,787,842

		1,787,842

Cosmetics — 2.0%
Elizabeth Arden, Inc.(1)	41,700	1,969,908

		1,969,908

Diversified Manufacturing Operations — 1.0%
OSI Systems, Inc.(1)	13,000	1,011,920

		1,011,920

Diversified Materials & Processing — 1.3%
Hexcel Corp.(1)	55,210	1,326,144

		1,326,144

Drug & Grocery Store Chains — 0.9%
Natural Grocers by Vitamin Cottage, Inc.(1)	41,100	917,352

		917,352

Education Services — 1.6%
Grand Canyon Education, Inc.(1)	69,180	1,627,805

		1,627,805

Financial Data & Systems — 2.7%
Heartland Payment Systems, Inc.	40,900	1,295,712
Wright Express Corp.(1)	20,661	1,440,485

		2,736,197

Foods — 1.4%
The Hain Celestial Group, Inc.(1)	22,750	1,433,250

		1,433,250

Health Care Services — 3.9%
Acadia Healthcare Co., Inc.(1)	43,500	1,037,475
HMS Holdings Corp.(1)	39,314	1,314,267
Team Health Holdings, Inc.(1)	58,118	1,576,741

		3,928,483

Insurance: Property-Casualty — 1.7%
AmTrust Financial Services, Inc.	65,149	1,669,117

		1,669,117

Leisure Time — 1.2%
Life Time Fitness, Inc.(1)	26,600	1,216,684

		1,216,684

Machinery: Industrial — 1.6%
Middleby Corp.(1)	14,300	1,653,652

		1,653,652

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP EQUITY FUND

September 30, 2012 (unaudited)	Shares	Value
Machinery: Specialty — 1.3%
Graco, Inc.	26,346	$1,324,677

		1,324,677

Medical & Dental Instruments & Supplies — 5.6%
ABIOMED, Inc.(1)	35,283	740,590
Align Technology, Inc.(1)	48,627	1,797,740
Conceptus, Inc.(1)	43,700	887,547
Globus Medical, Inc., Class A(1)	60,300	1,087,209
OraSure Technologies, Inc.(1)	103,500	1,150,920

		5,664,006

Medical Equipment — 2.8%
Cyberonics, Inc.(1)	30,521	1,599,911
Dexcom, Inc.(1)	82,877	1,245,641

		2,845,552

Metal Fabricating — 1.3%
RBC Bearings, Inc.(1)	28,046	1,349,013

		1,349,013

Offshore Drilling & Other Services — 1.1%
Atwood Oceanics, Inc.(1)	24,800	1,127,160

		1,127,160

Oil Well Equipment & Services — 2.1%
Core Laboratories N.V.	8,336	1,012,657
Geospace Technologies Corp.(1)	9,267	1,134,374

		2,147,031

Oil: Crude Producers — 3.1%
Energy XXI (Bermuda) Ltd.	33,002	1,153,420
Kodiak Oil & Gas Corp.(1)	105,350	986,076
Oasis Petroleum, Inc.(1)	33,200	978,404

		3,117,900

Pharmaceuticals — 3.8%
Amarin Corp. PLC, ADR(1)	53,750	677,250
BioMarin Pharmaceutical, Inc.(1)	29,732	1,197,308
Jazz Pharmaceuticals PLC(1)	34,310	1,956,013

		3,830,571

Production Technology Equipment — 0.9%
FEI Co.	17,400	930,900

		930,900

Restaurants — 0.9%
BJ’s Restaurants, Inc.(1)	21,050	954,618

		954,618

Securities Brokerage & Services — 0.6%
MarketAxess Holdings, Inc.	20,682	653,551

		653,551

Semiconductors & Components — 3.8%
Cirrus Logic, Inc.(1)	21,100	810,029
Cree, Inc.(1)	37,841	966,081
Microsemi Corp.(1)	90,256	1,811,438
SemiLEDs Corp.(1)	165,268	284,261

		3,871,809

Specialty Retail — 8.0%
Cabela’s, Inc.(1)	35,200	1,924,736
DSW, Inc., Class A	20,800	1,387,776
Francesca’s Holdings Corp.(1)	26,400	811,272
The Tile Shop Holdings, Inc.(1)	63,500	913,130
Ulta Salon, Cosmetics & Fragrance, Inc.	11,280	1,086,320
Vitamin Shoppe, Inc.(1)	33,783	1,970,225

		8,093,459

Telecommunications Equipment — 0.5%
Vocera Communications, Inc.(1)	16,830	520,215

		520,215

Textiles, Apparel & Shoes — 1.9%
Tumi Holdings, Inc.(1)	39,200	922,768
Under Armour, Inc., Class A(1)	17,362	969,321

		1,892,089

Truckers — 2.4%
Old Dominion Freight Line, Inc.(1)	39,423	1,188,998
Roadrunner Transportation Systems, Inc.(1)	75,600	1,223,208

		2,412,206

Total Common Stocks (Cost $80,398,232)		99,126,684

	Principal Amount	Value
Repurchase Agreements — 2.4%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/28/2012, maturity value of $2,387,002, due 10/1/2012(2)	$2,387,000	2,387,000
Total Repurchase Agreements (Cost $2,387,000)		2,387,000
Total Investments — 100.6% (Cost $82,785,232)		101,513,684
Other Liabilities, Net — (0.6)%		(586,227)
Total Net Assets — 100.0%		$100,927,457

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	0.375%	4/15/2015	$2,439,069

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS SMALL CAP EQUITY FUND

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$99,126,684	$—	$—	$99,126,684
Repurchase Agreements	—	2,387,000	—	2,387,000

Total	$99,126,684	$2,387,000	$—	$101,513,684

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL GROWTH FUND

September 30, 2012 (unaudited)	Shares	Value
Common Stocks — 94.9%
Australia — 6.1%
Brambles Ltd.	1,379,501	$9,996,175
Fortescue Metals Group Ltd.	2,772,788	9,940,617
James Hardie Industries SE	538,554	4,836,999
Woodside Petroleum Ltd.	341,256	11,673,884
Woolworths Ltd.	330,290	9,835,035

		46,282,710

Brazil — 1.3%
BM&F BOVESPA S.A.	1,051,600	6,354,471
MercadoLibre, Inc.	7,200	594,360
OGX Petroleo e Gas Participacoes S.A.(1)	910,500	2,762,153

		9,710,984

Chile — 0.6%
Sociedad Quimica y Minera de Chile S.A., ADR	70,100	4,320,964

		4,320,964

Denmark — 3.5%
Novo Nordisk A/S, Class B	130,467	20,532,096
Novozymes A/S, B Shares	176,885	4,878,742
Vestas Wind Systems A/S(1)	99,882	708,572

		26,119,410

France — 6.8%
Essilor International S.A.	125,491	11,742,937
L’Oreal S.A.	164,501	20,339,067
PPR	123,785	18,998,566

		51,080,570

Germany — 4.3%
Adidas AG	175,288	14,384,344
Aixtron SE	326,807	4,322,436
Axel Springer AG	95,763	4,153,271
HeidelbergCement AG	93,019	4,885,708
SMA Solar Technology AG	93,147	3,262,391
Volkswagen AG	8,026	1,345,334

		32,353,484

Hong Kong — 2.4%
AIA Group Ltd.	3,003,400	11,071,127
Hong Kong Exchanges & Clearing Ltd.	494,900	7,428,933

		18,500,060

India — 0.8%
Housing Development Finance Corp. Ltd.	268,900	3,920,796
Reliance Capital Ltd.	304,739	2,479,806

		6,400,602

Israel — 0.4%
Teva Pharmaceutical Industries Ltd., ADR	77,727	3,218,675

		3,218,675

Italy — 2.6%
Fiat SpA(1)	2,649,726	14,172,687
UniCredit SpA(1)	1,328,599	5,528,749

		19,701,436

Japan — 7.7%
Gree, Inc.	556,900	10,167,106
Hoya Corp.	146,900	3,222,715
Kyocera Corp.	49,900	4,323,781
Rakuten, Inc.	1,933,700	19,661,947
Rohm Co. Ltd.	56,000	1,885,853
Sanrio Co. Ltd.	107,900	3,859,218
SMC Corp.	75,300	12,118,298
Yamada Denki Co. Ltd.	60,430	2,650,890

		57,889,808

Luxembourg — 0.0%
Reinet Investments SCA(1)	3,406	63,465

		63,465

People’s Republic of China — 8.7%
Baidu, Inc., ADR(1)	277,000	32,359,140
CNOOC Ltd.	2,637,000	5,347,270
Ports Design Ltd.	187,000	144,802
Tencent Holdings Ltd.	743,000	25,230,939
Youku Todou, Inc., ADR(1)	148,225	2,725,858

		65,808,009

Peru — 0.6%
Credicorp Ltd.	38,583	4,833,678

		4,833,678

Portugal — 0.9%
Jeronimo Martins, SGPS, S.A.	390,339	6,516,526

		6,516,526

Russia — 0.5%
Mail.ru Group Ltd., GDR	115,638	3,873,068

		3,873,068

Singapore — 0.7%
Singapore Exchange Ltd.	892,000	5,069,811

		5,069,811

South Africa — 0.3%
Impala Platinum Holdings Ltd.	137,000	2,288,356

		2,288,356

South Korea — 3.3%
Celltrion, Inc.	199,646	5,003,353
NHN Corp.	34,080	8,882,224
Samsung Electronics Co. Ltd.	9,137	11,010,983

		24,896,560

Spain — 5.4%
Banco Santander S.A.(1)	1,996,604	14,903,451
Industria de Diseno Textil S.A.	207,678	25,804,580

		40,708,031

Sweden — 8.5%
Alfa Laval AB	449,579	8,169,202
Atlas Copco AB, Class B	1,257,636	26,361,793
Oriflame Cosmetics S.A., SDR	107,441	3,682,816
Sandvik AB	699,692	9,516,487
Svenska Handelsbanken AB, Class A	437,693	16,426,170

		64,156,468

Switzerland — 8.1%
ABB Ltd. (Reg S)(1)	476,387	8,938,528
Compagnie Financiere Richemont S.A., Class A	330,349	19,835,205
Geberit AG(1)	46,748	10,181,836
Syngenta AG (Reg S)	50,759	18,988,045
The Swatch Group AG	7,451	2,975,590

		60,919,204

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL GROWTH FUND

September 30, 2012 (unaudited)	Shares	Value
Taiwan — 0.8%
Taiwan Semiconductor Mfg. Co. Ltd., ADR	397,907	$6,294,889

		6,294,889

Turkey — 1.2%
BIM Birlesik Magazalar A.S.	71,719	2,992,146
Turkiye Garanti Bankasi A.S.	1,503,016	6,279,073

		9,271,219

United Kingdom — 19.4%
ARM Holdings PLC	1,828,000	17,061,906
BG Group PLC	452,227	9,150,680
BHP Billiton PLC	689,100	21,519,237
British American Tobacco PLC	378,707	19,459,239
Meggitt PLC	1,722,243	10,991,213
Prudential PLC	1,742,977	22,633,013
Rolls-Royce Holdings PLC(1)	1,409,106	19,222,579
SABMiller PLC	127,000	5,588,002
Signet Jewelers Ltd.	40,205	1,951,359
Standard Chartered PLC	843,030	19,102,127

		146,679,355
Total Common Stocks (Cost $685,502,500)		716,957,342

Preferred Stocks — 1.7%
Brazil — 0.9%
Itau Unibanco Holding S.A., ADR	442,840	6,766,595

		6,766,595
Germany — 0.8%
Porsche Automobil Holding SE	104,722	6,275,394

		6,275,394
Total Preferred Stocks (Cost $13,964,417)		13,041,989

	Principal Amount	Value
Repurchase Agreements — 2.7%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/28/2012, maturity value of $20,541,017, due 10/1/2012(2)	$20,541,000	20,541,000
Total Repurchase Agreements (Cost $20,541,000)		20,541,000

Total Investments — 99.3% (Cost $720,007,917)		750,540,331

Other Assets, Net — 0.7%		4,991,255

Total Net Assets — 100.0%		$755,531,586

(1) Non-income producing security.
(2) The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value

U.S. Treasury Note	0.375%	4/15/2015	$20,952,906

Legend:

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

SDR — Swedish Depository Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INTERNATIONAL GROWTH FUND

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$63,527,653	$653,429,689	*	$—	$716,957,342
Preferred Stocks	6,766,595	6,275,394	*	—	13,041,989
Repurchase Agreements	—	20,541,000		—	20,541,000

Total	$70,294,248	$680,246,083		$—	$750,540,331

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models. These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS FUND

September 30, 2012 (unaudited)	Shares	Value
Common Stocks — 92.3%
Brazil — 3.5%
Embraer S.A., ADR	817,400	$21,759,188
JBS S.A.(1)	6,280,800	20,819,818
MercadoLibre, Inc.	152,950	12,626,022
Tractebel Energia S.A.	538,200	8,495,450

		63,700,478

Egypt — 1.0%
Commercial International Bank Egypt SAE	979,611	5,535,944
Egyptian Financial Group-Hermes Holding SAE(1)	6,150,410	12,033,242

		17,569,186

Ghana — 2.5%
Tullow Oil PLC	1,988,700	44,117,555

		44,117,555

India — 8.7%
ACC Ltd.	533,900	14,848,320
Axis Bank Ltd.	636,245	13,650,881
HCL Technologies Ltd.	614,789	6,695,441
Housing Development Finance Corp. Ltd.	1,440,800	21,008,118
Infrastructure Development Finance Co. Ltd.	6,377,000	18,580,685
Mahindra & Mahindra Ltd.	2,304,260	37,645,887
Niko Resources Ltd.	1,008,300	13,928,099
Satyam Computer Services Ltd.(1)	524,689	1,102,261
Tech Mahindra Ltd.	986,688	18,177,569
Titan Industries Ltd.	2,094,700	10,389,782

		156,027,043

Indonesia — 3.0%
PT Bank Mandiri (Persero) Tbk	11,534,500	9,842,502
PT Bank Negara Indonesia (Persero) Tbk	34,237,500	13,982,810
PT Perusahaan Gas Negara (Persero) Tbk	21,833,000	9,383,927
PT Semen Gresik (Persero) Tbk	13,206,000	19,884,621

		53,093,860

Kenya — 1.6%
Africa Oil Corp.(1)	2,845,700	28,048,859

		28,048,859

Kurdistan — 2.4%
Gulf Keystone Petroleum Ltd.(1)	11,258,631	42,850,963

		42,850,963

Liberia — 1.5%
African Petroleum Corp. Ltd.(1)	21,591,600	26,876,367

		26,876,367

Malaysia — 2.5%
CIMB Group Holdings Berhad	8,800,100	21,554,118
Public Bank Berhad	4,961,600	23,327,464

		44,881,582

Mexico — 4.1%
America Movil S.A.B. de C.V., ADR, Series L	1,846,000	46,962,240
Wal-Mart de Mexico S.A.B. de C.V.	9,130,344	25,713,285

		72,675,525

Namibia — 0.1%
Chariot Oil & Gas Ltd.(1)	3,489,435	1,694,427

		1,694,427

Panama — 0.7%
Copa Holdings S.A., Class A	158,500	12,881,295

		12,881,295

People’s Republic of China — 17.2%
Beijing Enterprises Holdings Ltd.	1,537,000	10,236,302
China Mobile Ltd.	7,203,500	80,089,591
China Petroleum & Chemical Corp., H shares	16,546,000	15,347,839
China Railway Construction Corp. Ltd., H shares	16,863,000	15,141,347
China Resources Enterprise Ltd.	5,064,000	16,850,716
China Taiping Insurance Holdings Co. Ltd.(1)	6,309,000	9,812,023
CNOOC Ltd.	11,854,000	24,037,369
CSR Corp. Ltd., H shares	19,325,000	12,698,026
Hang Lung Properties Ltd.	6,387,000	21,746,965
Hengan International Group Co. Ltd.	1,816,000	17,061,826
Kunlun Energy Co. Ltd.	10,950,000	19,121,384
Lenovo Group Ltd.	19,176,000	15,882,567
Tencent Holdings Ltd.	717,000	24,348,026
Want Want China Holdings Ltd.	19,601,000	25,001,721

		307,375,702

Russia — 4.5%
NovaTek OAO, GDR, (Reg S)	214,600	25,476,975
Sberbank of Russia, ADR	3,638,700	42,875,639
X5 Retail Group N.V., GDR (Reg S)(1)	557,120	11,744,326

		80,096,940

South Africa — 1.7%
Massmart Holdings Ltd.	437,842	8,779,415
Naspers Ltd., N shares	364,700	22,619,397

		31,398,812

South Korea — 18.1%
Celltrion, Inc.	261,883	6,563,082
Cheil Industries, Inc.	227,000	20,618,856
Daum Communications Corp.	195,300	19,878,584
E-Mart Co. Ltd.	98,551	21,444,603
Fila Korea Ltd.	81,074	5,280,871
Hankook Tire Co. Ltd.(2)	214,100	8,014,097
Hyundai Glovis Co. Ltd.	90,100	19,652,292
Hyundai Marine & Fire Insurance Co. Ltd.	481,100	14,891,508
Hyundai Mobis	69,600	19,349,145
Hyundai Wia Corp.	57,128	9,587,145
LG Household & Health Care Ltd.	16,700	9,510,708
Mando Corp.	60,800	8,385,410
NCSoft Corp.	71,800	15,336,472
NHN Corp.	148,600	38,729,414
Samsung Electronics Co. Ltd.	67,600	81,464,642
Samsung Fire & Marine Insurance Co. Ltd.	116,000	24,821,128

		323,527,957

Taiwan — 11.6%
China Life Insurance Co. Ltd.(1)	40,597,920	37,307,033
Delta Electronics, Inc.	6,426,000	24,789,773
Far Eastern Department Stores Ltd.	14,844,172	15,944,740
Hon Hai Precision Industry Co. Ltd.	15,399,046	48,215,096
HTC Corp.	1,124,000	10,854,117
Quanta Computer, Inc.	3,355,000	8,895,619
Taiwan Semiconductor Manufacturing Co. Ltd.	19,871,534	61,130,279

		207,136,657

Thailand — 1.8%
Kasikornbank Public Co. Ltd.	3,217,400	19,030,629
Siam Commercial Bank Public Co. Ltd.	2,302,100	12,565,602

		31,596,231

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS FUND

September 30, 2012 (unaudited)	Shares	Value
Turkey — 1.8%
Turkiye Garanti Bankasi A.S.	4,738,298	$19,794,947
Turkiye Is Bankasi	4,045,700	12,715,460

		32,510,407

Turkmenistan — 4.0%
Dragon Oil PLC	7,407,448	72,533,546

		72,533,546
Total Common Stocks (Cost $1,374,819,763)		1,650,593,392

Preferred Stocks — 4.7%
Brazil — 3.1%
Banco Bradesco S.A.	1,526,876	24,530,941
Comp. Lorenz S.A.(1)(2)(3)	4,700,000	—
Companhia Energetica de Minas Gerais	837,940	10,159,855
Itau Unibanco Holding S.A.	565,100	8,527,024
Itausa-Investimentos Itau S.A.	2,638,129	11,751,044

		54,968,864

South Korea — 1.6%
Samsung Electronics Co. Ltd.	40,653	28,734,812

		28,734,812
Total Preferred Stocks (Cost $61,223,783)		83,703,676

	Principal Amount	Value
Repurchase Agreements — 0.7%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/28/2012, maturity value of $12,551,010, due 10/1/2012(4)	$12,551,000	12,551,000
Total Repurchase Agreements (Cost $12,551,000)		12,551,000
Total Investments — 97.7% (Cost $1,448,594,546)		1,746,848,068
Other Assets, Net — 2.3%		41,508,474
Total Net Assets — 100.0%		$1,788,356,542

(1) Non-income producing security.
(2) Fair valued security.
(3) The table below presents securities deemed illiquid by the investment adviser.

Security	Principal Amount	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Comp. Lorenz S.A.	4,700,000	$179,645	—	6/27/1997	0.00%

(4) The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	3.875%	8/15/2040	$12,805,675

Legend:

ADR — American Depositary Receipt.
GDR — Global Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS EMERGING MARKETS FUND

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks
Hankook Tire Co. Ltd.**	$—	$—		$8,014,097	$8,014,097
Other	218,110,623	1,424,468,672	*	—	1,642,597,295
Preferred Stocks	54,968,864	28,734,812	*	—	83,703,676
Repurchase Agreements	—	12,551,000		—	12,551,000

Total	$273,079,487	$1,465,754,484		$8,014,097	$1,746,848,068

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models. These investments in securities were classified as Level 2 rather than Level 1.
**	As of September 30, 2012, Hankook Tire Co. Ltd. was suspended from trading.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities
Balance as of 12/31/2011	$—
Change in unrealized appreciation/depreciation	—
Net realized gain/loss	—
Net purchases/sales	8,014,097
Net transfers in and/or out of Level 3	—

Balance as of 9/30/2012	$8,014,097

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GLOBAL GROWTH FUND

September 30, 2012 (unaudited)	Shares	Value
Common Stocks — 97.2%
Australia — 1.4%
Brambles Ltd.	38,760	$280,863
Cochlear Ltd.	1,462	101,428

		382,291

Brazil — 3.6%
Arcos Dorados Holdings, Inc., Class A	9,645	148,822
BM&F BOVESPA S.A.	48,900	295,487
OdontoPrev S.A.	33,400	186,997
OGX Petroleo e Gas Participacoes S.A.(1)	32,400	98,291
Vale S.A., ADR	17,000	295,120

		1,024,717

Canada — 2.0%
Fairfax Financial Holdings Ltd.	976	377,546
Ritchie Bros. Auctioneers, Inc.	9,775	187,973

		565,519

Denmark — 1.6%
Carlsberg A/S, Class B	3,853	341,340
Jyske Bank A/S(1)	3,678	108,862

		450,202

Germany — 0.7%
Deutsche Boerse AG	3,785	209,453

		209,453

Greece — 1.3%
Coca-Cola Hellenic Bottling Co. S.A.(1)	19,763	368,990

		368,990

Indonesia — 0.3%
PT Bank Negara Indonesia (Persero) Tbk	239,500	97,813

		97,813

Ireland — 1.3%
CRH PLC	4,332	83,393
Ryanair Holdings PLC, ADR(1)	8,406	271,094

		354,487

Japan — 4.8%
INPEX Corp.	62	368,574
NAMCO BANDAI Holdings, Inc.	21,800	369,316
Olympus Corp.(1)	8,500	165,952
Rohm Co. Ltd.	4,300	144,807
Tokyo Electron Ltd.	2,100	89,460
Yamaha Motor Co. Ltd.	26,900	234,759

		1,372,868

Mexico — 1.1%
America Movil S.A.B. de C.V., ADR, Series L	11,700	297,648

		297,648

Netherlands — 0.5%
QIAGEN N.V.(1)	7,500	138,825

		138,825

Norway — 1.1%
Norsk Hydro ASA	29,333	137,847
Schibsted ASA	4,338	166,018

		303,865

People’s Republic of China — 3.9%
Baidu, Inc., ADR(1)	1,200	140,184
China Mobile Ltd.	24,000	266,836
Mindray Medical International Ltd., ADR	11,936	401,169
Shandong Weigao Group Medical Polymer Co. Ltd., H shares	172,000	221,483
SINA Corp.(1)	1,200	77,616

		1,107,288

Singapore — 2.0%
DBS Group Holdings Ltd.	24,000	280,326
Jardine Matheson Holdings Ltd.	5,200	295,191

		575,517

South Africa — 3.4%
Clicks Group Ltd.	47,607	330,040
Naspers Ltd., N shares	9,995	619,909

		949,949

South Korea — 1.7%
Samsung Electronics Co. Ltd., GDR (Reg S)	800	482,521

		482,521

Sweden — 5.5%
Atlas Copco AB, Class B	17,595	368,816
Investor AB, Class B	11,261	248,159
Svenska Handelsbanken AB, Class A	21,475	805,935
Volvo AB, B shares	10,358	145,524

		1,568,434

Switzerland — 7.9%
Compagnie Financiere Richemont S.A., Class A	8,711	523,036
Julius Baer Group Ltd.(1)	6,056	211,239
Nestle S.A. (Reg S)	9,148	577,215
Roche Holding AG	2,966	554,780
Schindler Holding AG	3,061	376,877

		2,243,147

Taiwan — 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	25,600	404,992

		404,992

Turkey — 1.3%
BIM Birlesik Magazalar A.S., GDR(2)	5,281	220,581
Turkiye Garanti Bankasi A.S., ADR(3)	38,147	157,458

		378,039

Turkmenistan — 0.6%
Dragon Oil PLC	17,596	172,300

		172,300

United Kingdom — 12.2%
Aggreko PLC	4,843	181,296
British American Tobacco PLC	6,078	312,308
Bunzl PLC	20,000	358,658
Hays PLC	93,880	117,196
HSBC Holdings PLC	29,223	271,474
Prudential PLC	56,832	737,978
Rolls-Royce Holdings PLC(1)	29,138	397,491
Vodafone Group PLC	96,000	272,797
Wolseley PLC	19,000	812,743

		3,461,941

United States — 37.6%
Altera Corp.	5,520	187,597

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GLOBAL GROWTH FUND

September 30, 2012 (unaudited)	Shares	Value
Amazon.com, Inc.(1)	2,756	$700,906
Bed, Bath & Beyond, Inc.(1)	3,260	205,380
CarMax, Inc.(1)	8,626	244,116
Deere & Co.	2,804	231,302
Dolby Laboratories, Inc., Class A(1)	3,071	100,575
eBay, Inc.(1)	13,344	645,983
EOG Resources, Inc.	3,209	359,568
Express Scripts Holding Co.(1)	2,866	179,612
First Republic Bank	7,394	254,797
FLIR Systems, Inc.	13,549	270,641
Google, Inc., Class A(1)	649	489,671
Harley-Davidson, Inc.	6,817	288,836
Illumina, Inc.(1)	2,490	120,018
Intuitive Surgical, Inc.(1)	225	111,517
Life Technologies Corp.(1)	5,671	277,198
Markel Corp.(1)	953	436,941
MasterCard, Inc., Class A	1,064	480,375
Mohawk Industries, Inc.(1)	4,146	331,763
Moody’s Corp.	7,993	353,051
National Oilwell Varco, Inc.	3,070	245,938
New York Community Bancorp, Inc.	24,530	347,345
Omnicom Group, Inc.	8,018	413,408
PepsiCo, Inc.	5,906	417,968
Philip Morris International, Inc.	4,780	429,913
Praxair, Inc.	2,385	247,754
Royal Caribbean Cruises Ltd.	9,833	297,055
Seattle Genetics, Inc.(1)	6,100	164,395
Teradata Corp.(1)	1,735	130,836
The Progressive Corp.	6,492	134,644
The Walt Disney Co.	6,868	359,059
Ultra Petroleum Corp.(1)	11,208	246,352
VistaPrint N.V.(1)	5,853	199,880
Waters Corp.(1)	3,787	315,571
WellPoint, Inc.	3,543	205,529
Xilinx, Inc.	7,656	255,787

		10,681,281
Total Common Stocks (Cost $26,267,413)		27,592,087
Preferred Stocks — 0.8%
Brazil — 0.8%
Petroleo Brasileiro S.A., ADR	9,900	218,493

		218,493
Total Preferred Stocks (Cost $275,112)		218,493

	Principal Amount	Value
Repurchase Agreements — 1.5%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/28/2012, maturity value of $411,000, due 10/1/2012(4)	$411,000	411,000
Total Repurchase Agreements (Cost $411,000)		411,000

September 30, 2012 (unaudited)		Value
Total Investments — 99.5% (Cost $26,953,525)		$28,221,580

Other Assets, Net — 0.5%		156,010

Total Net Assets — 100.0%		$28,377,590

(1) Non-income producing security.

(2)    Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2012, the aggregate market value of these securities amounted to $220,581, representing 0.8% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3) Fair valued security.
(4) The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	0.375%	4/15/2015	$421,567

Legend:

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GLOBAL GROWTH FUND

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$14,003,045	$13,589,042	*	$—	$27,592,087
Preferred Stocks	218,493	—		—	218,493
Repurchase Agreements	—	411,000		—	411,000

Total	$14,221,538	$14,000,042		$—	$28,221,580

* Consists of certain foreign securities whose values were determined by a pricing service using pricing models. These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GREATER CHINA FUND

September 30, 2012 (unaudited)	Shares	Value
Common Stocks — 98.3%
Hong Kong — 19.3%
AIA Group Ltd.	211,400	$779,262
ASM Pacific Technology Ltd.	15,200	179,636
BOC Hong Kong (Holdings) Ltd.	163,500	517,084
Great Eagle Holdings Ltd.	86,000	260,563
Hang Lung Group Ltd.	85,000	537,320
Henderson Land Development Co. Ltd.	34,000	242,617
Hong Kong Exchanges & Clearing Ltd.	8,200	123,090
Li & Fung Ltd.	72,000	111,028
Midland Holdings Ltd.	574,000	339,942
Sun Hung Kai & Co. Ltd.	227,968	117,511
Swire Pacific Ltd., Class A	30,000	366,071
Swire Properties Ltd.	70,200	216,694
Wing Hang Bank Ltd.	50,500	473,171

		4,263,989

People’s Republic of China — 49.6%
Angang Steel Co. Ltd., H shares(1)	354,000	181,169
Baidu, Inc., ADR(1)	6,500	759,330
Bank of China Ltd., H shares	1,169,000	444,000
Bosideng International Holdings Ltd.	660,000	184,001
China Construction Bank Corp., H shares	1,154,000	795,903
China National Building Material Co. Ltd., H
shares	266,000	291,352
China Petroleum & Chemical Corp., H shares	376,000	348,772
China Railway Construction Corp. Ltd., H shares	371,000	333,122
China Resources Land Ltd.	78,000	170,525
China Shenhua Energy Co. Ltd., H shares	133,000	512,218
China Taiping Insurance Holdings Co. Ltd.(1)	267,000	415,250
China Vanke Co. Ltd., Class B	211,900	265,569
CNOOC Ltd.	519,000	1,052,421
CSR Corp. Ltd., H shares	609,000	400,160
ENN Energy Holdings Ltd.	56,000	235,503
Hengan International Group Co. Ltd.	26,000	244,277
Kunlun Energy Co. Ltd.	436,000	761,363
Lianhua Supermarket Holdings Ltd., H shares	106,400	84,281
Minth Group Ltd.	164,000	172,345
PetroChina Co. Ltd., H shares	250,000	323,842
Phoenix Satellite Television Holdings Ltd.	914,000	284,384
Ping An Insurance (Group) Co. of China Ltd., H
shares	94,500	707,625
Ports Design Ltd.	289,500	224,173
Tencent Holdings Ltd.	36,000	1,222,495
Tingyi (Cayman Islands) Holding Corp.	72,000	215,912
Want Want China Holdings Ltd.	239,000	304,852

		10,934,844

Taiwan — 29.4%
Advanced Semiconductor Engineering, Inc.	201,284	154,021
Airtac International Group	59,000	294,922
Bright Led Electronics Corp.	192,000	115,012
China Life Insurance Co. Ltd.(1)	816,620	750,424
China Steel Corp.	293,538	267,411
Delta Electronics, Inc.	83,000	320,192
Evergreen Marine Corp.(1)	501,897	263,681
Far Eastern Department Stores Ltd.	321,880	345,745
Hiwin Technologies Corp.	34,650	252,735
Hon Hai Precision Industry Co. Ltd.	249,770	782,041
HTC Corp.	14,700	141,953
Huaku Development Co. Ltd.	98,396	236,677
Hung Poo Real Estate Development Corp.	171,588	172,641
MediaTek, Inc.	57,000	600,155
Phison Electronics Corp.	23,000	184,644
Sinyi Realty Co. Ltd.	132,288	179,965
Taiwan Fertilizer Co. Ltd.	76,000	205,418
Taiwan Semiconductor Manufacturing Co. Ltd.	391,000	1,202,823

		6,470,460

Total Common Stocks
(Cost $24,131,007)		21,669,293

	Principal Amount	Value

Repurchase Agreements — 1.8%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/28/2012, maturity value of $404,000, due 10/1/2012(2)	$404,000	404,000

Total Repurchase Agreements (Cost $404,000)		404,000
Total Investments — 100.1% (Cost $24,535,007)		22,073,293

Other Liabilities, Net — (0.1)%		(19,214)

Total Net Assets — 100.0%		$22,054,079

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value

U.S. Treasury Note	0.375%	4/15/2015	$416,549

Legend:

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS GREATER CHINA FUND

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$759,330	$20,909,963	*	$—	$21,669,293
Repurchase Agreements	—	404,000		—	404,000

Total	$759,330	$21,313,963		$—	$22,073,293

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models. These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

September 30, 2012 (unaudited)	Principal Amount	Value
Senior Secured Loans — 80.4%
Aerospace & Defense — 0.8%
Sequa Corp.
Term Loan
3.69% - 3.72% due 12/3/2014(1)	$13,999,119	$13,943,123

		13,943,123

Airlines — 1.2%
Delta Air Lines, Inc.
New Term Loan B
5.50% due 4/20/2017(1)	19,402,592	19,481,366

		19,481,366

Automotive — 5.6%
Allison Transmission, Inc.
Term Loan B3
4.25% due 8/23/2019(1)	22,450,000	22,487,492
Navistar International Corp.
Term Loan B
7.00% due 8/17/2017(1)	20,000,000	20,200,000
Schaeffler AG
Term Loan C2
6.00% due 1/27/2017(1)	20,000,000	20,187,600
The Goodyear Tire & Rubber Co.
New 2nd Lien Term Loan
4.75% due 4/30/2019(1)	20,000,000	20,175,000
TI Group Automotive Systems LLC
New Term Loan
6.75% due 3/14/2018(1)	8,955,000	8,999,775

		92,049,867

Banking — 0.2%
Ocwen Financial Corp.
Term Loan B
7.00% due 9/1/2016(1)	3,933,595	3,762,698

		3,762,698

Building Materials — 2.4%
CPG International, Inc.
Term Loan
5.75% due 9/18/2019(1)	14,000,000	14,004,340
Nortek, Inc.
Term Loan
5.25% - 6.25% due 4/26/2017(1)	12,800,063	12,842,687
Summit Materials Companies I LLC
New Term Loan B
6.00% due 1/30/2019(1)	11,940,000	11,997,192

		38,844,219

Chemicals — 2.1%
Ascend Performance Materials LLC
Term Loan B
6.75% due 4/10/2018(1)	14,925,000	14,869,031
Momentive Specialty Chemicals, Inc.
Extended Term Loan C-1B
4.00% due 5/5/2015(1)	3,385,443	3,327,890
Extended Term Loan C-2B
4.125% due 5/5/2015(1)	1,446,033	1,421,451
Nexeo Solutions LLC
Term Loan B
5.00% due 9/8/2017(1)	10,342,500	10,208,875
Univar, Inc.
Term Loan B
5.00% due 6/30/2017(1)	5,322,043	5,291,761

		35,119,008

Construction Machinery — 1.2%
Generac Power Systems, Inc.
New Term Loan B
6.25% due 5/30/2018(1)	20,000,000	20,087,600

		20,087,600

Consumer Cyclical Services — 2.9%
Brock Holdings III, Inc.
New Term Loan B
6.00% - 6.75% due 3/16/2017(1)	10,501,867	10,521,610
KAR Auction Services, Inc.
Term Loan B
5.00% due 5/19/2017(1)	5,431,250	5,448,250
Monitronics International, Inc.
Term Loan B
5.50% due 3/16/2018(1)	12,935,000	13,048,181
ON Assignment, Inc.
Term Loan B
5.00% due 5/15/2019(1)	13,729,623	13,763,948
Weight Watchers International, Inc.
Term Loan F
4.00% due 3/15/2019(1)	4,975,000	4,980,174

		47,762,163

Consumer Products — 1.0%
Armored Autogroup, Inc.
Term Loan B
6.00% due 11/4/2016(1)	9,825,000	9,788,156
Prestige Brands, Inc.
Term Loan
5.25% - 6.25% due 1/31/2019(1)	5,891,315	5,948,402

		15,736,558

Diversified Manufacturing — 0.8%
Colfax Corp.
Term Loan B
4.50% due 1/11/2019(1)	12,902,500	12,955,529

		12,955,529

Electric — 3.2%
Calpine Corp.
New Term Loan
4.50% due 4/2/2018(1)	10,810,164	10,820,325
Term Loan B3
4.50% due 9/27/2019(1)	6,500,000	6,509,490
GenOn Energy, Inc.
Term Loan B
6.00% due 12/1/2017(1)	9,518,402	9,571,991
LS Power Funding Corp.
Term Loan
5.50% due 6/28/2019(1)	15,466,250	15,601,579
Star West Generation LLC
Term Loan B
6.00% due 5/17/2018(1)	10,384,615	10,358,654

		52,862,039

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

September 30, 2012 (unaudited)	Principal Amount	Value
Entertainment — 0.5%
Live Nation Entertainment, Inc.
Term Loan B
4.50% due 11/7/2016(1)	$7,858,614	$7,881,562

		7,881,562

Environmental — 0.6%
ADS Waste Holdings
Term Loan B
5.25% due 9/11/2019(1)	10,000,000	10,043,800

		10,043,800

Food And Beverage — 1.2%
Del Monte Foods Co.
Term Loan
4.50% due 3/8/2018(1)	20,367,912	20,331,453

		20,331,453

Gaming — 2.3%
Boyd Gaming Corp.
Term Loan
3.698% due 12/17/2015(1)	4,445,513	4,428,842
Incremental Term Loan
6.00% due 12/17/2015(1)	4,812,500	4,862,646
Caesars Entertainment Operating Co.
Extended Term Loan B6
5.467% due 1/26/2018(1)	2,400,000	2,176,512
Harrah’s Prop Co.
Mezzanine Term Loan
3.22% due 2/13/2013(1)	12,000,000	9,519,960
Peninsula Gaming LLC
Term Loan
5.75% due 8/3/2017(1)	13,000,000	13,186,940
Pinnacle Entertainment, Inc.
Series A Incremental Term Loan
4.00% due 3/19/2019(1)	2,985,000	2,988,731

		37,163,631

Healthcare — 11.5%
Community Health Systems, Inc.
Extended Term Loan
3.862%—3.923% due 1/25/2017(1)	9,673,367	9,706,643
Convatec, Inc.
Term Loan
5.75% due 12/22/2016(1)	11,702,214	11,714,969
DaVita, Inc.
Term Loan B2
4.00% due 9/2/2019(1)	20,000,000	20,014,200
Immucor, Inc.
New Term Loan B
5.75% due 8/17/2018(1)	20,865,206	21,073,858
Inc Research, Inc.
Term Loan B
7.00% due 7/12/2018(1)	8,887,500	8,954,156
Kindred Healthcare, Inc.
Add on Term Loan B
5.25% due 6/1/2018(1)	5,000,000	4,950,000
Term Loan
5.25% due 6/1/2018(1)	12,215,674	12,051,496
Kinetic Concepts, Inc.
Term Loan B
7.00% due 5/4/2018(1)	12,897,525	13,061,453
Multiplan, Inc.
New Term Loan B
4.75% due 8/26/2017(1)	4,117,724	4,126,742
National Mentor Holdings, Inc.
New Term Loan B
7.00% due 2/9/2017(1)	10,755,804	10,755,804
Onex Carestream Finance LP
Term Loan B
5.00% due 2/25/2017(1)	13,730,524	13,598,986
Select Medical Corp.
Incremental Term Loan B
5.50% - 6.00% due 6/1/2018(1)	6,982,500	6,982,500
New Term Loan B
5.50% - 6.00% due 6/1/2018(1)	10,356,375	10,356,375
Sheridan Holdings, Inc.
New 1st Lien Term Loan
6.00% due 6/29/2018(1)	12,972,500	13,059,027
New 2nd Lien Term Loan
9.00% due 7/1/2019(1)	2,500,000	2,525,000
Skilled Healthcare Group, Inc.
Term Loan B
6.75% due 4/8/2016(1)	8,832,886	8,810,803
United Surgical Partners International, Inc.
Extended Term Loan
5.25% due 4/19/2017(1)	6,300,110	6,315,861
Incremental Term Loan
6.00% due 4/3/2019(1)	5,472,500	5,518,086
Vanguard Health Holding Co II LLC
Term Loan B
5.00% due 1/29/2016(1)	5,787,014	5,810,162

		189,386,121

Independent Energy — 1.5%
Chesapeake Energy Corp.
Unsecured Term Loan
8.50% due 12/1/2017(1)	2,000,000	2,005,100
Samson Investment Co.
2nd Lien Term Loan
6.00% due 9/13/2018(1)	13,000,000	13,070,460
Sheridan Production Partners I LLC
Term Loan B2
5.00% due 9/14/2019(1)	10,000,000	10,004,200

		25,079,760

Insurance - Life — 0.9%
CNO Financial Group, Inc.
Term Loan B2
5.00% due 9/20/2018(1)	15,500,000	15,538,750

		15,538,750

Insurance P&C — 0.9%
Asurion LLC
New 1st Lien Term Loan
5.50% due 5/24/2018(1)	14,743,342	14,826,347

		14,826,347

Media Cable — 2.8%
Atlantic Broadband Finance LLC
New Term Loan B
4.50% due 9/20/2019(1)	5,500,000	5,541,250
1st Lien Term Loan
5.25% due 4/4/2019(1)	9,975,000	9,982,082
Charter Communications Operating LLC
Term Loan D
4.00% due 5/15/2019(1)	14,925,000	14,977,835

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

September 30, 2012 (unaudited)	Principal Amount	Value
Yankee Cable Acquisition LLC
New Term Loan B
5.25% due 8/26/2016(1)	$15,037,428	$15,049,157

		45,550,324

Media Noncable — 4.6%
Cumulus Media, Inc.
1st Lien Term Loan
5.75% due 9/17/2018(1)	19,738,667	19,820,977
EMI Music Publishing Ltd.
Term Loan B
5.50% due 6/29/2018(1)	14,962,500	15,123,347
Intelsat Jackson Holdings Ltd.
Term Loan
3.221% due 2/3/2014(1)	8,000,000	7,940,000
Telesat LLC
Term Loan B
4.25% due 3/28/2019(1)	19,451,250	19,577,683
Univision Communications, Inc.
Extended Term Loan
4.466% due 3/31/2017(1)	12,791,262	12,624,976

		75,086,983

Metals And Mining — 2.9%
Arch Coal, Inc.
Term Loan B
5.75% due 5/16/2018(1)	19,950,000	20,084,663
Fairmount Minerals Ltd.
New Term Loan B
5.25% due 3/15/2017(1)	11,510,323	11,486,381
Noranda Aluminum Acquisition Corp.
New Term Loan B
5.75% due 2/24/2019(1)	8,955,000	9,033,356
Tube City IMS Corp.
Term Loan
5.75% due 3/20/2019(1)	6,965,000	7,043,356

		47,647,756

Non Captive Diversified — 2.3%
Fly Funding II S.a.r.l.
Term Loan B
6.75% due 8/8/2018(1)	15,000,000	14,956,200
Flying Fortress, Inc.
1st Lien Term Loan
5.00% due 6/30/2017(1)	12,000,000	12,135,000
Istar Financial, Inc.
Term Loan A2
7.00% due 6/30/2014(1)	10,000,000	9,983,300

		37,074,500

Oil Field Services — 0.9%
Frac Tech International LLC
Term Loan B
8.50% due 5/6/2016(1)	14,798,119	14,232,682

		14,232,682

Packaging — 2.3%
Consolidated Container Co. LLC
New Term Loan
6.25% due 7/3/2019(1)	7,627,567	7,708,648
Exopack LLC
Term Loan
6.50% due 5/31/2017(1)	14,812,500	14,729,254
Reynolds Group Holdings, Inc.
New Dollar Term Loan
4.75% due 9/20/2018(1)	14,500,000	14,546,545

		36,984,447

Pharmaceuticals — 1.6%
Grifols, Inc.
New Term Loan B
4.50% due 6/1/2017(1)	19,397,833	19,507,043
RPI Finance Trust
Incremental Tranche 2
4.00% due 11/9/2018(1)	6,969,878	7,009,118

		26,516,161

Pipelines — 1.4%
Gibson Energy ULC
New Term Loan B
4.75% due 6/15/2018/(1)	9,276,067	9,368,827
NGPL PipeCo LLC
Term Loan B
6.75% due 9/15/2017(1)	13,000,000	13,232,960

		22,601,787

Real Estate Investment Trusts — 0.8%
Capital Automotive L.P.
New Term Loan B
5.25% due 3/10/2017(1)	5,243,646	5,274,217
LNR Property Corp.
Term Loan B
4.75% due 4/29/2016(1)	8,312,500	8,302,109

		13,576,326

Refining — 0.6%
Citgo Petroleum Corp.
Term Loan B
8.00% due 6/24/2015(1)	1,580,357	1,589,571
Term Loan C
9.00% due 6/23/2017(1)	7,844,548	7,962,216

		9,551,787

Restaurants — 2.0%
Dunkin’ Brands, Inc.
New Term Loan B2
4.00% due 11/23/2017(1)	15,967,347	15,932,378
Wendy’s International, Inc.
Term Loan B
4.75% due 5/15/2019(1)	17,000,000	17,116,960

		33,049,338

Retailers — 7.3%
99 Cents Only Stores
Term Loan
5.25% due 1/11/2019(1)	8,937,588	9,015,791
Bass Pro Group LLC
Term Loan
5.25% due 6/13/2017(1)	15,207,383	15,363,259
BJ’s Wholesale Club, Inc.
New 1st Lien Term Loan
5.75% due 9/20/2019(1)	11,500,000	11,543,125
New 2nd Lien Term Loan
9.75% due 9/18/2020(1)	3,000,000	3,028,500
Gymboree Corp.
Initial Term Loan
5.00% due 2/23/2018(1)	5,702,902	5,552,288

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

September 30, 2012 (unaudited)	Principal Amount	Value
J Crew Group, Inc.
New Term Loan B
4.75% due 3/7/2018(1)	$6,877,764	$6,853,210
Lord & Taylor Holdings LLC
Term Loan B
5.75% due 1/11/2019(1)	14,370,196	14,448,083
National Vision, Inc.
Term Loan B
7.00% due 8/2/2018(1)	6,982,500	7,052,325
Party City Holdings, Inc.
New Term Loan B
5.75% due 7/26/2019(1)	13,000,000	13,152,750
Petco Animal Supplies, Inc.
New Term Loan
4.50% due 11/24/2017(1)	14,260,505	14,305,141
The Neiman Marcus Group, Inc.
Extended Term Loan
4.75% due 5/16/2018(1)	20,000,000	20,091,000

		120,405,472

Technology — 7.4%
Attachmate Corp.
New 1st Lien Term Loan
7.25% due 11/22/2017(1)	7,850,000	7,906,442
New 2nd Lien Term Loan
11.00% due 11/22/2018(1)	4,000,000	3,912,000
Blackboard, Inc.
Term Loan B
7.50% due 10/4/2018(1)	6,580,955	6,628,272
CDW LLC
Extended Term Loan
4.00% due 7/14/2017(1)	10,215,695	10,062,460
Expert Global Solutions, Inc.
Term Loan B
8.00% due 4/3/2018(1)	11,970,000	12,007,466
First Data Corp.
Non-Extended Term Loan B2
2.967% due 9/24/2014(1)	277,908	277,005
2018 Add-on Term Loan
5.22% due 9/30/2018(1)	15,000,000	14,712,450
InfoGroup, Inc.
New Term Loan
5.75% due 5/25/2018(1)	15,913,575	14,202,865
Infor (US), Inc.
Term Loan B2
5.25% due 4/5/2018(1)	12,975,000	13,007,438
Interactive Data Corp.
New Term Loan B
4.50% due 2/12/2018(1)	7,149,299	7,182,043
Nxp B.V.
Term Loan A2
5.50% due 3/3/2017(1)	10,912,331	11,116,937
Trans Union LLC
New Term Loan B
5.50% due 2/12/2018(1)	4,880,377	4,933,231
Web.com Group, Inc.
Term Loan B
7.00% due 10/27/2017(1)	15,412,332	15,499,103

		121,447,712

Textile — 0.3%
Springs Windows Fashions LLC
2nd Lien Term Loan
11.25% due 11/30/2017(1)	5,000,000	4,950,000

		4,950,000

Wireless — 1.2%
Crown Castle International Corp.
Term Loan B
4.00% due 1/31/2019(1)	19,850,000	19,872,828

		19,872,828
Wirelines — 1.2%
Level 3 Financing, Inc.
2019 Term Loan B
5.25% due 8/1/2019(1)	8,000,000	8,035,040
Term Loan B2
5.75% due 9/3/2018(1)	12,000,000	11,994,960

		20,030,000
Total Senior Secured Loans (Cost $1,310,668,401)		1,321,433,697
Corporate Bonds — 16.3%
Building Materials — 0.8%
Norcraft Cos. L.P.
Sec. Nt.
10.50% due 12/15/2015	8,000,000	8,040,000
USG Corp.
7.875% due 3/30/2020(2)	5,000,000	5,406,250

		13,446,250

Chemicals — 0.6%
Hexion US Finance Corp.
Sec. Nt.
4.935% due 11/15/2014(1)	10,000,000	9,525,000

		9,525,000

Consumer Cyclical Services — 0.4%
Monitronics International, Inc.
9.125% due 4/1/2020	6,000,000	6,240,000

		6,240,000

Consumer Products — 0.8%
Armored Autogroup, Inc.
9.25% due 11/1/2018	5,500,000	4,922,500
Party City Holdings, Inc.
Sr. Nt.
8.875% due 8/1/2020(2)	8,250,000	8,786,250

		13,708,750

Electric — 0.2%
NRG Energy, Inc.
6.625% due 3/15/2023(2)	500,000	511,250
8.50% due 6/15/2019	3,000,000	3,240,000

		3,751,250

Food And Beverage — 0.9%
Aramark Corp.
3.945% due 2/1/2015(1)	15,405,000	15,327,975

		15,327,975

Gaming — 1.5%
Caesars Operating Escrow LLC
Sr. Sec. Nt.
8.50% due 2/15/2020(2)	3,000,000	3,000,000
MGM Resorts International
6.75% due 10/1/2020(2)	10,000,000	10,000,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

September 30, 2012 (unaudited)	Principal Amount	Value
Pinnacle Entertainment, Inc.
7.75% due 4/1/2022	$7,000,000	$7,630,000
Scientific Games International, Inc.
6.25% due 9/1/2020(2)	3,500,000	3,517,500

		24,147,500

Healthcare — 1.2%
CDRT Holding Corp.
Sr. Nt.
9.25% due 10/1/2017(2)(3)	5,000,000	4,825,000
ConvaTec Healthcare E S.A.
10.50% due 12/15/2018(2)	11,600,000	12,586,000
Universal Hospital Services, Inc.
Sec. Nt.
7.625% due 8/15/2020(2)	3,000,000	3,127,500

		20,538,500

Independent Energy — 2.3%
Alta Mesa Holdings
9.625% due 10/15/2018	10,000,000	10,000,000
Clayton Williams Energy, Inc.
7.75% due 4/1/2019	6,000,000	5,985,000
Quicksilver Resources, Inc.
8.25% due 8/1/2015	5,000,000	4,762,500
Samson Investment Co.
Sr. Nt.
9.75% due 2/15/2020(2)	5,000,000	5,150,000
SandRidge Energy, Inc.
8.125% due 10/15/2022(2)	7,000,000	7,455,000
Venoco, Inc.
8.875% due 2/15/2019	5,000,000	4,350,000

		37,702,500

Media Noncable — 1.0%
Intelsat Jackson Holdings S.A.
11.25% due 6/15/2016	5,000,000	5,218,750
RR Donnelley & Sons Co.
Sr. Nt.
8.25% due 3/15/2019	6,000,000	6,090,000
Starz LLC
Sr. Nt.
5.00% due 9/15/2019(2)	5,000,000	5,112,500

		16,421,250

Metals And Mining — 0.4%
FMG Resources August 2006 Pty Ltd.
Sr. Nt.
6.875% due 4/1/2022(2)	8,000,000	7,320,000

		7,320,000

Non Captive Diversified — 1.1%
Aircastle Ltd.
Sr. Nt.
7.625% due 4/15/2020	2,000,000	2,215,000
Ally Financial, Inc.
4.625% due 6/26/2015	15,000,000	15,382,455

		17,597,455

Packaging — 1.2%
Reynolds Group Issuer, Inc.
Sr. Sec. Nt.
5.75% due 10/15/2020(2)	5,000,000	5,000,000
8.50% due 5/15/2018	7,750,000	7,866,250
9.75% due 4/15/2019	3,500,000	3,570,000
9.875% due 8/15/2019	3,500,000	3,723,125

		20,159,375

Real Estate Investment Trusts — 0.3%
Sabra Health Care LP
8.125% due 11/1/2018(2)	5,000,000	5,462,500

		5,462,500

Retailers — 0.4%
99 Cents Only Stores
11.00% due 12/15/2019(2)	5,625,000	6,314,063

		6,314,063

Technology — 1.4%
Avaya, Inc.
10.125% due 11/1/2015	9,457,000	8,440,372
First Data Corp.
Sr. Sec. Nt.
6.75% due 11/1/2020(2)	2,000,000	1,987,500
10.55% due 9/24/2015	10,000,000	10,237,500
Infor U.S., Inc.
11.50% due 7/15/2018(2)	2,000,000	2,280,000

		22,945,372

Transportation Services — 1.1%
Avis Budget Car Rental LLC
8.25% due 1/15/2019	9,250,000	10,070,938
Navios Maritime Holdings, Inc.
8.125% due 2/15/2019	8,000,000	7,220,000

		17,290,938

Wireless — 0.5%
Digicel Group Ltd.
Sr. Nt.
8.25% due 9/30/2020(2)	7,500,000	7,875,000

		7,875,000

Wirelines — 0.2%
Level 3 Financing, Inc.
4.469% due 2/15/2015(1)	3,000,000	2,992,500

		2,992,500
Total Corporate Bonds (Cost $267,167,415)		268,766,178

Repurchase Agreements — 10.6%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/28/2012, maturity value of $173,701,145, due 10/1/2012(4)	173,701,000	173,701,000
Total Repurchase Agreements (Cost $173,701,000)		173,701,000
Total Investments — 107.3% (Cost $1,751,536,816)		1,763,900,875
Other Liabilities, Net — (7.3)%		(120,691,312)
Total Net Assets — 100.0%		$1,643,209,563

(1)	Variable rate security. The rate shown is the rate in effect at September 30, 2012.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2012, the aggregate market value of these securities amounted to $105,716,313, representing 6.4% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

(3)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FNMA	0.75%	6/4/2015	$177,177,723

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS FLOATING RATE FUND

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs			Total
Investments in Securities	Level 1	Level 2	Level 3
Senior Secured Loans	$—	$1,321,433,697	$—	$1,321,433,697
Corporate Bonds	—	268,766,178	—	268,766,178
Repurchase Agreements	—	173,701,000	—	173,701,000

Total	$—	$1,763,900,875	$—	$1,763,900,875

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

September 30, 2012 (unaudited)	Principal Amount	Value
Asset Backed Securities — 2.5%
Avis Budget Rental Car Funding AESOP LLC
2012-1A A
2.054% due 8/20/2016(1)	$700,000	$719,788
Dominos Pizza Master Issuer LLC
2012-1A A2
5.216% due 1/25/2042(1)(2)	992,500	1,106,440
Miramax LLC
2011-1A A
6.25% due 10/20/2021(1)	727,500	764,661
Total Asset Backed Securities (Cost $2,438,532)		2,590,889
Collateralized Mortgage Obligations — 11.3%
Banc of America Funding Corp.
2004-2 1CB1
5.75% due 9/20/2034	302,575	319,210
Banc of America Mortgage Securities, Inc.
2003-J 2A2
2.849% due 11/25/2033(3)	403,618	408,881
Chase Mortgage Finance Corp.
2007-A1 9A1
2.971% due 2/25/2037(3)	228,924	233,393
2007-A1 2A1
2.998% due 2/25/2037(3)	259,323	265,295
2003-S10 A1
4.75% due 11/25/2018	122,661	126,466
2005-S1 1A10
5.50% due 5/25/2035	154,858	162,090
Citigroup Mortgage Loan Trust, Inc.
2007-10 1A1A
5.708% due 4/25/2037(3)	80,531	83,683
Countrywide Home Loans Mortgage Pass-Through Trust
2003-50 A1
5.00% due 11/25/2018	223,110	229,743
2003-11 A31
5.50% due 5/25/2033	180,545	189,825
Countrywide Home Loans Trust
2004-5 2A9
5.25% due 5/25/2034	575,452	590,519
CS First Boston Mortgage Securities Corp.
2003-8 2A1
5.00% due 4/25/2018	139,194	142,957
First Horizon Asset Securities, Inc.
2004-7 1A3
5.50% due 1/25/2035	307,000	301,519
First Horizon Mortgage Pass-Through Trust
2005-6 1A1
5.50% due 11/25/2035	234,402	235,914
GSR Mortgage Loan Trust
2005-6F 1A1
5.00% due 7/25/2035	75,750	76,714
2004-15F 5A1
5.50% due 1/25/2020	238,519	246,386
J.P. Morgan Mortgage Trust
2004-S2 1A3
4.75% due 11/25/2019	199,442	201,312
2005-A1 3A1
4.997% due 2/25/2035(3)	475,022	492,396
2005-A1 6T1
5.003% due 2/25/2035(3)	258,700	263,650
Master Adjustable Rate Mortgages Trust
2004-13 2A1
2.634% due 4/21/2034(3)	369,837	372,156
Master Asset Securitization Trust
2003-5 2A1
5.00% due 6/25/2018	139,973	146,009
Morgan Stanley Mortgage Loan Trust
2004-1 1A9
4.50% due 11/25/2018	101,463	103,723
Prime Mortgage Trust
2004-2 A2
4.75% due 11/25/2019	171,876	178,986
RAAC Series
2005-SP1 1A5
5.00% due 9/25/2034	650,942	663,946
Residential Funding Mortgage Securities I, Inc.
2004-S9 2A1
4.75% due 12/25/2019	185,858	190,335
2005-S1 2A1
4.75% due 2/25/2020	129,217	133,031
2005-S3 A1
4.75% due 3/25/2020	164,638	170,237
2005-S1 1A6
5.50% due 2/25/2035	420,953	426,237
Structured Adjustable Rate Mortgage Loan Trust
2004-5 3A1
2.804% due 5/25/2034(3)	504,545	510,325
Structured Asset Securities Corp.
2004-21XS 2A6A
4.74% due 12/25/2034(3)	187,923	190,352
2003-29 1A1
4.75% due 9/25/2018	337,037	346,155
2004-20 7A1
5.25% due 11/25/2034	313,747	323,400
2005-6 2A19
5.50% due 5/25/2035	4,309	4,275
Wells Fargo Mortgage Backed Securities Trust
2004-W A9
2.61% due 11/25/2034(3)	421,223	428,249
2004-R 2A1
2.615% due 9/25/2034(3)	478,569	485,254
2005-AR10 2A6
2.616% due 6/25/2035(3)	367,662	375,203
2005-AR12 2A5
2.62% due 6/25/2035(3)	401,913	406,825
2005-AR3 2A1
2.672% due 3/25/2035(3)	639,455	645,027
2005-2 2A1
4.75% due 4/25/2020	315,238	328,349
2006-1 A3
5.00% due 3/25/2021	352,138	361,787
2006-7 1A1
5.25% due 6/25/2021	90,612	94,918
2003-17 1A14
5.25% due 1/25/2034(2)	273,921	282,204
2005-6 A4
5.50% due 8/25/2035	271,547	278,786
Total Collateralized Mortgage Obligations (Cost $11,740,367)		12,015,722

Commercial Mortgage-Backed Securities — 9.9%
American Tower Trust
2007-1A AFX
5.42% due 4/15/2037(1)	500,000	526,174

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

September 30, 2012 (unaudited)	Foreign Currency(6)	Principal Amount	Value
Citigroup Commercial Mortgage Trust
2006-C5 A4
5.431% due 10/15/2049(2)		$605,000	$701,312
2006-C5 AM
5.462% due 10/15/2049		420,000	464,101
CS First Boston Mortgage Securities Corp.
2003-C3 A5		426,263	430,997
3.936% due 5/15/2038(2)
First Union-Lehman Brothers-Bank of America
1998-C2 E		500,000	510,686
6.778% due 11/18/2035(2)
GE Capital Commercial Mortgage Corp.
2004-C1 B		300,000	309,352
4.692% due 11/10/2038(3)
Greenwich Capital Commercial Funding Corp.
2004-GG1 A7		350,000	369,547
5.317% due 6/10/2036(2)(3)
GS Mortgage Securities Corp. II
2012-ALOH A		500,000	540,052
3.551% due 4/10/2034(1)
J.P. Morgan Chase Commercial Mortgage Securities Corp.
2012-C8 A3
2.829% due 10/15/2045		500,000	512,498
2011-PLSD A2
3.364% due 11/13/2044(1)		450,000	487,140
2005-LDP2 AM
4.78% due 7/15/2042		425,000	456,798
2005-LDP5 AM
5.401% due 12/15/2044(3)		726,000	813,054
2006-CB14 A4
5.481% due 12/12/2044(3)		400,000	450,891
LB UBS Commercial Mortgage Trust
2006-C1 AM
5.217% due 2/15/2031(3)		600,000	661,772
Morgan Stanley Capital I
2004-HQ3 A4
4.80% due 1/13/2041(2)		333,702	345,134
2005-IQ10 A4A
5.23% due 9/15/2042(3)		700,000	775,715
2006-HQ9 AM
5.773% due 7/12/2044(3)		500,000	557,574
SBA Tower Trust
2.933% due 12/15/2017(1)		500,000	513,928
4.254% due 4/15/2015(1)(2)		500,000	526,683
Wachovia Bank Commercial Mortgage Trust
2006-C29 A4
5.308% due 11/15/2048		500,000	578,203

Total Commercial Mortgage-Backed Securities (Cost $10,233,105)			10,531,611

Corporate Bonds — 43.3%
Automotive — 0.6%
General Motors Financial Co., Inc.
6.75% due 6/1/2018		250,000	278,218
Schaeffler Finance BV
Sr. Sec. Nt.
8.50% due 2/15/2019(1)		300,000	336,000

			614,218

Banking — 7.0%
Australia & New Zealand Banking Group Ltd.
6.75% due 11/10/2014(2)	AUD	500,000	550,816
Bank of America Corp.
Sr. Nt.
5.70% due 1/24/2022		$500,000	587,280
Citigroup, Inc.
Sr. Nt.
4.50% due 1/14/2022(2)		500,000	548,991
4.75% due 5/31/2017(2)	DKK	2,000,000	355,139
First Horizon National Corp.
Sr. Nt.
5.375% due 12/15/2015(2)		$500,000	547,024
HSBC Holdings PLC
Sr. Nt.
5.10% due 4/5/2021		500,000	577,619
JPMorgan Chase & Co.
Sr. Nt.
6.00% due 1/15/2018(2)		500,000	596,132
Lloyds TSB Bank PLC
6.375% due 1/21/2021		250,000	306,522
Morgan Stanley
Sr. Nt.
5.50% due 7/28/2021		500,000	547,194
Rabobank Nederland
Sr. Nt.
4.00% due 1/27/2015(2)	NOK	3,000,000	541,654
6.50% due 1/15/2015(2)	AUD	500,000	544,930
The Goldman Sachs Group, Inc.
Sr. Nt.
5.75% due 1/24/2022		$500,000	575,938
5.95% due 1/18/2018		500,000	580,623
Westpac Banking Corp.
Sr. Nt.
7.25% due 11/18/2016(2)	AUD	500,000	577,460

			7,437,322

Brokerage — 0.3%
E*Trade Financial Corp.
Sr. Nt.
12.50% due 11/30/2017		$300,000	340,875

			340,875

Building Materials — 0.2%
Norcraft Cos. L.P.
Sec. Nt.
10.50% due 12/15/2015		250,000	251,250

			251,250

Chemicals — 1.2%
Ecolab, Inc.
Sr. Nt.
5.50% due 12/8/2041		500,000	621,828
FMC Corp.
Sr. Nt.
5.20% due 12/15/2019(2)		250,000	287,339
LyondellBasell Industries NV
Sr. Nt.
5.00% due 4/15/2019		300,000	318,750

			1,227,917

Construction Machinery — 0.6%
Ashtead Capital, Inc.
Sec. Nt.
6.50% due 7/15/2022(1)		300,000	315,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

September 30, 2012 (unaudited)	Foreign Currency(6)	Principal Amount	Value
UR Financing Escrow Corp.
7.625% due 4/15/2022(1)		$300,000	$328,500

			643,500

Consumer Cyclical Services — 0.3%
Monitronics International, Inc.
9.125% due 4/1/2020		300,000	312,000

			312,000

Diversified Manufacturing — 1.5%
ABB Finance USA, Inc.
2.875% due 5/8/2022		500,000	516,898
United Technologies Corp.
Sr. Nt.
3.10% due 6/1/2022(2)		1,000,000	1,065,624

			1,582,522

Electric — 0.8%
Calpine Corp.
Sr. Sec. Nt.
7.50% due 2/15/2021(1)		250,000	270,000
DPL, Inc.
Sr. Nt.
7.25% due 10/15/2021(1)		300,000	342,000
The AES Corp.
Sr. Nt.
7.375% due 7/1/2021		200,000	228,000

			840,000

Energy- Integrated — 0.3%
Suncor Energy, Inc.
Sr. Nt.
6.10% due 6/1/2018(2)		250,000	308,333

			308,333
Entertainment — 0.5%
Time Warner, Inc.
4.00% due 1/15/2022		500,000	551,444

			551,444

Finance Companies — 0.9%
General Electric Capital Corp.
Sr. Nt.
4.526% due 2/1/2021(2)	SEK	3,000,000	472,919
Sr. Nt. Ser. A
6.50% due 9/28/2015	NZD	600,000	527,486

			1,000,405

Food And Beverage — 1.8%
Aramark Corp.
3.945% due 2/1/2015(3)		$250,000	248,750
Kraft Foods Group, Inc.
Sr. Nt.
3.50% due 6/6/2022(1)		1,000,000	1,056,591
Michael Foods, Inc.
9.75% due 7/15/2018(2)		500,000	557,500

			1,862,841

Gaming — 0.5%
Pinnacle Entertainment, Inc.
8.75% due 5/15/2020		200,000	220,750
Wynn Las Vegas LLC
5.375% due 3/15/2022(1)		280,000	284,200

			504,950

Government Related — 3.1%
Bank Nederlandse Gemeenten NV
Sr. Nt.
3.00% due 1/28/2014(2)	NOK	4,000,000	711,478
European Bank for Reconstruction & Development
Sr. Nt.
4.00% due 5/11/2017	NOK	3,000,000	558,641
European Investment Bank
Sr. Nt.
4.00% due 7/12/2016(2)	SEK	2,000,000	326,551
4.25% due 5/19/2017(2)	NOK	3,000,000	559,842
Kreditanstalt fuer Wiederaufbau
6.00% due 3/28/2017(2)	AUD	500,000	567,288
Petrobras International Finance Co.
5.875% due 3/1/2018(2)		$500,000	569,631

			3,293,431

Home Construction — 0.6%
Beazer Homes USA, Inc.
9.125% due 5/15/2019		300,000	301,500
Taylor Morrison Communities, Inc.
7.75% due 4/15/2020(1)		300,000	319,500

			621,000

Independent Energy — 2.7%
Alta Mesa Holdings
9.625% due 10/15/2018		250,000	250,000
Anadarko Petroleum Corp.
Sr. Nt.
6.95% due 6/15/2019		250,000	313,193
Clayton Williams Energy, Inc.
7.75% due 4/1/2019		250,000	249,375
Eagle Rock Energy Partners L.P.
8.375% due 6/1/2019		150,000	147,375
8.375% due 6/1/2019(1)		150,000	147,375
EV Energy Partners L.P.
8.00% due 4/15/2019		130,000	134,875
Harvest Operations Corp.
6.875% due 10/1/2017		300,000	328,500
Kodiak Oil & Gas Corp.
8.125% due 12/1/2019(1)		500,000	530,000
Linn Energy LLC
7.75% due 2/1/2021		250,000	264,375
Plains Exploration & Production Co.
6.625% due 5/1/2021		200,000	203,000
6.75% due 2/1/2022		300,000	304,500

			2,872,568

Insurance — Life — 1.1%
MetLife, Inc.
Sr. Nt.
4.75% due 2/8/2021(2)		500,000	579,490
Prudential Financial, Inc.
Sr. Nt. Ser. D
5.70% due 12/14/2036(2)		500,000	558,880

			1,138,370

Insurance P&C — 0.9%
ACE INA Holdings, Inc.
5.70% due 2/15/2017(2)		300,000	356,246

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

September 30, 2012 (unaudited)	Principal Amount	Value
CNA Financial Corp.
Sr. Nt.
7.35% due 11/15/2019(2)	$500,000	$620,421

		976,667

Media Cable — 2.3%
Cablevision Systems Corp.
Sr. Nt.
5.875% due 9/15/2022	300,000	298,500
CCO Holdings LLC
7.875% due 4/30/2018	250,000	270,625
Comcast Corp.
6.50% due 11/15/2035(2)	500,000	645,658
CSC Holdings LLC
Sr. Nt.
6.75% due 11/15/2021(1)	300,000	330,750
DIRECTV Holdings LLC
3.80% due 3/15/2022	250,000	257,266
Time Warner Cable, Inc.
6.55% due 5/1/2037(2)	500,000	628,323

		2,431,122

Media Noncable — 2.3%
Discovery Communications LLC
5.625% due 8/15/2019(2)	250,000	301,685
Hughes Satellite Systems Corp.
Sr. Sec. Nt.
6.50% due 6/15/2019	250,000	267,500
Intelsat Jackson Holdings S.A.
7.25% due 10/15/2020(1)	450,000	483,750
7.50% due 4/1/2021	250,000	270,625
News America, Inc.
5.65% due 8/15/2020	250,000	297,709
Telesat LLC
Sr. Nt.
6.00% due 5/15/2017(1)	300,000	312,000
Univision Communications, Inc.
Sr. Sec. Nt.
7.875% due 11/1/2020(1)	500,000	535,000

		2,468,269

Metals And Mining — 0.7%
ArcelorMittal
Sr. Nt.
6.125% due 6/1/2018(2)	250,000	248,363
FMG Resources August 2006 Pty. Ltd.
7.00% due 11/1/2015(1)	300,000	298,500
Penn Virginia Resource Partners L.P.
8.25% due 4/15/2018	150,000	154,875

		701,738

Non Captive Diversified — 1.1%
AerCap Aviation Solutions BV
6.375% due 5/30/2017(1)	300,000	315,000
CIT Group, Inc.
Sr. Nt.
5.25% due 3/15/2018	280,000	300,300
International Lease Finance Corp.
Sr. Nt.
8.625% due 9/15/2015	250,000	284,687
8.75% due 3/15/2017	200,000	234,000

		1,133,987

Oil Field Services — 0.5%
Oil States International, Inc.
6.50% due 6/1/2019	250,000	265,625
Precision Drilling Corp.
6.50% due 12/15/2021	200,000	213,500

		479,125

Packaging — 0.8%
Reynolds Group Issuer, Inc.
Sr. Sec. Nt.
7.875% due 8/15/2019	500,000	540,000
Sealed Air Corp.
Sr. Nt.
8.375% due 9/15/2021(1)	250,000	280,000

		820,000

Paper — 0.2%
Longview Fibre Paper & Packaging, Inc.
Sr. Sec. Nt.
8.00% due 6/1/2016(1)	250,000	260,625

		260,625

Pharmaceuticals — 0.5%
Gilead Sciences, Inc.
Sr. Nt.
4.40% due 12/1/2021(2)	500,000	568,321

		568,321

Pipelines — 1.2%
Magellan Midstream Partners L.P.
Sr. Nt.
4.25% due 2/1/2021	250,000	273,119
MarkWest Energy Partners L.P.
6.50% due 8/15/2021	250,000	268,125
Martin Midstream Partners L.P.
8.875% due 4/1/2018	219,000	229,950
Regency Energy Partners L.P.
5.50% due 4/15/2023	200,000	202,250
6.50% due 7/15/2021	250,000	267,500

		1,240,944

Refining — 0.7%
Calumet Specialty Products Partners L.P.
9.375% due 5/1/2019	250,000	268,750
Phillips 66
4.30% due 4/1/2022(1)	250,000	273,714
Tesoro Corp.
5.375% due 10/1/2022	150,000	154,500

		696,964

REITs — 1.8%
Equity One, Inc.
6.25% due 12/15/2014(2)	500,000	547,994
Sabra Health Care L.P.
8.125% due 11/1/2018	250,000	273,750
Simon Property Group L.P.
Sr. Nt.
4.90% due 1/30/2014(2)	500,000	525,665
WCI Finance LLC
5.70% due 10/1/2016(1)	500,000	564,280

		1,911,689

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

September 30, 2012 (unaudited)	Foreign Currency(6)	Principal Amount	Value
Supermarkets — 0.2%
Tops Holding Corp.
Sr. Sec. Nt.
10.125% due 10/15/2015		$250,000	$263,438

			263,438

Technology — 2.3%
Agilent Technologies, Inc.
Sr. Nt.
5.50% due 9/14/2015(2)		500,000	561,173
Amkor Technology, Inc.
Sr. Nt.
7.375% due 5/1/2018		370,000	384,800
Avaya, Inc.
10.125% due 11/1/2015		250,000	223,125
CDW LLC
8.50% due 4/1/2019		250,000	271,875
DuPont Fabros Technology L.P.
8.50% due 12/15/2017		250,000	275,625
Hewlett-Packard Co.
Sr. Nt.
4.375% due 9/15/2021		500,000	512,201
Sanmina-SCI Corp.
7.00% due 5/15/2019(1)		250,000	252,500

			2,481,299

Transportation Services — 0.5%
Avis Budget Car Rental LLC
9.625% due 3/15/2018		500,000	555,000

			555,000

Wireless — 1.4%
America Movil SAB de C.V.
5.625% due 11/15/2017(2)		500,000	599,789
Cricket Communications, Inc.
7.75% due 10/15/2020		250,000	243,750
NII Capital Corp.
8.875% due 12/15/2019		150,000	126,000
Sprint Nextel Corp.
9.00% due 11/15/2018(1)		400,000	480,000

			1,449,539

Wirelines — 1.9%
Frontier Communications Corp.
Sr. Nt.
8.25% due 4/15/2017		250,000	283,750
Qwest Corp.
Sr. Nt.
6.75% due 12/1/2021		500,000	600,862
Telecom Italia Capital S.A.
4.95% due 9/30/2014		500,000	516,250
Verizon Communications, Inc.
Sr. Nt.
6.00% due 4/1/2041		500,000	662,291

			2,063,153
Total Corporate Bonds (Cost $42,589,888)			45,904,826
Mortgage Pass-Through Securities — 12.4%
FNMA
3.00% due 12/1/2042(4)		2,900,000	3,061,312
3.50% due 6/1/2042		1,478,153	1,587,002
3.50% due 12/1/2042(4)		1,500,000	1,608,750
4.00% due 11/1/2040		743,490	802,056
4.00% due 12/1/2042(4)		3,600,000	3,878,438
4.50% due 12/1/2042(4)		1,450,000	1,569,399
5.00% due 4/1/2039		559,908	610,874
Total Mortgage Pass-Through Securities (Cost $12,903,416)			13,117,831

Municipal Bonds — 1.6%
Chicago IL O’Hare Intl. Arpt.
Rev. Ref-AMT-Gen-Senior Lien-Ser. B
5.00% due 1/1/2024		1,000,000	1,140,440
Puerto Rico Comwlth. G.O.
Ref. Pub. Impt. Ser. C
6.00% due 7/1/2039		500,000	528,870

Total Municipal Bonds (Cost $1,631,906)			1,669,310

Non-U.S. Government Securities — 1.8%
Mexican Bonos
7.25% due 12/15/2016(2)	MXN	17,500,000	1,479,387
Poland Government Bond
5.25% due 10/25/2017(2)	PLN	1,400,000	457,322

Total Non-U.S. Government Securities (Cost $1,947,722)			1,936,709

Senior Secured Loans — 13.2%
Automotive — 1.0%
Navistar International Corp.
Term Loan B
7.00% due 8/17/2017(3)		$1,000,000	1,010,000

			1,010,000

Electric — 2.2%
Calpine Corp.
Term Loan B3
4.50% due 9/27/2019(3)		1,000,000	1,001,460
LS Power Funding Corp.
Term Loan
5.50% due 6/28/2019(3)		498,750	503,114
Star West Generation LLC
Term Loan B
6.00% due 5/17/2018(3)		846,154	844,038

			2,348,612

Food And Beverage — 0.9%
Del Monte Foods Co.
Term Loan
4.50% due 3/8/2018(3)		958,759	957,043

			957,043

Healthcare — 3.3%
Immucor, Inc.
New Term Loan B
5.75% due 8/17/2018(3)		990,019	999,919

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

September 30, 2012 (unaudited)	Principal Amount	Value
Kindred Healthcare, Inc.
Term Loan
5.25% due 6/1/2018(3)	$997,474	$984,069
Select Medical Corp.
New Term Loan B
5.50% due 6/1/2018(3)	997,475	997,475
Sheridan Holdings, Inc.
New 1st Lien Term Loan
6.00% due 6/29/2018(3)	498,750	502,076

		3,483,539

Metals And Mining — 0.9%
Arch Coal, Inc.
Term Loan B
5.75% due 5/16/2018(3)	997,500	1,004,233

		1,004,233

Oil Field Services — 0.6%
Frac Tech International LLC
Term Loan B
8.50% due 5/6/2016(3)	685,192	659,011

		659,011

Packaging — 0.9%
Exopack LLC
Term Loan
6.50% due 5/31/2017(3)	987,500	981,950

		981,950

Pharmaceuticals — 0.7%
Grifols, Inc.
New Term Loan B
4.50% due 6/1/2017(3)	739,007	743,168

		743,168

Pipelines — 0.9%
Gibson Energy ULC
New Term Loan B
4.75% due 6/15/2018(3)	978,434	988,219

		988,219

Refining — 0.3%
Citgo Petroleum Corp.
Term Loan B
8.00% due 6/24/2015(3)	316,072	317,914

		317,914

Restaurants — 0.5%
Dunkin’ Brands, Inc.
New Term Loan B2
4.00% due 11/23/2017(3)	486,152	485,087

		485,087

Retailers — 1.0%
Party City Holdings, Inc.
New Term Loan B
5.75% due 7/26/2019(3)	1,000,000	1,011,750

		1,011,750

Total Senior Secured Loans (Cost $13,858,256)		13,990,526

U.S. Government Securities — 2.7%
U.S. Treasury Bonds
3.125% due 11/15/2041	1,958,000	2,085,881
U.S. Treasury Note
1.00% due 9/30/2019	770,000	767,112
Total U.S. Government Securities (Cost $2,766,899)		2,852,993
Short-Term Investments — 0.9%
General Electric Capital Corp.
0.05% due 10/11/2012	500,000	499,993
United Parcel Services, Inc.
0.03% due 10/11/2012	500,000	499,996
Total Short-Term Investments (Cost $999,989)		999,989

Repurchase Agreements — 10.3%
State Street Bank and Trust Co. Repurchase
Agreement, 0.01%, dated 9/28/2012, maturity value of $10,959,009, due 10/1/2012(5)	10,959,000	10,959,000
Total Repurchase Agreements (Cost $10,959,000)		10,959,000
Total Investments — 109.9% (Cost $112,069,080)		116,569,406
Other Liabilities, Net — (9.9)%		(10,506,087)
Total Net Assets — 100.0%		$106,063,319

(1)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2012, the aggregate market value of these securities amounted to $13,500,151, representing 12.7% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(2)	Security is segregated as collateral to cover margin requirements on open forwards contracts.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

At September 30, 2012, the Fund entered into the following forward currency exchange contracts:

Forward Currency Contracts to Sell (unaudited)	Counterparty	Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation
USD	JP Morgan Chase Bank	$1,688,284	$1,692,256	12/19/2012	$(3,972)
AUD	JP Morgan Chase Bank	2,060,933	2,060,774	12/19/2012	(159)
DKK	JP Morgan Chase Bank	345,310	343,855	12/19/2012	(1,455)
NOK	JP Morgan Chase Bank	1,688,284	1,672,390	12/19/2012	(15,894)
SEK	JP Morgan Chase Bank	729,046	720,534	12/19/2012	(8,512)

Total					$(29,992)

Legend:

        AUD — Australian Dollar

        DKK — Danish Krone

        MXN — Mexican Peso

        NOK — Norwegian Krone

        NZD — New Zealand Dollar

        PLN — Polish Zloty

        SEK — Swedish Krona

        USD — U.S. Dollar

(3)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2012.
(4)	TBA - To be announced.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FNMA	5.00%	3/15/2016	$11,182,775

(6)	See currency legend above.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

At September 30, 2012, the Fund entered into the following open option contract:

Number of Contracts	Put Written Options	Expiration Date	Premiums Received	Current Value	Unrealized Appreciation
30	10 YR US Treasury Note, strike @ $129	November 2012	$11,569	$(2,344)	$9,225

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS STRATEGIC INCOME FUND

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$2,590,889	$—	$2,590,889
Collateralized Mortgage Obligations	—	12,015,722	—	12,015,722
Commercial Mortgage-Backed Securities	—	10,531,611	—	10,531,611
Corporate Bonds	—	45,904,826	—	45,904,826
Mortgage Pass-Through Securities	—	13,117,831	—	13,117,831
Municipal Bonds	—	1,669,310	—	1,669,310
Non-U.S. Government Securities	—	1,936,709	—	1,936,709
Senior Secured Loans	—	13,990,526	—	13,990,526
U.S. Government Securities	—	2,852,993	—	2,852,993
Short-Term Investments	—	999,989	—	999,989
Repurchase Agreements	—	10,959,000	—	10,959,000
Other Financial Instruments: Forward Currency Contracts	—	(29,992)	—	(29,992)
Written Option Contract	(2,344)	—	—	(2,344)

Total	$(2,344)	$116,539,414	$—	$116,537,070

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS MONEY MARKET FUND

September 30, 2012 (unaudited)	Principal Amount	Value
Commercial Paper — 65.6%
Aerospace & Defense — 3.4%
United Technologies Corp.
0.12% due 10/25/2012(1)	$10,000,000	$9,999,200
0.14% due 11/1/2012(1)	5,000,000	4,999,397

		14,998,597

Agricultural — 2.3%
Archer Daniels Midland Co.
0.13% due 10/24/2012(1)	10,000,000	9,999,169

		9,999,169

Chemicals — 4.5%
Air Products & Chemicals, Inc.
0.12% due 10/18/2012(1)	10,000,000	9,999,433
BASF SE
0.13% due 11/20/2012(1)	10,000,000	9,998,195

		19,997,628

Conglomerates — 2.3%
General Electric Capital Corp.
0.09% due 12/3/2012	10,000,000	9,998,425

		9,998,425

Diversified Chemicals — 1.1%
EI DuPont
0.12% due 10/9/2012(1)	5,000,000	4,999,867

		4,999,867

Electric — 7.9%
American Transmission Co., LLC
0.12% due 10/9/2012 - 10/17/2012(1)	10,000,000	9,999,599
0.16% due 10/2/2012(1)	5,000,000	4,999,978
Electricite de France
0.31% due 10/31/2012(1)	5,000,000	4,998,708
0.38% due 10/22/2012(1)	5,000,000	4,998,892
Emerson Electric Co.
0.12% due 10/9/2012 - 11/21/2012 (1)	10,000,000	9,999,017

		34,996,194

Entertainment — 2.3%
The Walt Disney Co.
0.09% due 10/26/2012(1)	10,000,000	9,999,375

		9,999,375

Financial - Banks — 2.2%
John Deere Credit Ltd.
0.14% due 10/31/2012(1)	10,000,000	9,998,833

		9,998,833

Food And Beverage — 0.7%
Nestle Capital Corp.
0.13% due 11/2/2012(1)	3,000,000	2,999,653

		2,999,653

Household Products - Wares — 2.3%
Proctor & Gamble Co.
0.12% due 10/25/2012(1)	5,000,000	4,999,600
0.13% due 12/3/2012(1)	5,000,000	4,998,862

		9,998,462

Insurance - Life — 2.3%
The Travelers Companies, Inc.
0.07% due 10/3/2012(1)	10,000,000	9,999,961

		9,999,961

Internet — 2.2%
Google, Inc.
0.12% due 10/3/2012(1)	5,000,000	4,999,966
0.15% due 12/4/2012(1)	5,000,000	4,998,667

		9,998,633

Machinery — 1.1%
Caterpillar Financial Services Corp.
0.13% due 10/5/2012	5,000,000	4,999,928

		4,999,928

Oil & Gas Services — 2.2%
Baker Hughes, Inc.
0.15% due 10/22/2012 - 11/19/2012(1)	10,000,000	9,998,542

		9,998,542

Oil - Integrated — 2.3%
Chevron Corp.
0.10% due 11/1/2012(1)	5,000,000	4,999,570
0.11% due 11/13/2012(1)	5,000,000	4,999,343

		9,998,913

Personal Products — 2.3%
L’Oreal U.S.A., Inc.
0.10% due 10/23/2012(1)	10,000,000	9,999,389

		9,999,389

Pharmaceuticals — 11.7%
Abbot Laboratories
0.08% due 10/3/2012(1)	5,000,000	4,999,978
Astrazeneca PLC
0.11% due 10/22/2012(1)	5,000,000	4,999,679
0.15% due 10/24/2012(1)	10,000,000	9,999,042
GlaxoSmithKline PLC
0.13% due 10/11/2012(1)	10,000,000	9,999,639
Johnson & Johnson
0.08% due 10/15/2012(1)	10,000,000	9,999,689
Medtronic, Inc.
0.14% due 11/15/2012 - 1/25/2013(1)	9,000,000	8,997,044
0.17% due 11/20/2012(1)	2,500,000	2,499,410

		51,494,481

Refining — 2.3%
Motiva Enterprises LLC
0.18% due 10/2/2012	10,000,000	9,999,950

		9,999,950

Restaurants — 2.2%
McDonald’s Corp.
0.15% due 11/20/2012(1)	10,000,000	9,997,917

		9,997,917

Retailers — 2.3%
Wal-Mart Stores, Inc.
0.11% due 10/2/2012(1)	10,000,000	9,999,969

		9,999,969

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS MONEY MARKET FUND

September 30, 2012 (unaudited)	Principal Amount	Value
Tobacco — 2.3%
Philip Morris International, Inc.
0.09% due 11/2/2012(1)	$10,000,000	$9,999,200

		9,999,200

Transportation — 1.1%
NetJets, Inc.
0.12% due 10/9/2012(1)	5,000,000	4,999,867

		4,999,867

Utilities — Electric & Water — 2.3%
National Rural Utilities Cooperative Finance Corp.
0.14% due 10/25/2012	10,000,000	9,999,067

		9,999,067

Total Commercial Paper (Cost $289,472,020)		289,472,020
Municipal Securities — 6.5%
Connecticut — 3.9%
Connecticut St. Housing Fin. Auth. Ser. B-4
0.18% due 10/4/2012(2)(3)	17,155,000	17,155,000

		17,155,000

Iowa — 0.7%
Iowa Fin. Auth. Single Family Mtg. Rev.
Mtg. Bkd. Secs. Prog. Ser. C
0.17% due 10/4/2012(2)(4)	3,120,000	3,120,000

		3,120,000

New York — 1.9%
New York St. Pwr. Auth.
0.17% due 10/16/2012	8,261,000	8,260,415

		8,260,415

Total Municipal Securities (Cost $28,535,415)		28,535,415
U.S. Government Securities — 15.2%
U.S. Treasury Bills
0.07% due 10/18/2012	5,000,000	4,999,835
0.096% due 1/17/2013	5,000,000	4,998,560
0.121% due 2/14/2013	5,000,000	4,997,714
0.123% due 3/7/2013	5,000,000	4,997,318
0.124% due 11/15/2012	5,000,000	4,999,225
0.126% due 2/21/2013	5,000,000	4,997,497
0.138% due 4/4/2013	5,000,000	4,996,454
0.14% due 12/13/2012	7,000,000	6,998,013
0.141% due 1/10/2013	5,000,000	4,998,022
0.145% due 5/2/2013 - 6/27/2013	15,000,000	14,986,004
0.148% due 2/7/2013	5,000,000	4,997,348

Total U.S. Government Securities (Cost $66,965,990)		66,965,990
Repurchase Agreements — 13.0%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/28/2012, maturity value of $57,215,048, due 10/1/2012(5)	$57,215,000	57,215,000
Total Repurchase Agreements (Cost $57,215,000)		57,215,000
Total Investments — 100.3% (Cost $442,188,425)		442,188,425
Other Liabilities, Net — (0.3)%		(1,408,859)
Total Net Assets — 100.0%		$440,779,566

(1)    Security issued in an exempt transaction without registration under the Securities Act of 1933. At September 30, 2012, the aggregate market value of these securities amounted to $254,474,650, representing 57.7% of the net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2) Variable rate demand note. The rate shown is the rate in effect at September 30, 2012.
(3) Issue supported by a standby purchase agreement with Helabe Landesbank Hessen-Thuringen.
(4) Issue supported by a standby purchase agreement with Federal Home Loan Bank.
(5) The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FNMA	6.25%	5/15/2029	$58,366,419

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS MONEY MARKET FUND

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Paper	$—	$289,472,020	$—	$289,472,020
Municipal Securities	—	28,535,415	—	28,535,415
U.S. Government Securities	—	66,965,990	—	66,965,990
Repurchase Agreements	—	57,215,000	—	57,215,000

Total	$—	$442,188,425	$—	$442,188,425

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX FUND

September 30, 2012 (unaudited)	Shares	Value
Common Stocks — 95.5%
Advertising Agencies — 0.1%
Omnicom Group, Inc.	2,097	$108,121
The Interpublic Group of Companies, Inc.	3,454	38,409

		146,530

Aerospace — 1.6%
FLIR Systems, Inc.	1,188	23,730
General Dynamics Corp.	2,625	173,565
L-3 Communications Holdings, Inc.	761	54,571
Lockheed Martin Corp.	2,119	197,872
Northrop Grumman Corp.	1,958	130,070
Raytheon Co.	2,616	149,531
Rockwell Collins, Inc.	1,133	60,774
Textron, Inc.	2,211	57,862
The Boeing Co.	5,325	370,727
United Technologies Corp.	6,625	518,671

		1,737,373

Air Transport — 0.2%
FedEx Corp.	2,302	194,795
Southwest Airlines Co.	5,871	51,489

		246,284

Aluminum — 0.1%
Alcoa, Inc.	8,411	74,437

		74,437

Asset Management & Custodian — 0.8%
BlackRock, Inc.	1,008	179,727
Federated Investors, Inc., Class B	733	15,166
Franklin Resources, Inc.	1,091	136,451
Invesco Ltd.	3,505	87,590
Legg Mason, Inc.	979	24,162
Northern Trust Corp.	1,726	80,112
State Street Corp.	3,770	158,189
T. Rowe Price Group, Inc.	2,000	126,600

		807,997

Auto Parts — 0.3%
BorgWarner, Inc.(1)	903	62,406
Genuine Parts Co.	1,220	74,457
Johnson Controls, Inc.	5,382	147,467

		284,330

Auto Services — 0.0%
The Goodyear Tire & Rubber Co.(1)	1,913	23,320

		23,320

Automobiles — 0.3%
Ford Motor Co.	30,028	296,076

		296,076

Back Office Support, HR and Consulting — 0.7%
Accenture PLC, Class A	5,009	350,780
Automatic Data Processing, Inc.	3,797	222,732
Iron Mountain, Inc.	1,224	41,751
Paychex, Inc.	2,526	84,090
Robert Half International, Inc.	1,114	29,666

		729,019

Banks: Diversified — 3.4%
Bank of America Corp.(2)	84,958	750,179
BB&T Corp.	5,514	182,844
Comerica, Inc.	1,527	47,413
Fifth Third Bancorp	7,240	112,292
First Horizon National Corp.	1,960	18,875
Huntington Bancshares, Inc.	6,750	46,575
KeyCorp	7,408	64,746
M&T Bank Corp.	951	90,497
PNC Financial Services Group, Inc.	4,173	263,316
Regions Financial Corp.	11,145	80,355
SunTrust Banks, Inc.	4,244	119,978
U.S. Bancorp	14,939	512,408
Wells Fargo & Co.(2)	38,733	1,337,451
Zions Bancorporation	1,445	29,847

		3,656,776

Banks: Savings, Thrift & Mortgage Lending — 0.1%
Hudson City Bancorp, Inc.	3,770	30,009
People’s United Financial, Inc.	2,812	34,138

		64,147

Beverage: Brewers & Distillers — 0.2%
Beam, Inc.	1,250	71,925
Brown-Forman Corp., Class B	1,196	78,039
Constellation Brands, Inc., Class A(1)	1,159	37,494
Molson Coors Brewing Co., Class B	1,218	54,871

		242,329

Beverage: Soft Drinks — 2.1%
Coca-Cola Enterprises, Inc.	2,207	69,013
Dr. Pepper Snapple Group, Inc.	1,654	73,652
Monster Beverage Corp.(1)	1,211	65,588
PepsiCo, Inc.	12,256	867,357
The Coca-Cola Co.(2)	30,547	1,158,648

		2,234,258

Biotechnology — 1.5%
Alexion Pharmaceuticals, Inc.(1)	1,521	174,002
Amgen, Inc.	6,077	512,413
Baxter International, Inc.	4,306	259,479
Biogen Idec, Inc.(1)	1,866	278,463
Celgene Corp.(1)	3,404	260,066
Life Technologies Corp.(1)	1,395	68,188

		1,552,611

Building Materials — 0.1%
Masco Corp.	2,809	42,276
Vulcan Materials Co.	1,011	47,820

		90,096

Cable Television Services — 1.2%
Cablevision Systems Corp., Class A	1,709	27,088
Comcast Corp., Class A	21,082	754,103
DIRECTV(1)	4,960	260,202
Scripps Networks Interactive, Inc., Class A	678	41,514
Time Warner Cable, Inc.	2,421	230,140

		1,313,047

Casinos & Gambling — 0.0%
International Game Technology	2,116	27,698

		27,698

Chemicals: Diversified — 1.0%
Airgas, Inc.	549	45,183
E.I. du Pont de Nemours & Co.	7,333	368,630
Eastman Chemical Co.	1,205	68,697
Ecolab, Inc.	2,072	134,286
FMC Corp.	1,084	60,032
Sigma-Aldrich Corp.	947	68,155

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX FUND

September 30, 2012 (unaudited)	Shares	Value
The Dow Chemical Co.	9,451	$273,701

		1,018,684

Chemicals: Specialty — 0.5%
Air Products & Chemicals, Inc.	1,667	137,861
International Flavors & Fragrances, Inc.	640	38,131
LyondellBasell Industries NV, Class A	2,673	138,087
Praxair, Inc.	2,345	243,599

		557,678

Coal — 0.1%
Alpha Natural Resources, Inc.(1)	1,736	11,405
CONSOL Energy, Inc.	1,796	53,970
Peabody Energy Corp.	2,120	47,255

		112,630

Commercial Services: Rental & Leasing — 0.0%
Ryder System, Inc.	399	15,585

		15,585

Commercial Vehicles & Parts — 0.1%
PACCAR, Inc.	2,797	111,950

		111,950

Communications Technology — 1.9%
Cisco Systems, Inc.	41,677	795,614
Harris Corp.	889	45,535
JDS Uniphase Corp.(1)	1,813	22,454
Juniper Networks, Inc.(1)	4,153	71,058
QUALCOMM, Inc.	13,429	839,178
Seagate Technology PLC	2,787	86,397
TE Connectivity Ltd.	3,346	113,797

		1,974,033

Computer Services, Software & Systems — 5.5%
Adobe Systems, Inc.(1)	3,871	125,653
Akamai Technologies, Inc.(1)	1,393	53,296
Autodesk, Inc.(1)	1,792	59,799
BMC Software, Inc.(1)	1,153	47,838
CA, Inc.	2,702	69,617
Citrix Systems, Inc.(1)	1,472	112,711
Cognizant Technology Solutions Corp., Class A(1)	2,350	164,312
Computer Sciences Corp.	1,228	39,554
F5 Networks, Inc.(1)	617	64,600
Google, Inc., Class A(1)(2)	2,080	1,569,360
Intuit, Inc.	2,175	128,064
Microsoft Corp.(2)	59,484	1,771,433
Oracle Corp.	30,047	946,180
Red Hat, Inc.(1)	1,523	86,720
SAIC, Inc.	2,262	27,234
Salesforce.com, Inc.(1)	1,007	153,759
Symantec Corp.(1)	5,531	99,558
Teradata Corp.(1)	1,326	99,994
VeriSign, Inc.(1)	1,232	59,986
Yahoo! Inc.(1)	8,246	131,730

		5,811,398

Computer Technology — 7.4%
Apple, Inc.(2)	7,390	4,931,051
Dell, Inc.	11,486	113,252
EMC Corp.(1)	16,556	451,482
Hewlett-Packard Co.	15,495	264,345
International Business Machines Corp.(2)	8,477	1,758,554
NetApp, Inc.(1)	2,863	94,136
NVIDIA Corp.(1)	4,889	65,219
SanDisk Corp.(1)	1,901	82,560
Western Digital Corp.	1,755	67,971

		7,828,570

Consumer Electronics — 0.0%
Harman International Industries, Inc.	527	24,326

		24,326

Consumer Lending — 0.1%
SLM Corp.	3,719	58,463

		58,463

Consumer Services: Miscellaneous — 0.5%
eBay, Inc.(1)	9,144	442,661
H & R Block, Inc.	2,123	36,792

		479,453

Containers & Packaging — 0.1%
Ball Corp.	1,220	51,618
Bemis Co., Inc.	801	25,207
Owens-Illinois, Inc.(1)	1,300	24,388
Sealed Air Corp.	1,382	21,366

		122,579

Copper — 0.3%
Freeport-McMoran Copper & Gold, Inc.	7,474	295,821

		295,821

Cosmetics — 0.2%
Avon Products, Inc.	3,395	54,150
The Estee Lauder Companies, Inc., Class A	1,896	116,737

		170,887

Diversified Financial Services — 3.0%
Ameriprise Financial, Inc.	1,659	94,049
Bank of New York Mellon Corp.	9,289	210,117
Capital One Financial Corp.	4,582	261,220
Citigroup, Inc.	23,111	756,192
JPMorgan Chase & Co.(2)	29,948	1,212,295
Leucadia National Corp.	1,556	35,399
Morgan Stanley	10,899	182,449
The Goldman Sachs Group, Inc.	3,553	403,905

		3,155,626

Diversified Manufacturing Operations — 3.5%
3M Co.	5,013	463,301
Danaher Corp.	4,609	254,186
Dover Corp.	1,446	86,022
Eaton Corp.	2,664	125,901
General Electric Co.(2)	83,236	1,890,290
Honeywell International, Inc.	6,157	367,881
Illinois Tool Works, Inc.	3,395	201,901
Ingersoll-Rand PLC	2,261	101,338
Tyco International Ltd.	3,631	204,280

		3,695,100

Diversified Media — 0.8%
Discovery Communications, Inc., Class A(1)	1,950	116,278
News Corp., Class A	16,060	393,952
Time Warner, Inc.	7,485	339,295

		849,525

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX FUND

September 30, 2012 (unaudited)	Shares	Value
Diversified Retail — 2.7%
Amazon.com, Inc.(1)	2,852	$725,321
Big Lots, Inc.(1)	471	13,932
Costco Wholesale Corp.	3,403	340,725
Dollar Tree, Inc.(1)	1,818	87,764
Family Dollar Stores, Inc.	768	50,918
J.C. Penney Co., Inc.	1,124	27,302
Kohl’s Corp.	1,704	87,279
Macy’s, Inc.	3,174	119,406
Nordstrom, Inc.	1,214	66,989
Target Corp.	5,145	326,553
Wal-Mart Stores, Inc.	13,249	977,776

		2,823,965

Drug & Grocery Store Chains — 0.9%
CVS Caremark Corp.	10,027	485,507
Safeway, Inc.	1,871	30,104
The Kroger Co.	4,398	103,529
Walgreen Co.	6,738	245,533
Whole Foods Market, Inc.	1,356	132,075

		996,748

Education Services — 0.0%
Apollo Group, Inc., Class A(1)	797	23,153
DeVry, Inc.	463	10,538

		33,691

Electronic Components — 0.2%
Amphenol Corp., Class A	1,264	74,424
Corning, Inc.	11,760	154,644
Molex, Inc.	1,077	28,304

		257,372

Electronic Entertainment — 0.0%
Electronic Arts, Inc.(1)	2,511	31,865

		31,865

Energy Equipment — 0.0%
First Solar, Inc.(1)	471	10,430

		10,430

Engineering & Contracting Services — 0.1%
Fluor Corp.	1,316	74,065
Jacobs Engineering Group, Inc.(1)	1,027	41,522
Quanta Services, Inc.(1)	1,672	41,298

		156,885

Entertainment — 0.9%
The Walt Disney Co.	14,142	739,344
Viacom, Inc., Class B	3,739	200,373

		939,717

Environmental, Maintenance, And Security Services — 0.1%
Cintas Corp.	843	34,942
Stericycle, Inc.(1)	666	60,286

		95,228

Fertilizers — 0.6%
CF Industries Holdings, Inc.	495	110,009
Monsanto Co.	4,205	382,739
The Mosaic Co.	2,180	125,590

		618,338

Financial Data & Systems — 1.8%
American Express Co.	7,778	442,257
Discover Financial Services	4,056	161,145
Equifax, Inc.	945	44,018
Fidelity National Information Services, Inc.	1,969	61,472
Fiserv, Inc.(1)	1,064	78,768
MasterCard, Inc., Class A	846	381,952
Moody’s Corp.	1,528	67,492
The Dun & Bradstreet Corp.	344	27,389
Total System Services, Inc.	1,290	30,573
Visa, Inc., Class A	4,121	553,368
Western Union Co.	4,781	87,110

		1,935,544

Foods — 1.6%
Campbell Soup Co.	1,391	48,435
ConAgra Foods, Inc.	3,271	90,247
Dean Foods Co.(1)	1,454	23,773
General Mills, Inc.	5,074	202,199
H.J. Heinz Co.	2,513	140,602
Hormel Foods Corp.	1,015	29,678
Kellogg Co.	1,932	99,807
Kraft Foods, Inc., Class A	13,988	578,404
McCormick & Co., Inc.	1,046	64,894
Mead Johnson Nutrition Co.	1,616	118,420
Sysco Corp.	4,585	143,373
The Hershey Co.	1,192	84,501
The JM Smucker Co.	890	76,834
Tyson Foods, Inc., Class A	2,288	36,654

		1,737,821

Forms And Bulk Printing Services — 0.0%
R.R. Donnelley & Sons Co.	1,411	14,957

		14,957

Fruit & Grain Processing — 0.1%
Archer-Daniels-Midland Co.	5,180	140,792

		140,792

Gas Pipeline — 0.4%
EQT Corp.	1,168	68,912
Kinder Morgan, Inc.	4,497	159,733
Spectra Energy Corp.	5,177	151,997

		380,642

Gold — 0.2%
Newmont Mining Corp.	3,912	219,111

		219,111

Health Care Facilities — 0.1%
DaVita, Inc.(1)	670	69,419
Tenet Healthcare Corp.(1)	3,263	20,459

		89,878

Health Care Management Services — 0.9%
Aetna, Inc.	2,636	104,386
CIGNA Corp.	2,256	106,415
Coventry Health Care, Inc.	1,057	44,066
Humana, Inc.	1,271	89,161
UnitedHealth Group, Inc.	8,150	451,591
WellPoint, Inc.	2,569	149,028

		944,647

Health Care Services — 0.6%
Cerner Corp.(1)	1,145	88,634
Express Scripts Holding Co.(1)	6,391	400,524
McKesson Corp.	1,861	160,102

		649,260

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX FUND

September 30, 2012 (unaudited)	Shares	Value
Home Building — 0.1%
D.R. Horton, Inc.	2,186	$45,119
Lennar Corp., Class A	1,282	44,575
Pulte Group, Inc.(1)	2,660	41,230

		130,924

Hotel/Motel — 0.3%
Marriott International, Inc., Class A	1,983	77,535
Starwood Hotels & Resorts Worldwide, Inc.	1,547	89,664
Wyndham Worldwide Corp.	1,121	58,830
Wynn Resorts Ltd.	618	71,342

		297,371

Household Appliances — 0.0%
Whirlpool Corp.	610	50,575

		50,575

Household Equipment & Products — 0.1%
Newell Rubbermaid, Inc.	2,281	43,544
Snap-On, Inc.	449	32,270

		75,814

Household Furnishings — 0.0%
Leggett & Platt, Inc.	1,104	27,655

		27,655

Insurance: Life — 0.5%
Aflac, Inc.	3,689	176,629
Lincoln National Corp.	2,199	53,194
Principal Financial Group, Inc.	2,213	59,618
Prudential Financial, Inc.	3,665	199,779
Torchmark Corp.	750	38,513
Unum Group	2,227	42,803

		570,536

Insurance: Multi-Line — 2.2%
American International Group, Inc.(1)	9,192	301,406
Aon PLC	2,544	133,026
Assurant, Inc.	627	23,387
Berkshire Hathaway, Inc., Class B(1)	14,465	1,275,813
Genworth Financial, Inc., Class A(1)	3,868	20,229
Loews Corp.	2,444	100,839
Marsh & McLennan Companies, Inc.	4,273	144,983
MetLife, Inc.	8,367	288,327
The Hartford Financial Services Group, Inc.	3,436	66,796

		2,354,806

Insurance: Property-Casualty — 0.9%
ACE Ltd.	2,677	202,381
Cincinnati Financial Corp.	1,150	43,574
The Allstate Corp.	3,825	151,508
The Chubb Corp.	2,096	159,883
The Progressive Corp.	4,424	91,754
The Travelers Companies, Inc.	3,041	207,579
XL Group PLC	2,449	58,849

		915,528

Leisure Time — 0.4%
Carnival Corp.	3,537	128,888
Expedia, Inc.	739	42,744
Priceline.com, Inc.(1)	387	239,448
TripAdvisor, Inc.(1)	861	28,353

		439,433

Luxury Items — 0.1%
Fossil, Inc.(1)	432	36,590
Tiffany & Co.	937	57,982

		94,572

Machinery: Agricultural — 0.2%
Deere & Co.	3,085	254,482

		254,482

Machinery: Construction & Handling — 0.4%
Caterpillar, Inc.	5,150	443,106

		443,106

Machinery: Engines — 0.1%
Cummins, Inc.	1,396	128,725

		128,725

Machinery: Industrial — 0.0%
Joy Global, Inc.	835	46,810

		46,810

Machinery: Tools — 0.1%
Stanley Black & Decker, Inc.	1,328	101,260

		101,260

Medical & Dental Instruments & Supplies — 0.7%
Becton, Dickinson and Co.	1,583	124,361
Boston Scientific Corp.(1)	11,111	63,777
C.R. Bard, Inc.	622	65,092
DENTSPLY International, Inc.	1,123	42,831
Edwards Lifesciences Corp.(1)	912	97,921
Patterson Companies, Inc.	657	22,496
St. Jude Medical, Inc.	2,487	104,777
Stryker Corp.	2,309	128,519
Zimmer Holdings, Inc.	1,375	92,978

		742,752

Medical Equipment — 1.0%
CareFusion Corp.(1)	1,721	48,859
Covidien PLC	3,777	224,429
Intuitive Surgical, Inc.(1)	314	155,628
Medtronic, Inc.	8,064	347,720
PerkinElmer, Inc.	896	26,405
Thermo Fisher Scientific, Inc.	2,873	169,019
Varian Medical Systems, Inc.(1)	862	51,996

		1,024,056

Medical Services — 0.1%
Laboratory Corp. of America Holdings(1)	760	70,277
Quest Diagnostics, Inc.	1,260	79,922

		150,199

Metal Fabricating — 0.3%
Fastenal Co.	2,121	91,182
Precision Castparts Corp.	1,136	185,554

		276,736

Metals & Minerals: Diversified — 0.1%
Cliffs Natural Resources, Inc.	1,121	43,865
Titanium Metals Corp.	579	7,428

		51,293

Office Supplies & Equipment — 0.1%
Avery Dennison Corp.	804	25,583
Lexmark International Group, Inc., Class A	555	12,349

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX FUND

September 30, 2012 (unaudited)	Shares	Value
Pitney Bowes, Inc.	1,561	$21,573
Xerox Corp.	10,310	75,675

		135,180

Offshore Drilling & Other Services — 0.0%
Diamond Offshore Drilling, Inc.	544	35,801

		35,801

Oil Well Equipment & Services — 1.8%
Baker Hughes, Inc.	3,469	156,903
Cameron International Corp.(1)	1,946	109,112
Ensco PLC, Class A	1,832	99,954
FMC Technologies, Inc.(1)	1,878	86,951
Halliburton Co.	7,316	246,476
Helmerich & Payne, Inc.	836	39,802
Nabors Industries Ltd.(1)	2,285	32,059
National Oilwell Varco, Inc.	3,362	269,330
Noble Corp.(1)	1,987	71,095
Rowan Companies PLC(1)	964	32,554
Schlumberger Ltd.	10,464	756,861

		1,901,097

Oil: Crude Producers — 2.1%
Anadarko Petroleum Corp.	3,940	275,485
Apache Corp.	3,083	266,587
Cabot Oil & Gas Corp.	1,655	74,309
Chesapeake Energy Corp.	4,092	77,216
Denbury Resources, Inc.(1)	3,087	49,886
Devon Energy Corp.	2,969	179,624
EOG Resources, Inc.	2,129	238,554
Newfield Exploration Co.(1)	1,065	33,356
Noble Energy, Inc.	1,405	130,258
Occidental Petroleum Corp.	6,382	549,235
Pioneer Natural Resources Co.	969	101,164
QEP Resources, Inc.	1,401	44,356
Range Resources Corp.	1,280	89,434
Southwestern Energy Co.(1)	2,748	95,575
WPX Energy, Inc.(1)	1,577	26,162

		2,231,201

Oil: Integrated — 5.9%
Chevron Corp.(2)	15,462	1,802,251
ConocoPhillips	9,590	548,356
Exxon Mobil Corp.(2)	36,390	3,327,865
Hess Corp.	2,341	125,759
Marathon Oil Corp.	5,558	164,350
Murphy Oil Corp.	1,458	78,280
Williams Companies, Inc.	4,936	172,612

		6,219,473

Oil: Refining And Marketing — 0.6%
Marathon Petroleum Corp.	2,667	145,591
Phillips 66	4,941	229,114
Sunoco, Inc.	825	38,635
Tesoro Corp.	1,093	45,797
Valero Energy Corp.	4,344	137,618

		596,755

Paints & Coatings — 0.2%
PPG Industries, Inc.	1,205	138,382
The Sherwin-Williams Co.	667	99,323

		237,705

Paper — 0.2%
International Paper Co.	3,445	125,122
MeadWestvaco Corp.	1,375	42,075

		167,197

Personal Care — 2.1%
Clorox Co.	1,001	72,122
Colgate-Palmolive Co.	3,518	377,200
Kimberly-Clark Corp.	3,123	267,891
The Procter & Gamble Co.(2)	21,692	1,504,557

		2,221,770

Pharmaceuticals — 6.5%
Abbott Laboratories	12,368	847,950
Allergan, Inc.	2,419	221,532
AmerisourceBergen Corp.	1,971	76,297
Bristol-Myers Squibb Co.	13,222	446,243
Cardinal Health, Inc.	2,664	103,816
Eli Lilly & Co.	8,029	380,655
Forest Laboratories, Inc.(1)	1,863	66,341
Gilead Sciences, Inc.(1)	5,967	395,791
Hospira, Inc.(1)	1,296	42,535
Johnson & Johnson(2)	21,706	1,495,760
Merck & Co., Inc.	24,018	1,083,212
Mylan, Inc.(1)	3,201	78,104
Perrigo Co.	699	81,203
Pfizer, Inc.(2)	58,879	1,463,143
Watson Pharmaceuticals, Inc.(1)	1,003	85,416

		6,867,998

Producer Durables: Miscellaneous — 0.1%
W.W. Grainger, Inc.	472	98,351

		98,351

Production Technology Equipment — 0.2%
Applied Materials, Inc.	9,782	109,216
KLA-Tencor Corp.	1,304	62,207
Lam Research Corp.(1)	1,427	45,357
Teradyne, Inc.(1)	1,472	20,932

		237,712

Publishing — 0.2%
Gannett Co., Inc.	1,823	32,358
The McGraw-Hill Companies, Inc.	2,210	120,644
The Washington Post Co., Class B	34	12,343

		165,345

Radio & TV Broadcasters — 0.2%
CBS Corp., Class B	4,693	170,497

		170,497

Railroads — 0.7%
CSX Corp.	8,191	169,963
Norfolk Southern Corp.	2,519	160,284
Union Pacific Corp.	3,735	443,345

		773,592

Real Estate — 0.0%
CBRE Group, Inc., Class A(1)	2,379	43,797

		43,797

Real Estate Investment Trusts — 2.0%
American Tower Corp.	3,111	222,094
Apartment Investment & Management Co., Class A	1,116	29,005
AvalonBay Communities, Inc.	759	103,217
Boston Properties, Inc.	1,189	131,515

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX FUND

September 30, 2012 (unaudited)	Shares	Value
Equity Residential	2,370	$136,346
HCP, Inc.	3,390	150,787
Health Care REIT, Inc.	1,807	104,354
Host Hotels & Resorts, Inc.	5,702	91,517
Kimco Realty Corp.	3,204	64,945
Plum Creek Timber Co., Inc.	1,269	55,633
ProLogis, Inc.	3,628	127,089
Public Storage, Inc.	1,137	158,236
Simon Property Group, Inc.	2,390	362,826
Ventas, Inc.	2,330	145,043
Vornado Realty Trust	1,355	109,823
Weyerhaeuser Co.	4,248	111,043

		2,103,473

Recreational Vehicles & Boats — 0.1%
Harley-Davidson, Inc.	1,795	76,054

		76,054

Restaurants — 1.3%
Chipotle Mexican Grill, Inc.(1)	251	79,702
Darden Restaurants, Inc.	1,013	56,475
McDonald’s Corp.	7,938	728,311
Starbucks Corp.	6,000	304,500
Yum! Brands, Inc.	3,587	237,962

		1,406,950

Scientific Instruments: Control & Filter — 0.4%
Flowserve Corp.	398	50,840
Pall Corp.	920	58,411
Parker Hannifin Corp.	1,171	97,872
Rockwell Automation, Inc.	1,111	77,270
Roper Industries, Inc.	771	84,725
Waters Corp.(1)	696	57,998

		427,116

Scientific Instruments: Electrical — 0.4%
Cooper Industries PLC	1,259	94,501
Emerson Electric Co.	5,741	277,118

		371,619

Scientific Instruments: Gauges & Meters — 0.1%
Agilent Technologies, Inc.	2,753	105,853

		105,853

Scientific Instruments: Pollution Control — 0.2%
Republic Services, Inc.	2,402	66,079
Waste Management, Inc.	3,457	110,901
Xylem, Inc.	1,457	36,643

		213,623

Securities Brokerage & Services — 0.4%
CME Group, Inc.	2,413	138,265
E*TRADE Financial Corp.(1)	2,018	17,779
IntercontinentalExchange, Inc.(1)	569	75,910
NYSE Euronext	1,954	48,166
The Charles Schwab Corp.	8,634	110,429
The NASDAQ OMX Group, Inc.	960	22,363

		412,912

Semiconductors & Components — 1.6%
Advanced Micro Devices, Inc.(1)	4,748	16,001
Altera Corp.	2,519	85,608
Analog Devices, Inc.	2,357	92,371
Broadcom Corp., Class A(1)	4,044	139,841
Intel Corp.	39,432	894,318
Linear Technology Corp.	1,799	57,298
LSI Corp.(1)	4,404	30,432
Microchip Technology, Inc.	1,510	49,437
Micron Technology, Inc.(1)	8,014	47,964
Texas Instruments, Inc.	8,981	247,427
Xilinx, Inc.	2,067	69,058

		1,729,755

Specialty Retail — 2.0%
Abercrombie & Fitch Co., Class A	642	21,777
AutoNation, Inc.(1)	305	13,319
AutoZone, Inc.(1)	296	109,422
Bed, Bath & Beyond, Inc.(1)	1,822	114,786
Best Buy Co., Inc.	2,094	35,996
CarMax, Inc.(1)	1,795	50,798
GameStop Corp., Class A	969	20,349
Limited Brands, Inc.	1,879	92,560
Lowe’s Companies, Inc.	8,991	271,888
Netflix, Inc.(1)	433	23,572
O’Reilly Automotive, Inc.(1)	938	78,436
Ross Stores, Inc.	1,765	114,019
Staples, Inc.	5,397	62,173
The Gap, Inc.	2,350	84,083
The Home Depot, Inc.	11,881	717,256
The TJX Companies, Inc.	5,800	259,782
Urban Outfitters, Inc.(1)	862	32,377

		2,102,593

Steel — 0.1%
Allegheny Technologies, Inc.	835	26,636
Nucor Corp.	2,502	95,727
United States Steel Corp.	1,132	21,587

		143,950

Technology: Miscellaneous — 0.0%
Jabil Circuit, Inc.	1,467	27,462

		27,462

Telecommunications Equipment — 0.2%
Crown Castle International Corp.(1)	2,305	147,751
Motorola Solutions, Inc.	2,282	115,355

		263,106

Textiles, Apparel & Shoes — 0.6%
Coach, Inc.	2,246	125,821
NIKE, Inc., Class B	2,899	275,144
Ralph Lauren Corp.	484	73,195
VF Corp.	693	110,437

		584,597

Tobacco — 1.8%
Altria Group, Inc.	16,030	535,242
Lorillard, Inc.	1,029	119,827
Philip Morris International, Inc.	13,286	1,194,943
Reynolds American, Inc.	2,582	111,904

		1,961,916

Toys — 0.1%
Hasbro, Inc.	905	34,544
Mattel, Inc.	2,697	95,689

		130,233

Transportation Miscellaneous — 0.4%
Expeditors International of Washington, Inc.	1,654	60,140
United Parcel Service, Inc., Class B	5,674	406,088

		466,228

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX FUND

September 30, 2012 (unaudited)	Shares	Value
Truckers — 0.1%
C.H. Robinson Worldwide, Inc.	1,267	$74,183

		74,183

Utilities: Electrical — 3.0%
Ameren Corp.	1,891	61,779
American Electric Power, Inc.	3,807	167,280
CMS Energy Corp.	2,075	48,866
Consolidated Edison, Inc.	2,298	137,627
Dominion Resources, Inc.	4,497	238,071
DTE Energy Co.	1,356	81,279
Duke Energy Corp.	5,541	359,057
Edison International	2,574	117,606
Entergy Corp.	1,388	96,188
Exelon Corp.	6,719	239,062
FirstEnergy Corp.	3,292	145,177
NextEra Energy, Inc.	3,344	235,184
Northeast Utilities	2,500	95,575
NRG Energy, Inc.	1,791	38,309
Pepco Holdings, Inc.	1,812	34,247
PG&E Corp.	3,359	143,329
Pinnacle West Capital Corp.	865	45,672
PPL Corp.	4,541	131,916
Public Service Enterprise Group, Inc.	3,980	128,076
SCANA Corp.	1,050	50,684
Southern Co.	6,890	317,560
TECO Energy, Inc.	1,693	30,034
The AES Corp.(1)	4,929	54,071
Wisconsin Energy Corp.	1,832	69,011
Xcel Energy, Inc.	3,824	105,963

		3,171,623

Utilities: Gas Distributors — 0.3%
AGL Resources, Inc.	918	37,555
CenterPoint Energy, Inc.	3,360	71,568
NiSource, Inc.	2,222	56,617
ONEOK, Inc.	1,617	78,117
Sempra Energy	1,780	114,792

		358,649

Utilities: Miscellaneous — 0.0%
Integrys Energy Group, Inc.	634	33,095

		33,095

Utilities: Telecommunications — 3.0%
AT&T, Inc.(2)	45,481	1,714,634
CenturyLink, Inc.	4,921	198,808
Frontier Communications Corp.	7,862	38,524
MetroPCS Communications, Inc.(1)	2,481	29,052
Sprint Nextel Corp.(1)	23,651	130,554
Verizon Communications, Inc.	22,452	1,023,138
Windstream Corp.	4,672	47,234

		3,181,944

Total Common Stocks
(Cost $93,199,859)		101,512,565

	Principal Amount	Value
U.S. Government Securities — 0.3%
U.S. Treasury Bills
0.10% due 12/13/2012(2)	$150,000	149,970
0.141% due 11/15/2012(2)	150,000	149,973

U.S. Treasury Note 3.125% due 5/15/2019(2)	10,000	11,400

Total U.S. Government Securities
(Cost $309,644)		311,343

Repurchase Agreements — 4.0%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/28/2012, maturity value of $4,290,004, due 10/1/2012(3)	4,290,000	4,290,000

Total Repurchase Agreements
(Cost $4,290,000)		4,290,000

Total Investments — 99.8%
(Cost $97,799,503)		106,113,908

Other Assets, Net — 0.2%		183,972

Total Net Assets — 100.0%		$106,297,880

(1)	Non-income producing security.
(2)	Security is segregated as collateral to cover margin requirements on open futures contracts.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bond	5.25%	2/15/2029	$4,377,574

The table below presents futures contracts as of September 30, 2012.

Description	Counterparty	Number of Contracts	Expiration	Face Value (000s)	Unrealized Depreciation
Purchased Futures Contracts
E-mini S&P 500 Futures	Goldman Sachs & Co.	63	12/21/2012	$4,518	$(5,772)

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS S&P 500 INDEX FUND

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$101,512,565	$—	$—	$101,512,565
U.S. Government Securities	—	311,343	—	311,343
Repurchase Agreements	—	4,290,000	—	4,290,000
Other Financial Instruments:
Purchased Futures Contracts	(5,772)	—	—	(5,772)

Total	$101,506,793	$4,601,343	$—	$106,108,136

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

September 30, 2012 (unaudited)	Principal Amount	Value
Asset Backed Securities — 9.8%
Ally Master Owner Trust
2012-1 A2
1.44% due 2/15/2017	$2,000,000	$2,020,396
2010-3 A
2.88% due 4/15/2015(1)	1,464,000	1,476,647
Ameriquest Mortgage Securities, Inc.
2003-5 A6
4.541% due 4/25/2033(2)	532,749	517,502
Avis Budget Rental Car Funding AESOP LLC
2012-1A A
2.054% due 8/20/2016(1)	870,000	894,593
Chase Funding Mortgage Loan Trust
2004-1 1A6
4.266% due 6/25/2015	71,197	71,725
CitiFinancial Mortgage Securities, Inc.
2003-3 AF5
5.053% due 8/25/2033(2)	199,324	197,550
CNH Equipment Trust
2012-C A4
0.87% due 9/16/2019(3)	2,000,000	2,000,000
Dominos Pizza Master Issuer LLC
2012-1A A2
5.216% due 1/25/2042(1)	1,885,750	2,102,236
GE Capital Credit Card Master Note Trust
2012-6 A
1.36% due 8/17/2020	1,750,000	1,765,379
2010-3 A
2.21% due 6/15/2016	1,015,000	1,027,755
Harley-Davidson Motorcycle Trust
2011-2 A3
1.11% due 9/15/2016	2,100,000	2,117,909
Hertz Vehicle Financing LLC
2009-2A A1
4.26% due 3/25/2014(1)	1,400,000	1,414,584
Hyundai Auto Receivables Trust
2012-A A4
0.95% due 12/15/2016(4)	800,000	809,600
2009-A A4
3.15% due 3/15/2016	1,023,914	1,042,537
Miramax LLC
2011-1A A
6.25% due 10/20/2021(1)	1,860,000	1,955,011
Volkswagen Auto Lease Trust
2012-A A3
0.87% due 7/20/2015(4)	2,000,000	2,017,948
Total Asset Backed Securities
(Cost $21,067,416)		21,431,372

Collateralized Mortgage Obligations — 11.6%
Banc of America Alternative Loan Trust
2004-1 2A1
6.00% due 2/25/2034	919,956	956,056
Banc of America Funding Corp.
2004-2 1CB1
5.75% due 9/20/2034	1,283,650	1,354,224
Cendant Mortgage Corp.
2003-4 1A1
4.85% due 5/25/2033	103,320	104,388
Countrywide Alternative Loan Trust
2004-35T2 A1
6.00% due 2/25/2035	139,906	140,033
2006-19CB A15
6.00% due 8/25/2036	375,002	297,578
Countrywide Home Loans Trust
2003-50 A1
5.00% due 11/25/2018	499,698	514,554
2003-J7 2A12
5.00% due 8/25/2033	618,010	640,489
2004-5 2A9
5.25% due 5/25/2034	771,705	791,910
2003-11 A31
5.50% due 5/25/2033	734,900	772,674
2002-19 1A1
6.25% due 11/25/2032	254,762	271,602
FHLMC
2663 VQ
5.00% due 6/15/2022	400,000	425,335
1534 Z
5.00% due 6/15/2023	190,388	190,660
3227 PR
5.50% due 9/15/2035(4)	2,300,000	2,485,511
FNMA
2002-77 QG
5.50% due 12/25/2032	1,080,000	1,236,333
2002-52 PB
6.00% due 2/25/2032	16,925	16,916
GNMA
1997-19 PG
6.50% due 12/20/2027(4)	643,462	737,015
GSR Mortgage Loan Trust
2004-10F 6A1
5.00% due 9/25/2034	108,375	113,210
J.P. Morgan Mortgage Trust
2005-A3 11A2
4.471% due 6/25/2035(2)	1,016,000	1,033,058
2004-S2 1A3
4.75% due 11/25/2019	563,576	568,860
Master Adjustable Rate Mortgages Trust
2004-13 3A7
2.624% due 11/21/2034(2)	1,106,000	1,129,309
Master Asset Securitization Trust
2003-5 2A1
5.00% due 6/25/2018	222,457	232,050
2003-7 4A33
5.25% due 9/25/2033(4)	1,079,516	1,126,939
2003-10 3A7
5.50% due 11/25/2033	400,202	416,029
Prime Mortgage Trust
2004-2 A3
5.25% due 11/25/2019	167,943	175,547
2003-3 A9
5.50% due 1/25/2034	877,723	893,370
Residential Asset Mortgage Products, Inc.
2005-SL1 A4
6.00% due 5/25/2032	177,038	180,175
Residential Funding Mortgage Securities I
2005-S1 2A1
4.75% due 2/25/2020	356,488	367,010
2005-S3 A1
4.75% due 3/25/2020	800,932	828,171
2006-S3 A7
5.50% due 3/25/2036	456,925	402,862
Structured Adjustable Rate Mortgage Loan Trust
2004-5 3A1
2.804% due 5/25/2034(2)	1,081,744	1,094,136
Structured Asset Securities Corp.
2004-21XS 2A6A
4.74% due 12/25/2034(2)	395,029	400,134
2005-1 4A1
5.00% due 2/25/2020	354,861	363,021
2004-20 7A1

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

September 30, 2012 (unaudited)	Principal Amount	Value
5.25% due 11/25/2034	$1,191,067	$1,227,715
Wells Fargo Mortgage Backed Securities Trust
2005-AR12 2A6
2.62% due 6/25/2035(2)(4)	1,074,720	1,078,736
2005-2 2A1
4.75% due 4/25/2020(4)	420,482	437,970
2004-2 A1
5.00% due 2/25/2019	263,487	269,416
2006-1 A3
5.00% due 3/25/2021	505,119	518,961
2006-7 1A1
5.25% due 6/25/2021	153,992	161,310
2003-17 1A14
5.25% due 1/25/2034	598,569	616,668
2005-6 A1
5.25% due 8/25/2035	137,906	138,052
2004-6 A4
5.50% due 6/25/2034	268,272	283,505
2007-13 A7
6.00% due 9/25/2037	426,431	406,065
Total Collateralized Mortgage Obligations
(Cost $24,846,244)		25,397,557

Senior Secured Loans — 1.3%
Consumer Cyclical Services — 0.1%
Weight Watchers International, Inc.
Term Loan F
4.00% due 3/15/2019(2)	248,750	249,009

		249,009

Healthcare — 0.1%
IMS Health, Inc.
New Term Loan B
4.50% due 8/25/2017(2)	243,755	244,771

		244,771

Metals And Mining — 0.2%
Novelis, Inc.
Term Loan
4.00% due 3/10/2017(2)	393,000	392,705

		392,705

Pharmaceuticals — 0.9%
Grifols, Inc.
New Term Loan B
4.50% due 6/1/2017(2)	492,671	495,445
RPI Finance Trust
Term Loan Tranche 1
3.75% due 11/9/2016(2)	1,478,871	1,484,417

		1,979,862
Total Senior Secured Loans
(Cost $2,855,858)		2,866,347

Commercial Mortgage-Backed Securities — 17.6%
American Tower Trust
2007-1A AFX
5.42% due 4/15/2037(1)(4)	1,990,000	2,094,175
Banc of America Commercial Mortgage, Inc.
2005-6 A4
5.364% due 9/10/2047(2)(4)	1,600,000	1,802,061
2006-2 A4
5.917% due 5/10/2045(2)	927,000	1,070,469
Bear Stearns Commercial Mortgage Securities
2003-T10 A2
4.74% due 3/13/2040(4)	1,217,371	1,229,363
2005-PW10 A4
5.405% due 12/11/2040(2)	1,300,000	1,464,289
2005-PW10 AM
5.449% due 12/11/2040(2)(4)	610,000	649,493
Chase Commercial Mortgage Securities Corp.
1998-1 F
6.56% due 5/18/2030(1)(2)	489,849	492,368
Citigroup Commercial Mortgage Trust
2006-C5 A4
5.431% due 10/15/2049(4)	1,351,000	1,566,070
Crown Castle Towers LLC
Sr. Sec. Nt.
6.113% due 1/15/2040(1)(4)	1,500,000	1,806,576
CS First Boston Mortgage Securities Corp.
2005-C5 AM
5.10% due 8/15/2038(2)	335,000	370,024
DBUBS Mortgage Trust
2011-LC3A A2
3.642% due 8/10/2044(4)	2,100,000	2,298,923
GE Capital Commercial Mortgage Corp.
2003-C2 A4
5.145% due 7/10/2037	667,922	680,240
GMAC Commercial Mortgage Securities, Inc.
2006-C1 AM
5.29% due 11/10/2045(2)	572,000	601,229
Greenwich Capital Commercial Funding Corp.
2003-C2 A4
4.915% due 1/5/2036	1,100,000	1,134,971
2004-GG1 A7
5.317% due 6/10/2036(2)	1,052,000	1,110,752
GS Mortgage Securities Corp. II
2012-GCJ7 A4
3.377% due 5/10/2045	2,100,000	2,267,139
2012-ALOH A
3.551% due 4/10/2034(1)	1,500,000	1,620,156
J.P. Morgan Chase Commercial Mortgage
Securities Corp.
2012-HSBC A
3.093% due 7/5/2032(1)	1,150,000	1,209,725
2011-PLSD A2
3.364% due 11/13/2044(1)	1,550,000	1,677,926
2004-C3 A5
4.878% due 1/15/2042	1,600,000	1,730,235
2005-LDP3 A4
4.936% due 8/15/2042(2)	1,000,000	1,106,392
2005-LDP5 A4
5.359% due 12/15/2044(2)	1,290,000	1,452,523
Merrill Lynch Mortgage Trust
2005-CKI1 A6
5.39% due 11/12/2037(2)(4)	1,750,000	1,960,026
Morgan Stanley Capital I
2005-IQ10 A4A
5.23% due 9/15/2042(2)(4)	1,800,000	1,994,695
2005-HQ7 AAB
5.36% due 11/14/2042(2)(4)	892,500	892,538
NCUA Guaranteed Notes
2010-C1 A2
2.90% due 10/29/2020	560,000	602,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

September 30, 2012 (unaudited)	Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc.
1999-C1 G
7.373% due 5/18/2032(1)(2)(4)	$766,001	$781,348
SBA Tower Trust
4.254% due 4/15/2040(1)(4)	1,660,000	1,748,589
Wachovia Bank Commercial Mortgage Trust
2004-C10 A4
4.748% due 2/15/2041	478,339	500,265
2005-C18 A4
4.935% due 4/15/2042	705,000	772,669
Total Commercial Mortgage-Backed Securities
(Cost $36,795,835)		38,687,229
Corporate Bonds — 27.7%
Aerospace & Defense — 0.3%
Northrop Grumman Space
7.75% due 6/1/2029	150,000	205,284
Textron, Inc.
Sr. Nt.
6.20% due 3/15/2015	400,000	439,382

		644,666

Automotive — 0.9%
BorgWarner, Inc.
Sr. Nt.
4.625% due 9/15/2020	500,000	555,700
Ford Motor Credit Co. LLC
Sr. Nt.
4.25% due 9/20/2022	250,000	256,190
8.00% due 6/1/2014	650,000	717,831
RCI Banque SA
Sr. Nt.
4.60% due 4/12/2016(1)	350,000	357,490

		1,887,211

Banking — 4.7%
Bank of America Corp.
Sr. Nt.
5.70% due 1/24/2022	600,000	704,737
7.375% due 5/15/2014	400,000	437,860
Citigroup, Inc.
Sr. Nt.
4.50% due 1/14/2022	400,000	439,193
6.125% due 11/21/2017	350,000	411,825
City National Corp.
Sr. Nt.
5.125% due 2/15/2013	150,000	151,902
Credit Suisse/New York NY
Sr. Nt.
3.50% due 3/23/2015	250,000	264,229
5.30% due 8/13/2019	350,000	411,739
Discover Bank
Sub. Nt.
7.00% due 4/15/2020	400,000	481,798
Fifth Third Capital Trust IV
6.50% due 4/15/2067(2)	350,000	350,875
HSBC USA, Inc.
Sub. Nt.
4.625% due 4/1/2014	200,000	209,749
Huntington BancShares, Inc.
Sub. Nt.
7.00% due 12/15/2020	400,000	486,061
JPMorgan Chase Bank N.A.
Sub. Nt.
6.00% due 10/1/2017	650,000	769,194
Lloyds TSB Bank PLC
5.80% due 1/13/2020(1)	350,000	404,215
Morgan Stanley
Sr. Nt.
5.95% due 12/28/2017	325,000	365,055
Northern Trust Corp.
Sr. Nt.
3.375% due 8/23/2021	400,000	431,477
PNC Bank N.A.
Sub. Nt.
6.875% due 4/1/2018	200,000	248,468
Regions Financial Corp.
Sr. Nt.
4.875% due 4/26/2013	500,000	510,000
The Bank of New York Mellon Corp.
Sr. Nt.
3.55% due 9/23/2021	500,000	542,572
The Bear Stearns Cos. LLC
Sub. Nt.
5.55% due 1/22/2017	200,000	227,426
The Goldman Sachs Group, Inc.
Sr. Nt.
5.125% due 1/15/2015	400,000	430,096
Sub. Nt.
5.625% due 1/15/2017	80,000	88,168
Sr. Nt.
5.75% due 1/24/2022	500,000	575,938
UBS AG Stamford CT
Nt.
4.875% due 8/4/2020	400,000	447,361
USB Realty Corp.
Jr. Sub. Nt.
1.602% due 1/15/2017(1)(2)(5)	250,000	207,520
Wells Fargo Bank N.A.
Sub. Nt.
5.75% due 5/16/2016	550,000	629,487

		10,226,945

Brokerage — 0.6%
BlackRock, Inc.
Sr. Nt.
4.25% due 5/24/2021	625,000	699,870
Raymond James Financial
Sr. Nt.
4.25% due 4/15/2016	300,000	318,081
The Charles Schwab Corp.
Sr. Nt.
3.225% due 9/1/2022(1)	300,000	304,275

		1,322,226

Building Materials — 0.2%
CRH America, Inc.
6.00% due 9/30/2016	350,000	390,451

		390,451

Chemicals — 1.0%
Cabot Corp.
Sr. Nt.
3.70% due 7/15/2022	500,000	510,827
Celanese US Holdings LLC
5.875% due 6/15/2021	200,000	224,000
Ecolab, Inc.
Sr. Nt.
5.50% due 12/8/2041	400,000	497,463

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

September 30, 2012 (unaudited)	Principal Amount	Value
FMC Corp.
Sr. Nt.
5.20% due 12/15/2019	$100,000	$114,935
Lubrizol Corp.
8.875% due 2/1/2019	200,000	282,691
LyondellBasell Industries NV
Sr. Nt.
5.00% due 4/15/2019	500,000	531,250

		2,161,166

Communications — 0.2%
NBCUniversal Media LLC
Sr. Nt.
4.45% due 1/15/2043	400,000	398,636

		398,636

Construction Machinery — 0.2%
Joy Global, Inc.
6.00% due 11/15/2016	300,000	345,749

		345,749

Diversified Manufacturing — 0.6%
ABB Finance USA, Inc.
2.875% due 5/8/2022	500,000	516,898
Siemens Financieringsmat N.V.
6.125% due 8/17/2026(1)	200,000	262,815
United Technologies Corp.
Sr. Nt.
4.50% due 6/1/2042	400,000	448,314

		1,228,027

Electric — 1.4%
Alabama Power Co.
Sr. Nt.
5.65% due 3/15/2035	300,000	328,605
Duquesne Light Holdings, Inc.
Sr. Nt.
5.50% due 8/15/2015	300,000	317,831
Florida Power & Light Co.
4.95% due 6/1/2035	200,000	239,287
Nevada Power Co.
6.65% due 4/1/2036	250,000	344,815
PPL Electric Utilities Corp.
6.25% due 5/15/2039	400,000	553,462
San Diego Gas & Electric Co.
3.00% due 8/15/2021	350,000	374,274
Union Electric Co.
3.90% due 9/15/2042	500,000	507,447
Virginia Electric and Power Co.
Sr. Nt.
8.875% due 11/15/2038	200,000	344,311

		3,010,032

Energy - Integrated - 0.4%
BP Capital Markets PLC
4.50% due 10/1/2020	475,000	551,403
Suncor Energy, Inc.
Sr. Nt.
6.50% due 6/15/2038	300,000	397,719

		949,122

Entertainment — 0.5%
Time Warner, Inc.
4.00% due 1/15/2022	400,000	441,155
7.57% due 2/1/2024	350,000	467,565
Viacom, Inc.
Sr. Nt.
6.875% due 4/30/2036	100,000	132,071

		1,040,791

Food And Beverage — 0.9%
Anheuser-Busch InBev Worldwide, Inc.
3.75% due 7/15/2042	400,000	400,984
Beam, Inc.
Sr. Nt.
1.875% due 5/15/2017	500,000	510,986
Kraft Foods, Inc.
Sr. Nt.
6.50% due 2/9/2040	125,000	169,316
Mead Johnson Nutrition Co.
Sr. Nt.
4.90% due 11/1/2019	300,000	342,319
Pernod-Ricard S.A.
Sr. Nt.
5.75% due 4/7/2021(1)	500,000	594,870

		2,018,475

Gaming — 0.1%
Seminole Tribe of Fla
Sr. Sec. Nt.
5.798% due 10/1/2013(1)	205,000	211,125

		211,125

Government Related — 0.7%
Korea Electric Power Corp.
Sr. Nt.
5.50% due 7/21/2014(1)	250,000	268,058
Pemex Project Funding Master Trust
5.75% due 3/1/2018	175,000	204,969
Petrobras International Finance Co.
5.875% due 3/1/2018	400,000	455,705
RAS Laffan Liquefied Natural Gas Co. Ltd.
Sr. Sec. Nt.
6.75% due 9/30/2019(1)	550,000	688,875

		1,617,607

Health Insurance — 0.1%
UnitedHealth Group, Inc.
Sr. Nt.
6.50% due 6/15/2037	125,000	164,378
WellPoint, Inc.
Sr. Nt.
4.35% due 8/15/2020	150,000	164,566

		328,944
Healthcare — 0.6%
Bio-Rad Laboratories, Inc.
Sr. Nt.
4.875% due 12/15/2020	200,000	214,186
Fresenius Medical Care US Finance, Inc.
6.875% due 7/15/2017	300,000	345,000
Hospira, Inc.
Sr. Nt.
6.05% due 3/30/2017	400,000	462,517
McKesson Corp.
Sr. Nt.
7.50% due 2/15/2019	200,000	258,008

		1,279,711

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

September 30, 2012 (unaudited)	Principal Amount	Value
Independent Energy — 1.1%
Canadian Natural Resources Ltd.
Sr. Nt.
6.25% due 3/15/2038	$150,000	$195,930
Dolphin Energy Ltd.
Sr. Sec. Nt.
5.888% due 6/15/2019(1)	600,300	681,340
Hess Corp.
Sr. Nt.
5.60% due 2/15/2041	500,000	579,975
Nexen, Inc.
Sr. Nt.
6.20% due 7/30/2019	225,000	272,573
Tosco Corp.
Sr. Nt.
8.125% due 2/15/2030	125,000	189,799
Whiting Petroleum Corp.
6.50% due 10/1/2018	400,000	429,000

		2,348,617

Industrial - Other - 0.4%
Princeton University
Sr. Nt.
5.70% due 3/1/2039	300,000	416,367
URS Corp.
Sr. Nt.
5.00% due 4/1/2022(1)	500,000	513,542

		929,909

Insurance - Life - 1.0%
American International Group, Inc.
Sr. Nt.
5.85% due 1/16/2018	250,000	289,983
MetLife, Inc.
Jr. Sub. Nt.
6.40% due 12/15/2036	125,000	131,135
New York Life Insurance Co.
Sub. Nt.
6.75% due 11/15/2039(1)	300,000	416,017
Prudential Financial, Inc.
Sr. Nt.
7.375% due 6/15/2019	300,000	379,380
Symetra Financial Corp.
Sr. Nt.
6.125% due 4/1/2016(1)	300,000	324,541
Teachers Insurance & Annuity Association of America
Sub. Nt.
6.85% due 12/16/2039(1)	300,000	411,955
UnumProvident Finance Co.
6.85% due 11/15/2015(1)	300,000	334,033

		2,287,044

Insurance P&C — 0.6%
Ace INA Holdings, Inc.
5.80% due 3/15/2018	200,000	245,171
Allied World Assurance Co. Ltd.
7.50% due 8/1/2016	335,000	389,612
Berkshire Hathaway Finance Corp.
5.75% due 1/15/2040	400,000	487,742
ZFS Finance USA Trust II
Jr. Sub. Nt.
6.45% due 12/15/2065(1)(2)	300,000	318,000

		1,440,525

Media Cable — 0.9%
Comcast Corp.
6.45% due 3/15/2037	250,000	322,007
6.50% due 1/15/2017	250,000	302,914
DirecTV Holdings LLC
3.80% due 3/15/2022	450,000	463,079
Time Warner Cable, Inc.
5.85% due 5/1/2017	550,000	655,136
Virgin Media Secured Finance PLC
Sr. Sec. Nt.
6.50% due 1/15/2018	300,000	328,500

		2,071,636

Media Noncable — 0.4%
Scholastic Corp.
Sr. Nt.
5.00% due 4/15/2013	300,000	302,250
The Interpublic Group of Companies, Inc.
Sr. Nt.
4.00% due 3/15/2022	500,000	523,778

		826,028

Metals And Mining — 0.8%
Allegheny Technologies, Inc.
Sr. Nt.
9.375% due 6/1/2019	400,000	516,807
Cliffs Natural Resources, Inc.
Sr. Nt.
5.90% due 3/15/2020	400,000	419,944
Freeport-McMoRan Copper & Gold, Inc.
Sr. Nt.
3.55% due 3/1/2022	150,000	150,152
Steel Dynamics, Inc.
6.75% due 4/1/2015	500,000	507,500
Vale Overseas Ltd.
6.25% due 1/23/2017	100,000	115,646

		1,710,049

Non Captive Consumer — 0.5%
HSBC Finance Corp.
Sr. Nt.
6.375% due 11/27/2012	300,000	302,584
SLM Corp.
Sr. Nt.
6.25% due 1/25/2016	300,000	325,500
7.25% due 1/25/2022	400,000	448,000

		1,076,084

Non Captive Diversified — 0.8%
Ally Financial, Inc.
4.50% due 2/11/2014	350,000	357,875
CIT Group, Inc.
Sr. Nt.
4.75% due 2/15/2015(1)	200,000	208,500
General Electric Capital Corp.
Sr. Nt.
5.625% due 5/1/2018	450,000	530,685
6.75% due 3/15/2032	200,000	256,205
KKR Group Finance Co.
6.375% due 9/29/2020(1)	400,000	453,102

		1,806,367

Oil Field Services — 0.3%
Transocean, Inc.
6.00% due 3/15/2018	200,000	233,546
Weatherford Bermuda
5.15% due 3/15/2013	200,000	203,606
6.50% due 8/1/2036	250,000	268,501

		705,653

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

September 30, 2012 (unaudited)	Principal Amount	Value
Packaging — 0.7%
Ball Corp.
5.00% due 3/15/2022(4)	$900,000	$942,750
Silgan Holdings, Inc.
Sr. Nt.
5.00% due 4/1/2020	500,000	523,125

		1,465,875

Paper — 0.5%
Georgia-Pacific LLC
5.40% due 11/1/2020(1)	250,000	293,006
Rock-Tenn Co.
4.90% due 3/1/2022(1)(4)	800,000	866,619

		1,159,625

Pharmaceuticals — 1.2%
Abbott Laboratories
Sr. Nt.
5.125% due 4/1/2019	300,000	361,350
Celgene Corp.
Sr. Nt.
3.25% due 8/15/2022	500,000	504,747
Gilead Sciences, Inc.
Sr. Nt.
4.40% due 12/1/2021	600,000	681,985
Merck & Co., Inc.
Sr. Nt.
3.60% due 9/15/2042	250,000	251,083
Pfizer, Inc.
Sr. Nt.
6.20% due 3/15/2019	300,000	382,201
Teva Pharmaceutical Finance IV BV
3.65% due 11/10/2021	400,000	433,605

		2,614,971

Pipelines — 0.8%
Boardwalk Pipelines LLC
5.75% due 9/15/2019	400,000	439,363
El Paso Pipeline Partners Operating Co. LLC
5.00% due 10/1/2021	400,000	440,541
Energy Transfer Partners LP
Sr. Nt.
8.50% due 4/15/2014	250,000	275,459
Enterprise Products Operating LLC
8.375% due 8/1/2066(2)	100,000	112,750
Williams Partners LP
Sr. Nt.
5.25% due 3/15/2020	350,000	405,587

		1,673,700

Railroads — 0.2%
CSX Corp.
Sr. Nt.
4.75% due 5/30/2042	400,000	434,924

		434,924

Refining — 0.4%
Motiva Enterprises LLC
Nt.
5.75% due 1/15/2020(1)	300,000	358,214
Phillips 66
4.30% due 4/1/2022(1)	400,000	437,942
Valero Energy Corp.
9.375% due 3/15/2019	150,000	203,727

		999,883

REITs — 1.2%
CommonWealth REIT
Sr. Nt.
5.875% due 9/15/2020	300,000	319,324
DDR Corp.
Sr. Nt.
4.75% due 4/15/2018	1,000,000	1,109,478
Equity One, Inc.
6.25% due 12/15/2014	300,000	328,796
ProLogis LP
6.875% due 3/15/2020	400,000	485,419
Simon Property Group LP
Sr. Nt.
4.125% due 12/1/2021	400,000	443,639

		2,686,656

Retailers — 0.2%
Target Corp.
Sr. Nt.
4.00% due 7/1/2042	400,000	409,404

		409,404

Technology — 0.6%
Hewlett-Packard Co.
Sr. Nt.
4.05% due 9/15/2022	500,000	505,839
KLA-Tencor Corp.
Sr. Nt.
6.90% due 5/1/2018	500,000	603,390
National Semiconductor Corp.
Sr. Nt.
6.60% due 6/15/2017	250,000	312,783

		1,422,012

Wireless — 0.6%
America Movil S.A.B. de C.V.
5.00% due 10/16/2019	500,000	584,156
American Tower Corp.
Sr. Nt.
4.625% due 4/1/2015	400,000	430,921
Cellco Partnership
Sr. Nt.
5.55% due 2/1/2014	150,000	159,555
Vodafone Group PLC
Sr. Nt.
6.15% due 2/27/2037	100,000	134,514

		1,309,146

Wirelines — 1.1%
AT&T, Inc.
Sr. Nt.
6.30% due 1/15/2038	300,000	393,815
Deutsche Telekom International Finance BV
8.75% due 6/15/2030	250,000	376,027
France Telecom S.A.
Sr. Nt.
8.50% due 3/1/2031	115,000	173,186
Qwest Communications International, Inc.
7.125% due 4/1/2018	500,000	530,650
Telecom Italia Capital
5.25% due 10/1/2015	150,000	157,875
Telecom Italia Capital SA
5.25% due 11/15/2013	300,000	309,375

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

September 30, 2012 (unaudited)	Principal Amount	Value
Verizon Communications, Inc.
Sr. Nt.
6.40% due 2/15/2038	$350,000	$471,716

		2,412,644
Total Corporate Bonds
(Cost $53,949,653)		60,851,636
Hybrid ARMS — 0.1%
FNMA
2.543% due 12/1/2036(2)(4)	204,700	218,401
2.815% due 8/1/2046(2)	75,945	81,581
Total Hybrid ARMS
(Cost $282,283)		299,982

Mortgage Pass-Through Securities — 21.2%
FHLMC
4.00% due 12/1/2040	4,336,228	4,666,140
5.50% due 6/1/2038	438,007	477,330
7.00% due 9/1/2038	101,607	117,514
FNMA
3.00% due 12/1/2042(6)	12,810,000	13,516,712
3.50% due 6/1/2042	3,895,427	4,182,280
3.50% due 12/1/2042(6)	1,115,000	1,195,838
4.00% due 9/1/2040(4)	3,859,737	4,158,223
4.00% due 12/1/2042(6)	6,700,000	7,218,203
4.50% due 12/1/2042(6)	2,700,000	2,922,328
5.00% due 12/1/2034 - 12/1/2039	4,687,033	5,113,873
5.50% due 4/1/2022 - 1/1/2038(4)	2,111,331	2,314,780
6.00% due 8/1/2021	159,613	176,333
6.50% due 1/1/2013 - 7/1/2014	14,059	14,466
7.00% due 12/1/2012 - 6/1/2032	115,578	134,610
7.50% due 12/1/2029 - 2/1/2031	109,748	133,586
8.00% due 6/1/2030 - 9/1/2030	50,662	62,786
GNMA
6.00% due 12/15/2033	82,474	94,135
Total Mortgage Pass-Through Securities
(Cost $45,196,328)		46,499,137

Municipal Bonds — 1.9%
Arizona Wtr. Infrastructure Fin. Auth. Rev.
Wtr. Quality Ser. A
5.00% due 10/1/2027	300,000	353,013
California St. G.O.
5.25% due 4/1/2014	200,000	212,732
Chicago Illinois Metropolitan Wtr. Reclamation
Dist. Greater Chicago G.O.
Build America Bonds Taxable Direct Payment
5.72% due 12/1/2038	400,000	519,164
Illinois St. G.O.
4.511% due 3/1/2015	300,000	318,078
Illinois St. Toll Hwy. Auth. Toll Hwy. Rev.
Build America Bonds Ser. A
6.184% due 1/1/2034	300,000	380,553
Massachusetts Bay Transn. Auth. Rev.
Ser. A
5.25% due 7/1/2034	600,000	701,046
Massachusetts St. Health & Ed. Facs. Auth. Rev.
Harvard Univ. Ser. A
5.50% due 11/15/2036	340,000	413,647
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr.
Rev.
Build America Bonds Ser. EE
6.011% due 6/15/2042	300,000	410,142
Oregon Sch. Brd. Association
4.759% due 6/30/2028	200,000	236,766
San Diego Cnty. California Wtr. Auth. Fing. Agcy.
Wtr. Rev.
Build America Bonds Ser. B
6.138% due 5/1/2049	400,000	532,196
Total Municipal Bonds
(Cost $3,402,486)		4,077,337

U.S. Government Securities — 6.5%
U.S. Treasury Bonds
3.00% due 5/15/2042	5,500,000	5,702,812
3.125% due 11/15/2041 - 2/15/2042	2,920,000	3,110,258
3.75% due 8/15/2041	475,000	567,922
U.S. Treasury Notes
0.25% due 9/15/2015	480,000	479,175
0.375% due 3/15/2015	435,000	436,054
1.00% due 3/31/2017	1,710,000	1,744,200
1.625% due 8/15/2022	627,000	626,314
2.125% due 2/29/2016	1,600,000	1,695,374
Total U.S. Government Securities
(Cost $14,110,672)		14,362,109

Short-Term Investments — 1.1%
United Parcel Services, Inc.
0.03% due 10/11/2012	2,000,000	1,999,983
WEA FIN LLC/WCI FIN LLC
5.40% due 10/1/2012(1)	350,000	350,000
Total Short-Term Investments
(Cost $2,349,983)		2,349,983

Repurchase Agreements — 12.0%
State Street Bank and Trust Co. Repurchase
Agreement, 0.01%, dated 9/28/2012, maturity value of $26,397,022, due 10/1/2012)(7)	26,397,000	26,397,000
Total Repurchase Agreements
(Cost $26,397,000)		26,397,000
Total Investments — 110.8%
(Cost $231,253,758)		243,219,689
Other Liabilities, Net — (10.8)%		(23,710,547)
Total Net Assets — 100.0%		$219,509,142

(1)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2012, the aggregate market value of these securities amounted to $28,539,988, representing 13.0% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2012.
(3)	Fair valued security.
(4)	Securities are segregated to cover to be announced securities, TBA.
(5)	Maturity is perpetual. Maturity date presented represents the next call date.
(6)	TBA - To be announced.
(7)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FNMA	5.00%	3/15/2016	$26,927,706

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS INVESTMENT QUALITY BOND FUND

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$21,431,372	$—	$21,431,372
Collateralized Mortgage Obligations	—	25,397,557	—	25,397,557
Senior Secured Loans	—	2,866,347	—	2,866,347
Commercial Mortgage-Backed Securities	—	38,687,229	—	38,687,229
Corporate Bonds	—	60,851,636	—	60,851,636
Hybrid ARMS	—	299,982	—	299,982
Mortgage Pass-Through Securities	—	46,499,137	—	46,499,137
Municipal Bonds	—	4,077,337	—	4,077,337
U.S. Government Securities	—	14,362,109	—	14,362,109
Short-Term Investments	—	2,349,983	—	2,349,983
Repurchase Agreements	—	26,397,000	—	26,397,000

Total	$—	$243,219,689	$—	$243,219,689

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

September 30, 2012 (unaudited)	Principal Amount	Value
Asset Backed Securities — 15.3%
Ally Auto Receivables Trust
2012-SN1 A4
0.70% due 12/21/2015	$6,300,000	$6,305,500
2010-4 A3
0.91% due 11/17/2014	2,248,651	2,254,552
2010-3 A3
1.11% due 10/15/2014	3,609,148	3,621,603
Ally Master Owner Trust
2012-1 A2
1.44% due 2/15/2017	3,900,000	3,939,772
2011-1 A2
2.15% due 1/15/2016	7,825,000	7,965,607
2010-3 A
2.88% due 4/15/2015(1)	3,200,000	3,227,645
American Express Credit Account Master Trust
2012-2 A
0.68% due 3/15/2018(2)	14,500,000	14,569,716
AmeriCredit Automobile Receivables Trust
2010-3 A3
1.14% due 4/8/2015	2,974,900	2,982,929
Ameriquest Mortgage Securities, Inc.
2003-5 A6
4.541% due 4/25/2033(3)	121,160	117,693
Avis Budget Rental Car Funding AESOP LLC
2012-1A A
2.054% due 8/20/2016(1)	12,275,000	12,621,990
Bank of America Auto Trust
2010-1A A4
2.18% due 2/15/2017(1)	1,550,000	1,562,772
2009-2A A4
3.03% due 10/15/2016(1)	1,175,712	1,184,747
BMW Vehicle Owner Trust
2011-A A3
0.76% due 8/25/2015	7,000,000	7,029,183
Capital One Multi-Asset Execution Trust
2005-A10 A
0.322% due 9/15/2015(3)	2,621,000	2,620,756
CenterPoint Energy Transition Bond Co. LLC
2001-1 A4
5.63% due 9/15/2015	151,954	158,248
Chase Funding Mortgage Loan Trust
2004-1 1A6
4.266% due 6/25/2015	179,010	180,336
Citibank Credit Card Issuance Trust
2003-A10 A10
4.75% due 12/10/2015	4,500,000	4,737,087
2004-A8 A8
4.90% due 12/12/2016	2,698,000	2,960,251
CitiFinancial Mortgage Securities, Inc.
2003-3 AF5
5.053% due 8/25/2033(3)	149,386	148,057
CNH Equipment Trust
2011-B A3
0.91% due 8/15/2016	5,000,000	5,018,900
2009-C A4
3.00% due 8/17/2015(2)	5,735,968	5,793,420
Enterprise Fleet Financing LLC
2012-2 A2
0.72% due 4/20/2018(1)	7,100,000	7,102,897
Ford Credit Auto Lease Trust
2011-B A3
1.05% due 10/15/2014	13,000,000	13,088,010
Ford Credit Floorplan Master Owner Trust
2012-5 A
1.49% due 9/15/2019	9,600,000	9,641,654
2010-3 A2
1.942% due 2/15/2017(1)(3)	6,015,000	6,191,209
GE Capital Credit Card Master Note Trust
2012-1 A
1.03% due 1/15/2018	5,000,000	5,050,930
2012-6 A
1.36% due 8/17/2020	13,000,000	13,114,244
2010-3 A
2.21% due 6/15/2016	9,100,000	9,214,360
GE Equipment Transportation LLC
2012-1 A3
0.99% due 11/23/2015	6,500,000	6,547,157
Harley-Davidson Motorcycle Trust
2012-1 A3
0.68% due 4/15/2017	4,000,000	4,008,592
2011-2 A3
1.11% due 9/15/2016	1,065,000	1,074,082
2009-2 A4
3.32% due 2/15/2017	2,151,956	2,156,893
Hertz Vehicle Financing LLC
2009-2A A1
4.26% due 3/25/2014(1)	13,099,000	13,235,452
Honda Auto Receivables Owner Trust
2010-3 A4
0.94% due 12/21/2016	6,310,000	6,343,929
Huntington Auto Trust
2011-1A A3
1.01% due 1/15/2016(1)	9,000,000	9,052,434
Hyundai Auto Receivables Trust
2012-A A4
0.95% due 12/15/2016	5,000,000	5,060,000
2009-A A4
3.15% due 3/15/2016	1,860,853	1,894,698
Mercedes-Benz Auto Lease Trust
2011-B A3
1.07% due 8/15/2014(1)	7,000,000	7,036,617
Mercedes-Benz Auto Receivables Trust
2009-1 A3
1.67% due 1/15/2014	269,519	270,208
Miramax LLC
2011-1A A
6.25% due 10/20/2021(1)	13,725,000	14,426,087
PG&E Energy Recovery Funding LLC
2005-1 A5
4.47% due 12/25/2014	231,363	233,659
Public Service New Hampshire Funding LLC
2001-1 A3
6.48% due 5/1/2015	506,417	514,304
Residential Asset Mortgage Products, Inc.
2002-RS4 AI5
6.163% due 8/25/2032(3)	25,408	15,471
Toyota Auto Receivables Owner Trust
2010-C A4
1.09% due 12/15/2014	3,400,000	3,424,742
USAA Auto Owner Trust
2010-1 A4
2.14% due 9/15/2015	1,500,000	1,514,601
Volkswagen Auto Lease Trust
2012-A A3
0.87% due 7/20/2015	8,200,000	8,273,587
2010-A A4
1.18% due 10/20/2015	4,140,000	4,165,196
Wheels SPV LLC
2012-1 A2
1.19% due 3/20/2021(1)	7,500,000	7,521,232

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

September 30, 2012 (unaudited)	Principal Amount	Value
World Omni Auto Receivables Trust
2010-A A4
2.21% due 5/15/2015	$3,491,068	$3,531,785
Total Asset Backed Securities
(Cost $251,184,546)		252,704,794

Collateralized Mortgage Obligations — 12.4%
Banc of America Funding Corp.
2005-D A1
2.614% due 5/25/2035(3)	3,563,803	3,686,120
2004-2 1CB1
5.75% due 9/20/2034	2,343,316	2,472,149
Banc of America Mortgage Securities, Inc.
2003-J 2A2
2.849% due 11/25/2033(3)	2,393,185	2,424,392
Cendant Mortgage Corp.
2003-4 1A1
4.85% due 5/25/2033	326,011	329,379
2004-3 A5
5.384% due 6/25/2034(3)	469,902	469,245
Chase Mortgage Finance Corp.
2007-A1 2A1
2.998% due 2/25/2037(3)	3,770,747	3,857,591
2003-S10 A1
4.75% due 11/25/2018	1,565,548	1,614,113
Countrywide Alternative Loan Trust
2004-35T2 A1
6.00% due 2/25/2035	205,201	205,388
Countrywide Home Loans Mortgage Pass-
Through Trust
2003-50 A1
5.00% due 11/25/2018	5,665,840	5,834,285
2003-11 A31
5.50% due 5/25/2033	3,237,088	3,403,478
Countrywide Home Loans Trust
2004-9 A1
5.00% due 6/25/2034	749,064	751,469
CS First Boston Mortgage Securities Corp.
2003-23 2A8
4.50% due 10/25/2018	954,128	991,527
2003-8 2A1
5.00% due 4/25/2018	842,463	865,239
2004-5 5A1
5.00% due 8/25/2019	1,476,265	1,511,390
2003-11 1A31
5.50% due 6/25/2033	1,370,738	1,410,762
FHLMC
4105 WA
3.00% due 2/15/2041	17,776,800	17,884,986
4068 HA
3.00% due 10/15/2041	13,501,000	13,625,505
4098 UZ
4.00% due 8/15/2042	14,073,531	14,178,678
1534 Z
5.00% due 6/15/2023	79,578	79,692
20 H
5.50% due 10/25/2023	41,814	46,319
First Horizon Mortgage Pass-Through Trust
2004-4 2A3
4.50% due 7/25/2019	739,435	749,602
FNMA
2012-113 WA
3.00% due 3/25/2042	9,265,685	9,242,521
2012-113 ZU
3.50% due 10/25/2042	16,200,000	16,200,000
2003-63 GU
4.00% due 7/25/2033	1,233	1,252
2002-52 PB
6.00% due 2/25/2032	5,360	5,357
GSR Mortgage Loan Trust
2004-15F 5A1
5.50% due 1/25/2020	2,302,568	2,378,512
J.P. Morgan Mortgage Trust
2006-A2 5A1
2.765% due 11/25/2033(3)	4,681,168	4,773,888
2005-A1 5A1
4.428% due 2/25/2035(3)	167,333	168,804
2004-S2 1A3
4.75% due 11/25/2019	1,020,228	1,029,794
2005-A1 3A1
4.997% due 2/25/2035(3)	4,610,007	4,778,618
2004-S1 1A7
5.00% due 9/25/2034	1,486,370	1,529,214
2005-A1 6T1
5.003% due 2/25/2035(3)	1,465,875	1,493,922
Master Adjustable Rate Mortgages Trust
2004-13 3A7
2.624% due 11/21/2034(3)	6,924,000	7,069,923
2004-13 2A1
2.634% due 4/21/2034(3)	5,389,379	5,423,182
Master Asset Securitization Trust
2003-2 2A10
4.50% due 3/25/2018	1,596,470	1,626,276
2003-9 5A2
4.75% due 10/25/2018	7,869,099	8,070,193
2003-5 2A1
5.00% due 6/25/2018	514,799	536,999
Morgan Stanley Mortgage Loan Trust
2004-1 1A9
4.50% due 11/25/2018	1,218,910	1,246,055
Prime Mortgage Trust
2004-2 A2
4.75% due 11/25/2019	1,012,606	1,054,498
2004-2 A3
5.25% due 11/25/2019	589,421	616,109
2003-3 A9
5.50% due 1/25/2034	1,829,581	1,862,197
Residential Asset Mortgage Products, Inc.
2005-SL1 A4
6.00% due 5/25/2032	29,364	29,885
Residential Asset Securitization Trust
2003-A2 A1
4.25% due 5/25/2033(2)	1,803,288	1,776,953
Residential Funding Mortgage Securities I, Inc.
2004-S9 2A1
4.75% due 12/25/2019	1,868,546	1,913,552
2005-S1 2A1
4.75% due 2/25/2020	1,140,578	1,174,245
2005-S3 A1
4.75% due 3/25/2020	2,916,074	3,015,244
Structured Asset Securities Corp.
2004-21XS 2A6A
4.74% due 12/25/2034(3)	1,844,766	1,868,609
2005-1 4A1
5.00% due 2/25/2020	1,437,041	1,470,083
2003-29 2A1
5.25% due 9/25/2023	3,057,986	3,108,630
2004-3 3A1
5.50% due 3/25/2019	1,909,971	1,969,884
Wells Fargo Mortgage Backed Securities Trust
2004-Z 2A2
2.615% due 12/25/2034(3)	3,685,758	3,728,782
2005-AR10 2A6

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

September 30, 2012 (unaudited)	Principal Amount	Value
2.616% due 6/25/2035(3)	$8,721,131	$8,900,002
2005-AR12 2A5
2.62% due 6/25/2035(3)	7,167,452	7,255,045
2005-AR12 2A6
2.62% due 6/25/2035(3)	7,986,889	8,016,728
2003-J 2A1
4.428% due 10/25/2033(3)	1,139,330	1,155,682
2003-J 1A9
4.577% due 10/25/2033(3)	3,760,090	3,812,114
2003-N 2A1
4.739% due 12/25/2033(3)	3,340,291	3,412,043
2003-15 1A1
4.75% due 12/25/2018	335,450	347,286
2005-1 1A1
4.75% due 1/25/2020	882,025	929,586
2005-2 2A1
4.75% due 4/25/2020	618,356	644,073
2004-O A1
4.918% due 8/25/2034(3)	1,247,390	1,300,774
2004-2 A1
5.00% due 2/25/2019	1,050,258	1,073,890
2006-7 1A1
5.25% due 6/25/2021	487,280	510,437
2003-9 1A4
5.25% due 8/25/2033	1,354,979	1,384,134
Total Collateralized Mortgage Obligations
(Cost $201,717,593)		204,296,284

Senior Secured Loans — 2.8%
Automotive — 0.3%
Allison Transmission, Inc.
Term Loan B3
4.25% due 8/23/2019(3)	4,488,750	4,496,246

		4,496,246

Gaming — 0.3%
Pinnacle Entertainment, Inc.
Series A Incremental Term Loan
4.00% due 3/19/2019(3)	4,477,500	4,483,097

		4,483,097

Healthcare — 0.6%
DaVita, Inc.
Term Loan B2
4.00% due 9/2/2019(3)	4,500,000	4,503,195
Hologic Inc.
Term Loan B
4.50% due 8/1/2019(3)	4,500,000	4,552,515
IMS Health, Inc.
New Term Loan B
4.50% due 8/25/2017(3)	731,264	734,313

		9,790,023

Non Captive Diversified — 0.1%
Istar Financial, Inc.
Term Loan A1
5.00% due 6/28/2013(3)	910,858	912,188

		912,188

Pharmaceuticals — 0.8%
Grifols, Inc.
New Term Loan B
4.50% due 6/1/2017(3)	4,719,387	4,745,957
RP Select Finance Trust
Term Loan A
2.612% due 8/9/2016(3)	9,362,465	9,350,762

		14,096,719

Real Estate Investment Trusts — 0.1%
LNR Property Corp.
Term Loan B
4.75% due 4/29/2016(3)	2,625,000	2,621,719

		2,621,719

Refining — 0.1%
Citgo Petroleum Corp.
Term Loan C
9.00% due 6/23/2017(3)	2,443,750	2,480,406

		2,480,406

Retailers — 0.2%
Lord & Taylor Holdings LLC
Term Loan B
4.50%—5.75% due 1/11/2019(3)	3,233,294	3,250,818

		3,250,818

Wireless — 0.3%
Crown Castle International Corp.
Term Loan B
4.00% due 1/31/2019(3)	4,466,250	4,471,386

		4,471,386
Total Senior Secured Loans
(Cost $46,333,989)		46,602,602
Commercial Mortgage-Backed Securities — 17.6%
American Tower Trust
2007-1A AFX
5.42% due 4/15/2037(1)	13,305,000	14,001,504
Banc of America Commercial Mortgage, Inc.
2005-5 A4
5.115% due 10/10/2045(2)(3)	13,864,000	15,547,866
2005-6 A4
5.364% due 9/10/2047(3)	10,540,000	11,871,076
Bear Stearns Commercial Mortgage Securities
2004-PWR3 A4
4.715% due 2/11/2041	2,970,000	3,088,426
2003-T10 A2
4.74% due 3/13/2040	1,634,524	1,650,625
2003-PWR2 A4
5.186% due 5/11/2039(3)	3,760,181	3,876,863
2005-PW10 A4
5.405% due 12/11/2040(3)	14,110,000	15,893,165
Chase Commercial Mortgage Securities Corp.
1998-1 F
6.56% due 5/18/2030(1)(3)	632,622	635,874
Citigroup Commercial Mortgage Trust
2006-C5 A4
5.431% due 10/15/2049	13,115,000	15,202,816
2004-C1 A4
5.534% due 4/15/2040(3)	7,225,000	7,683,079
Citigroup/Deutsche Bank Commercial Mortgage
Trust
2005-CD1 A4
5.393% due 7/15/2044(3)	4,325,000	4,846,785

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

September 30, 2012 (unaudited)	Principal Amount	Value
Commercial Mortgage Asset Trust
1999-C1 B
7.23% due 1/17/2032(3)	$3,265,000	$3,394,813
Commercial Mortgage Pass-Through Certificates
2005-LP5 A4
4.982% due 5/10/2043(3)	4,810,000	5,299,259
Crown Castle Towers LLC
Sr. Sec. Nt.
3.214% due 8/15/2015(1)	3,650,000	3,798,464
4.523% due 1/15/2015(1)	2,750,000	2,923,234
CS First Boston Mortgage Securities Corp.
2003-C3 A5
3.936% due 5/15/2038	2,088,692	2,111,887
2004-C2 A2
5.416% due 5/15/2036(3)	10,768,000	11,431,438
1997-C2 F
7.46% due 1/17/2035(3)	1,804,900	1,821,023
First Union-Lehman Brothers-Bank of America
1998-C2 E
6.778% due 11/18/2035	4,016,000	4,101,826
GE Capital Commercial Mortgage Corp.
2004-C1 A3
4.596% due 11/10/2038	5,388,895	5,555,897
2004-C1 B
4.692% due 11/10/2038(3)	2,315,000	2,387,168
2003-C2 A4
5.145% due 7/10/2037	4,951,031	5,042,338
GMAC Commercial Mortgage Securities, Inc.
2003-C2 A2
5.64% due 5/10/2040(3)	2,690,000	2,774,167
Greenwich Capital Commercial Funding Corp.
2005-GG3 A3
4.569% due 8/10/2042	2,082,174	2,097,465
2004-GG1 A7
5.317% due 6/10/2036(3)	7,715,000	8,145,867
J.P. Morgan Chase Commercial Mortgage Securities Corp.
2004-C3 A5
4.878% due 1/15/2042	6,325,000	6,839,836
2005-LDP1 A4
5.038% due 3/15/2046(3)	5,420,000	5,905,469
2003-CB6 A2
5.255% due 7/12/2037(3)	3,441,974	3,525,594
2005-LDP5 A4
5.359% due 12/15/2044(3)	5,085,000	5,725,644
LB Commercial Conduit Mortgage Trust
1998-C1 F
6.30% due 2/18/2030(1)	2,197,942	2,226,922
LB UBS Commercial Mortgage Trust
2003-C7 A4
4.931% due 9/15/2035(3)	5,775,000	5,949,151
2003-C8 A4
5.124% due 11/15/2032(3)	3,515,000	3,637,856
2006-C1 A4
5.156% due 2/15/2031	3,920,000	4,395,747
Merrill Lynch Mortgage Investors Trust
1998-C3 D
7.008% due 12/15/2030(3)	4,500,000	4,674,942
Merrill Lynch Mortgage Trust
2004-BPC1 A5
4.855% due 10/12/2041(3)	6,300,000	6,762,200
2003-KEY1 A4
5.236% due 11/12/2035(3)	5,135,000	5,342,916
2005-LC1 A4
5.291% due 1/12/2044(3)	3,000,000	3,354,690
Morgan Stanley Capital I
2004-HQ3 A4
4.80% due 1/13/2041	8,736,311	9,035,600
2005-HQ5 A4
5.168% due 1/14/2042	4,725,000	5,106,761
2005-IQ10 A4A
5.23% due 9/15/2042(3)	12,555,000	13,912,999
2005-HQ7 AAB
5.36% due 11/14/2042(3)	745,535	745,566
2006-HQ8 A4
5.598% due 3/12/2044(3)	9,500,000	10,731,523
Nomura Asset Securities Corp.
1998-D6 B1
6.00% due 3/15/2030(1)	3,317,000	3,360,794
Salomon Brothers Mortgage Securities VII, Inc.
1999-C1 G
7.373% due 5/18/2032(1)(3)	1,148,545	1,171,557
SBA Tower Trust
2.933% due 12/15/2017(1)(2)	13,000,000	13,362,128
TIAA CMBS Trust
2001-C1A H
5.77% due 6/19/2033(1)	4,000,000	4,178,688
Wachovia Bank Commercial Mortgage Trust
2003-C8 A3
4.445% due 11/15/2035	3,547,680	3,599,619
2004-C10 A4
4.748% due 2/15/2041	1,610,663	1,684,494
2005-C18 A4
4.935% due 4/15/2042	4,500,000	4,931,933
2003-C8 B
5.03% due 11/15/2035(3)	1,727,000	1,789,350
2004-C11 A5
5.215% due 1/15/2041(3)	4,237,000	4,504,295
Total Commercial Mortgage-Backed Securities (Cost $290,594,945)		291,639,199

Corporate Bonds — 35.3%
Aerospace & Defense — 0.4%
L-3 Communications Corp.
Ser. B
6.375% due 10/15/2015	726,000	734,349
Textron, Inc.
Sr. Nt.
6.20% due 3/15/2015	4,600,000	5,052,898

		5,787,247

Automotive — 1.2%
Banque PSA Finance
Sr. Nt.
3.375% due 4/4/2014(1)	3,000,000	2,912,400
Daimler Finance North America LLC
1.875% due 9/15/2014(1)	4,000,000	4,061,968
Ford Motor Credit Co. LLC
Sr. Nt.
2.75% due 5/15/2015	3,500,000	3,569,430
7.00% due 10/1/2013	1,500,000	1,585,560
RCI Banque S.A.
Sr. Nt.
3.40% due 4/11/2014(1)	3,000,000	3,033,000
Volkswagen International Finance NV
1.625% due 3/22/2015(1)	4,500,000	4,573,957

		19,736,315

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

September 30, 2012 (unaudited)	Principal Amount	Value
Banking — 8.1%
Abbey National Treasury Services PLC
2.875% due 4/25/2014	$3,500,000	$3,542,700
American Express Credit Corp.
Sr. Nt.
2.375% due 3/24/2017	2,500,000	2,629,623
Amsouth Bank
Sub. Nt.
5.20% due 4/1/2015	3,000,000	3,120,000
ANZ National Int’l Ltd.
2.375% due 12/21/2012(1)	3,000,000	3,013,137
Bank of America Corp.
Sr. Nt.
4.50% due 4/1/2015	4,000,000	4,284,784
Barclays Bank PLC
Sr. Nt.
2.50% due 1/23/2013	3,500,000	3,521,711
Capital One Financial Corp.
Sr. Nt.
2.125% due 7/15/2014	4,000,000	4,081,460
Citigroup, Inc.
Sr. Nt.
5.50% due 4/11/2013	4,000,000	4,097,868
Sub. Nt.
5.00% due 9/15/2014	1,500,000	1,582,080
Credit Suisse/New York NY
Sr. Nt.
5.00% due 5/15/2013	2,650,000	2,720,813
Deutsche Bank AG
Sr. Nt.
2.375% due 1/11/2013	1,500,000	1,507,544
Fifth Third Capital Trust IV
6.50% due 4/15/2037(3)	4,500,000	4,511,250
ING Bank N.V.
Sr. Nt.
2.375% due 6/9/2014(1)	4,400,000	4,423,760
JPMorgan Chase & Co.
Sr. Nt.
2.05% due 1/24/2014	4,000,000	4,070,716
Lloyds TSB Bank PLC
4.20% due 3/28/2017	4,250,000	4,689,242
Macquarie Bank Ltd.
Sr. Nt.
3.45% due 7/27/2015(1)	2,750,000	2,814,452
Morgan Stanley
Sr. Nt.
2.875% due 1/24/2014	3,750,000	3,799,890
National Bank of Canada
1.50% due 6/26/2015	3,500,000	3,550,992
PNC Preferred Funding Trust III
Jr. Sub. Nt.
8.70% due 3/15/2013(1)(3)(4)	3,000,000	3,045,390
Regions Financial Corp.
Sr. Nt.
4.875% due 4/26/2013	2,000,000	2,040,000
Royal Bank of Canada
Sr. Nt.
1.45% due 10/30/2014	4,500,000	4,576,878
Royal Bank of Scotland Group PLC
Sr. Nt.
2.55% due 9/18/2015	4,500,000	4,554,144
Royal Bank of Scotland PLC
3.25% due 1/11/2014	4,500,000	4,613,764
Standard Chartered PLC
Sr. Nt.
3.85% due 4/27/2015(1)	4,500,000	4,746,825
Sumitomo Mitsui Banking Corp.
Sr. Nt.
1.35% due 7/18/2015	4,500,000	4,545,972
1.90% due 1/12/2015(1)	4,500,000	4,586,746
SunTrust Banks, Inc.
Sr. Nt.
3.60% due 4/15/2016	4,600,000	4,914,479
The Bank of New York Mellon Corp.
Sr. Nt.
1.20% due 2/20/2015	2,700,000	2,736,407
The Goldman Sachs Group, Inc.
Sr. Nt.
3.30% due 5/3/2015	2,750,000	2,861,570
5.15% due 1/15/2014	2,500,000	2,625,010
Toronto-Dominion Bank
Sr. Nt.
1.375% due 7/14/2014	4,000,000	4,066,252
U.S. Bancorp
Jr. Sub. Nt.
3.442% due 2/1/2016	5,000,000	5,250,180
Sr. Nt.
2.875% due 11/20/2014	3,500,000	3,673,638
UBS AG Stamford CT
Sr. Nt.
2.25% due 8/12/2013	4,000,000	4,051,908
Union Bank N.A.
Sr. Nt.
2.125% due 12/16/2013	4,500,000	4,580,464
Wells Fargo Bank N.A.
Sub. Nt.
5.75% due 5/16/2016	800,000	915,617
Westpac Banking Corp.
Sr. Nt.
2.10% due 8/2/2013	2,500,000	2,534,025

		132,881,291

Brokerage — 0.5%
E*Trade Financial Corp.
Sr. Nt.
6.75% due 6/1/2016(2)	5,000,000	5,262,500
Jefferies Group, Inc.
Sr. Nt.
3.875% due 11/9/2015	3,600,000	3,622,500

		8,885,000

Building Materials — 0.3%
Martin Marietta Materials, Inc.
Sr. Nt.
6.60% due 4/15/2018	4,500,000	5,052,056

		5,052,056

Chemicals — 0.9%
Airgas, Inc.
Sr. Nt.
2.85% due 10/1/2013	4,325,000	4,408,741
Ecolab, Inc.
Sr. Nt.
2.375% due 12/8/2014	5,600,000	5,807,558
Yara International ASA
Sr. Nt.
5.25% due 12/15/2014(1)	4,500,000	4,852,548

		15,068,847

Construction Machinery — 0.1%
Case New Holland, Inc.
7.75% due 9/1/2013	2,000,000	2,092,500

		2,092,500

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

September 30, 2012 (unaudited)	Principal Amount	Value
Consumer Products — 0.2%
Newell Rubbermaid, Inc.
Sr. Nt.
5.50% due 4/15/2013	$3,000,000	$3,071,781

		3,071,781

Diversified Manufacturing — 0.4%
ADT Corp.
2.25% due 7/15/2017(1)	4,500,000	4,631,598
Danaher Corp.
Sr. Nt.
1.30% due 6/23/2014	1,800,000	1,828,085

		6,459,683

Electric — 1.3%
AEP Texas North Co.
Sr. Nt. Ser. B
5.50% due 3/1/2013	1,350,000	1,377,532
Calpine Construction Finance Co. LP
Sr. Sec. Nt.
8.00% due 6/1/2016(1)	4,500,000	4,837,500
CMS Energy Corp.
Sr. Nt.
6.55% due 7/17/2017	3,500,000	4,090,712
EDP Finance BV
Sr. Nt.
5.375% due 11/2/2012(1)	2,500,000	2,506,073
Great Plains Energy, Inc.
Sr. Nt.
2.75% due 8/15/2013	800,000	811,133
PPL Energy Supply LLC
Sr. Nt. Ser. A
5.70% due 10/15/2035	3,195,000	3,486,170
The AES Corp.
Sr. Nt.
7.75% due 3/1/2014	4,500,000	4,837,500

		21,946,620

Energy-Integrated — 0.3%
Husky Energy, Inc.
Sr. Nt.
5.90% due 6/15/2014	4,600,000	4,993,631

		4,993,631

Entertainment — 0.2%
Time Warner, Inc.
3.15% due 7/15/2015	3,000,000	3,201,537

		3,201,537

Food And Beverage — 1.5%
Anheuser-Busch InBev Worldwide, Inc.
2.50% due 3/26/2013	2,500,000	2,524,695
3.00% due 10/15/2012	1,000,000	1,000,855
Coca-Cola Enterprises, Inc.
Sr. Nt.
1.125% due 11/12/2013	2,000,000	2,010,914
General Mills, Inc.
Sr. Nt.
1.55% due 5/16/2014	2,750,000	2,792,482
Kraft Foods, Inc.
Sr. Nt.
2.625% due 5/8/2013	4,500,000	4,552,330
Pernod-Ricard SA
Sr. Nt.
2.95% due 1/15/2017(1)	5,000,000	5,216,500
SABMiller Holdings, Inc.
1.85% due 1/15/2015(1)	5,000,000	5,117,385
Wm. Wrigley Jr. Co.
Sr. Sec. Nt.
3.05% due 6/28/2013(1)	2,000,000	2,029,382

		25,244,543

Gaming — 0.1%
Seminole Tribe of Fla
Sr. Sec. Nt.
5.798% due 10/1/2013(1)	1,269,000	1,306,918

		1,306,918

Government Related — 0.3%
Petrobras International Finance Co.
2.875% due 2/6/2015(2)	5,000,000	5,139,130

		5,139,130

Health Insurance — 0.3%
UnitedHealth Group, Inc.
Sr. Nt.
4.875% due 4/1/2013	3,000,000	3,063,828
WellPoint, Inc.
Sr. Nt.
1.25% due 9/10/2015	1,000,000	1,006,982

		4,070,810

Healthcare — 1.2%
Covidien International Finance SA
1.35% due 5/29/2015	4,500,000	4,557,991
Express Scripts Holding Co.
6.25% due 6/15/2014	3,500,000	3,812,645
Hospira, Inc.
Sr. Nt.
6.05% due 3/30/2017	2,500,000	2,890,730
Life Technologies Corp.
Sr. Nt.
3.375% due 3/1/2013	4,550,000	4,586,655
Owens & Minor, Inc.
6.35% due 4/15/2016	3,500,000	3,827,533

		19,675,554

Independent Energy — 1.4%
Anadarko Petroleum Corp.
Sr. Nt.
5.95% due 9/15/2016	5,000,000	5,793,490
Chesapeake Energy Corp.
7.625% due 7/15/2013	4,750,000	4,928,125
Petrohawk Energy Corp.
7.875% due 6/1/2015	4,600,000	4,791,921
Quicksilver Resources, Inc.
8.25% due 8/1/2015	3,500,000	3,333,750
Woodside Finance Ltd.
5.00% due 11/15/2013(1)	4,500,000	4,682,489

		23,529,775
Industrial-Other — 0.5%
Tyco Flow Control International Finance SA
1.875% due 9/15/2017(1)	3,750,000	3,752,220
URS Corp.
Sr. Nt.
3.85% due 4/1/2017(1)	4,500,000	4,531,046

		8,283,266

Insurance-Life — 1.8%
Aegon N.V.
Sr. Nt.
4.75% due 6/1/2013	4,000,000	4,105,092

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

September 30, 2012 (unaudited)	Principal Amount	Value
American International Group, Inc.
Sr. Nt.
3.65% due 1/15/2014	$4,500,000	$4,632,921
Assurant, Inc.
Sr. Nt.
5.625% due 2/15/2014	3,000,000	3,127,566
Hartford Financial Services Group, Inc.
Sr. Nt.
4.625% due 7/15/2013	3,500,000	3,589,617
Lincoln National Corp.
Sr. Nt.
4.30% due 6/15/2015	2,965,000	3,167,696
Metropolitan Life Global Funding I
Sr. Sec. Nt.
2.00% due 1/9/2015(1)	3,000,000	3,067,731
5.125% due 4/10/2013(1)	2,000,000	2,048,190
New York Life Global Funding
2.25% due 12/14/2012(1)	1,200,000	1,204,684
Prudential Financial, Inc.
Sr. Nt.
2.75% due 1/14/2013	2,000,000	2,012,948
4.75% due 9/17/2015	3,000,000	3,303,906

		30,260,351

Insurance P&C — 0.7%
Aspen Insurance Holdings Ltd.
Sr. Nt.
6.00% due 8/15/2014	2,525,000	2,679,396
Axis Capital Holdings Ltd.
Sr. Nt.
5.75% due 12/1/2014	1,700,000	1,821,411
Marsh & McLennan Cos., Inc.
Sr. Nt.
4.85% due 2/15/2013	2,762,000	2,801,091
Willis Group Holdings PLC
4.125% due 3/15/2016	4,500,000	4,776,682

		12,078,580

Lodging — 0.2%
Royal Caribbean Cruises Ltd.
Sr. Nt.
7.00% due 6/15/2013	3,000,000	3,097,500

		3,097,500

Media Cable — 0.4%
Cox Communications, Inc.
Sr. Nt.
4.625% due 6/1/2013	2,200,000	2,260,909
DISH DBS Corp.
6.625% due 10/1/2014	3,500,000	3,797,500

		6,058,409

Media Noncable — 1.1%
NBCUniversal Media LLC
Sr. Nt.
2.10% due 4/1/2014	4,000,000	4,083,708
News America, Inc.
5.30% due 12/15/2014	4,500,000	4,952,119
RR Donnelley & Sons Co.
Sr. Nt.
5.50% due 5/15/2015	3,000,000	3,097,500
Scholastic Corp.
Sr. Nt.
5.00% due 4/15/2013	1,500,000	1,511,250
The Interpublic Group of Companies, Inc.
Sr. Nt.
6.25% due 11/15/2014	4,500,000	4,860,000

		18,504,577

Metals And Mining — 1.6%
Anglo American Capital PLC
2.15% due 9/27/2013(1)	4,200,000	4,226,880
ArcelorMittal
Sr. Nt.
3.75% due 2/25/2015	2,000,000	1,998,668
5.375% due 6/1/2013	4,000,000	4,102,144
BHP Billiton Finance USA Ltd.
1.125% due 11/21/2014	2,700,000	2,734,606
FMG Resources August 2006 Pty. Ltd.
7.00% due 11/1/2015(1)	3,500,000	3,482,500
Freeport-McMoRan Copper & Gold, Inc.
Sr. Nt.
1.40% due 2/13/2015	2,700,000	2,719,448
Steel Dynamics, Inc.
7.375% due 11/1/2012	1,950,000	1,954,875
Teck Resources Ltd.
2.50% due 2/1/2018	1,850,000	1,858,070
Xstrata Finance Canada Ltd.
2.85% due 11/10/2014(1)	3,500,000	3,598,143

		26,675,334

Non Captive Consumer — 0.6%
HSBC Finance Corp.
Sr. Nt.
4.75% due 7/15/2013	4,000,000	4,116,352
SLM Corp.
Sr. Nt.
5.00% due 4/15/2015	2,000,000	2,112,582
Sr. Nt. Ser. A
5.00% due 10/1/2013	3,750,000	3,885,938

		10,114,872

Non Captive Diversified — 0.9%
Ally Financial, Inc.
4.50% due 2/11/2014	4,500,000	4,601,250
CIT Group, Inc.
Sr. Nt.
4.75% due 2/15/2015(1)	5,000,000	5,212,500
General Electric Capital Corp.
Sr. Nt.
2.80% due 1/8/2013	4,500,000	4,528,516

		14,342,266

Oil Field Services — 0.8%
Transocean, Inc.
5.25% due 3/15/2013	4,750,000	4,844,169
Weatherford Bermuda
5.15% due 3/15/2013	3,500,000	3,563,108
Weatherford International, Inc.
6.35% due 6/15/2017	4,000,000	4,657,096

		13,064,373
Packaging — 0.3%
Sealed Air Corp.
Sr. Nt.
5.625% due 7/15/2013(1)	5,200,000	5,330,000

		5,330,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

September 30, 2012 (unaudited)	Principal Amount	Value
Paper — 0.3%
Graphic Packaging International, Inc.
9.50% due 6/15/2017	$4,500,000	$4,927,500

		4,927,500

Pharmaceuticals — 0.6%
Amgen, Inc.
Sr. Nt.
1.875% due 11/15/2014	4,500,000	4,619,525
Gilead Sciences, Inc.
Sr. Nt.
2.40% due 12/1/2014	5,000,000	5,169,945

		9,789,470

Pipelines — 0.9%
Enterprise Products Operating LLC
1.25% due 8/13/2015	2,700,000	2,726,779
Midcontinent Express Pipeline LLC
Sr. Nt.
5.45% due 9/15/2014(1)	4,500,000	4,690,714
ONEOK Partners LP
2.00% due 10/1/2017	2,750,000	2,800,982
Rockies Express Pipeline LLC
Sr. Nt.
3.90% due 4/15/2015(1)	4,700,000	4,629,500

		14,847,975

Refining — 0.2%
Phillips 66
1.95% due 3/5/2015(1)	2,700,000	2,762,662

		2,762,662

REITs — 2.5%
BioMed Realty LP
3.85% due 4/15/2016	1,700,000	1,788,210
Camden Property Trust
Sr. Nt.
5.875% due 11/30/2012	2,000,000	2,017,008
CommonWealth REIT
Sr. Nt.
6.40% due 2/15/2015	3,000,000	3,205,794
ERP Operating LP
Sr. Nt.
5.20% due 4/1/2013	5,500,000	5,618,420
HCP, Inc.
Sr. Nt.
5.65% due 12/15/2013	4,200,000	4,432,831
ProLogis LP
5.625% due 11/15/2015	3,600,000	3,936,550
Realty Income Corp.
Sr. Nt.
5.375% due 9/15/2017	2,400,000	2,676,482
Tanger Properties LP
Sr. Nt.
6.15% due 11/15/2015	4,500,000	5,074,821
Washington Real Estate Investment Trust
Sr. Nt.
5.25% due 1/15/2014	6,998,000	7,294,526
WEA Finance LLC
5.75% due 9/2/2015(1)	4,600,000	5,105,439

		41,150,081

Retailers — 0.2%
Home Depot, Inc.
Sr. Nt.
5.25% due 12/16/2013	$3,500,000	$3,704,330

		3,704,330
Supermarkets — 0.1%
TESCO PLC
Sr. Nt.
2.00% due 12/5/2014(1)	1,800,000	1,835,136

		1,835,136

Technology — 1.7%
Agilent Technologies, Inc.
Sr. Nt.
2.50% due 7/15/2013	2,300,000	2,330,894
Avnet, Inc.
Sr. Nt.
6.00% due 9/1/2015	3,650,000	3,994,812
Broadcom Corp.
Sr. Nt.
1.50% due 11/1/2013	1,200,000	1,213,661
Computer Sciences Corp.
Sr. Nt.
5.50% due 3/15/2013	3,000,000	3,066,984
Hewlett-Packard Co.
Sr. Nt.
2.35% due 3/15/2015	4,000,000	4,075,848
Lexmark International, Inc.
Sr. Nt.
5.90% due 6/1/2013	2,500,000	2,563,972
Maxim Integrated Products, Inc.
Sr. Nt.
3.45% due 6/14/2013	2,000,000	2,039,078
Pitney Bowes, Inc.
Sr. Nt.
3.875% due 6/15/2013	4,000,000	4,071,764
Xerox Corp.
Sr. Nt.
5.65% due 5/15/2013	4,000,000	4,122,988

		27,480,001

Transportation Services — 0.3%
BAA Funding Ltd.
Sr. Sec Nt.
2.50% due 6/25/2015(1)	3,846,000	3,923,697
ERAC USA Finance LLC
2.25% due 1/10/2014(1)	1,000,000	1,012,927

		4,936,624

Wireless — 0.3%
America Movil SAB de C.V.
3.625% due 3/30/2015	4,500,000	4,789,053

		4,789,053

Wirelines — 0.6%
British Telecommunications PLC
Sr. Nt.
2.00% due 6/22/2015	2,700,000	2,776,062
Telecom Italia Capital SA
5.25% due 11/15/2013	3,000,000	3,093,750
Telefonica Emisiones SAU
2.582% due 4/26/2013	4,550,000	4,555,687

		10,425,499
Total Corporate Bonds
(Cost $573,476,541)		582,601,097

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

September 30, 2012 (unaudited)	Principal Amount	Value
Hybrid ARMS — 0.0%
FNMA
2.815% due 8/1/2046(3)	$26,595	$28,569
Total Hybrid ARMS (Cost $26,827)		28,569

Mortgage-Backed Securities — 0.0%
FHLMC
7.00% due 9/1/2038	48,771	56,407
Total Mortgage-Backed Securities (Cost $50,613)		56,407

U.S. Agencies — 1.4%
Federal Home Loan Mortgage Corp.
1.00% due 8/27/2014	10,000,000	10,140,700
2.00% due 8/25/2016	13,000,000	13,713,336
Total U.S. Agencies (Cost $23,507,264)		23,854,036

U.S. Government Securities — 11.2%
U.S. Treasury Notes
0.25% due 6/30/2014—9/15/2015	144,385,000	144,251,223
0.375% due 11/15/2014—3/15/2015	36,925,000	37,014,432
0.50% due 8/15/2014	2,075,000	2,084,971
1.00% due 10/31/2016	2,000,000	2,042,032
Total U.S. Government Securities (Cost $185,113,195)		185,392,658

Municipal Bonds — 0.6%
Illinois St. G.O.
4.511% due 3/1/2015	4,400,000	4,665,144
Puerto Rico Comwlth. Govt. Dev. Bk.
Sr. Nt. Ser. A
3.448% due 2/1/2015	4,500,000	4,575,330
Total Municipal Bonds (Cost $9,099,608)		9,240,474

Short-Term Investment — 0.1%
GATX Corp.
Sr. Nt.
4.75% due 10/1/2012	1,200,000	1,200,000
Total Short-Term Investments (Cost $1,200,000)		1,200,000
Repurchase Agreements — 4.2%
State Street Bank and Trust Co. Repurchase
Agreement, 0.01%, dated 9/28/2012, maturity value of $69,329,058, due 10/1/2012(5)	69,329,000	69,329,000
Total Repurchase Agreements (Cost $69,329,000)		69,329,000
Total Investments — 100.9% (Cost $1,651,634,121)		1,666,945,120
Other Liabilities, Net — (0.9)%		(15,410,923)
Total Net Assets — 100.0%		$1,651,534,197

(1)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2012, the aggregate market value of these securities amounted to $261,628,244, representing 15.8% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(2)	Securities are segregated for anticipated collateral requirements.
(3)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2012.
(4)	Maturity is perpetual. Maturity date presented represents the next call date.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	0.25%	6/30/2014	$70,720,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS LOW DURATION BOND FUND

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$252,704,794	$—	$252,704,794
Collateralized Mortgage Obligations	—	204,296,284	—	204,296,284
Senior Secured Loans	—	46,602,602	—	46,602,602
Commercial Mortgage-Backed Securities	—	291,639,199	—	291,639,199
Corporate Bonds	—	582,601,097	—	582,601,097
Hybrid ARMS	—	28,569	—	28,569
Mortgage-Backed Securities	—	56,407	—	56,407
U.S. Agencies	—	23,854,036	—	23,854,036
U.S. Government Securities	—	185,392,658	—	185,392,658
Municipal Bonds	—	9,240,474	—	9,240,474
Short-Term Investment	—	1,200,000	—	1,200,000
Repurchase Agreements	—	69,329,000	—	69,329,000

Total	$—	$1,666,945,120	$—	$1,666,945,120

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

September 30, 2012 (unaudited)	Principal Amount	Value
Corporate Bonds – 88.8%
Aerospace & Defense – 0.3%
Moog, Inc.
Sr. Sub. Nt.
7.25% due 6/15/2018	$450,000	$478,125

		478,125

Automotive — 3.2%
American Axle & Manufacturing, Inc.
6.625% due 10/15/2022	400,000	405,000
7.75% due 11/15/2019	730,000	804,825
7.875% due 3/1/2017	400,000	417,000
General Motors Financial Co., Inc.
6.75% due 6/1/2018	830,000	923,682
Schaeffler Finance BV
Sr. Sec. Nt.
7.75% due 2/15/2017(1)	370,000	408,850
8.50% due 2/15/2019(1)	750,000	840,000
The Goodyear Tire & Rubber Co.
7.00% due 5/15/2022	750,000	795,000

		4,594,357

Banking — 0.6%
Royal Bank of Scotland Group PLC
Jr. Sub. Nt.
7.648% due 9/30/2031(2)(3)	300,000	291,000
9.118% due 2/18/2013(3)	700,000	640,500

		931,500

Brokerage — 1.5%
E*Trade Financial Corp.
Sr. Nt.
6.75% due 6/1/2016	700,000	736,750
12.50% due 11/30/2017	1,244,000	1,413,495

		2,150,245

Building Materials — 1.1%
Norcraft Cos. L.P.
Sec. Nt.
10.50% due 12/15/2015	680,000	683,400
USG Corp.
7.875% due 3/30/2020(1)	840,000	908,250

		1,591,650

Construction Machinery — 1.4%
Ashtead Capital, Inc.
Sec. Nt.
6.50% due 7/15/2022(1)	390,000	409,500
Terex Corp.
6.50% due 4/1/2020	800,000	832,000
UR Financing Escrow Corp.
Sec. Nt.
5.75% due 7/15/2018(1)	350,000	369,687
7.625% due 4/15/2022(1)	350,000	383,250

		1,994,437

Consumer Cyclical Services — 1.0%
Live Nation Entertainment, Inc.
7.00% due 9/1/2020(1)	400,000	416,000
Monitronics International, Inc.
9.125% due 4/1/2020	670,000	696,800
The Geo Group, Inc.
6.625% due 2/15/2021	300,000	321,000

		1,433,800

Consumer Products — 1.1%
NBTY, Inc.
9.00% due 10/1/2018	900,000	1,001,250
Party City Holdings, Inc.
Sr. Nt.
8.875% due 8/1/2020(1)	500,000	532,500

		1,533,750

Electric — 3.7%
Calpine Corp.
Sr. Sec. Nt.
7.50% due 2/15/2021(1)	300,000	324,000
7.875% due 7/31/2020(1)	600,000	655,500
Covanta Holding Corp.
Sr. Nt.
6.375% due 10/1/2022	670,000	728,409
DPL, Inc.
Sr. Nt.
7.25% due 10/15/2021(1)	1,150,000	1,311,000
Mirant Americas Generation LLC
Sr. Nt.
8.50% due 10/1/2021	380,000	413,250
NRG Energy, Inc.
6.625% due 3/15/2023(1)	330,000	337,425
8.50% due 6/15/2019	600,000	648,000
The AES Corp.
Sr. Nt.
7.375% due 7/1/2021	530,000	604,200
8.00% due 6/1/2020	360,000	418,500

		5,440,284

Entertainment — 1.0%
NAI Entertainment Holdings LLC
Sr. Sec. Nt.
8.25% due 12/15/2017(1)	405,000	451,575
WMG Acquisition Corp.
Sr. Sec. Nt.
9.50% due 6/15/2016	900,000	982,125

		1,433,700

Food And Beverage — 1.8%
Aramark Corp.
3.945% due 2/1/2015(2)	135,000	134,325
Aramark Holdings Corp.
Sr. Nt.
8.625% due 5/1/2016(1)(4)	1,000,000	1,025,010
Michael Foods, Inc.
9.75% due 7/15/2018	1,250,000	1,393,750

		2,553,085

Gaming — 2.9%
Caesar’s Entertainment Operating Co., Inc.
5.625% due 6/1/2015	600,000	493,500
CityCenter Holdings LLC
Sr. Sec. Nt.
7.625% due 1/15/2016(1)	680,000	724,200
MGM Resorts International
6.75% due 10/1/2020(1)	400,000	400,000
Sr. Sec. Nt.
9.00% due 3/15/2020	600,000	669,750
Pinnacle Entertainment, Inc.
8.75% due 5/15/2020	450,000	496,687
Scientific Games International, Inc.
6.25% due 9/1/2020(1)	700,000	703,500
9.25% due 6/15/2019	620,000	688,200

		4,175,837

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

September 30, 2012 (unaudited)	Principal Amount	Value
Government Related — 0.7%
Citgo Petroleum Corp.
Sr. Sec. Nt.
11.50% due 7/1/2017(1)	$945,000	$1,086,750

		1,086,750

Health Insurance — 0.7%
AMERIGROUP Corp.
Sr. Nt.
7.50% due 11/15/2019	925,000	1,080,516

		1,080,516

Healthcare — 4.8%
CDRT Holding Corp.
Sr. Nt.
9.25% due 10/1/2017(1)(4)	1,000,000	965,000
DaVita, Inc.
5.75% due 8/15/2022	400,000	416,000
6.625% due 11/1/2020	600,000	641,250
Fresenius Medical Care US Finance II, Inc.
5.875% due 1/31/2022(1)	650,000	695,500
HCA, Inc.
Sr. Sec. Nt.
7.875% due 2/15/2020	250,000	280,937
8.50% due 4/15/2019	340,000	383,350
9.875% due 2/15/2017	182,000	195,650
IMS Health, Inc.
Sr. Nt.
12.50% due 3/1/2018(1)	450,000	535,500
INC Research LLC
Sr. Nt.
11.50% due 7/15/2019(1)	630,000	633,150
Kinetic Concepts, Inc.
12.50% due 11/1/2019(1)	600,000	564,000
Rural/Metro Corp.
Sr. Nt.
10.125% due 7/15/2019(1)	750,000	744,375
Teleflex, Inc.
6.875% due 6/1/2019	330,000	354,750
Universal Hospital Services, Inc.
Sec. Nt.
7.625% due 8/15/2020(1)	600,000	625,500

		7,034,962

Home Construction — 2.1%
Beazer Homes USA, Inc.
9.125% due 5/15/2019	1,015,000	1,020,075
Meritage Homes Corp.
7.15% due 4/15/2020	850,000	913,750
Taylor Morrison Communities, Inc.
7.75% due 4/15/2020(1)	1,100,000	1,171,500

		3,105,325

Independent Energy — 10.1%
Alta Mesa Holdings
9.625% due 10/15/2018	870,000	870,000
BreitBurn Energy Partners L.P.
7.875% due 4/15/2022(1)	260,000	269,100
Chesapeake Energy Corp.
9.50% due 2/15/2015	500,000	550,625
Clayton Williams Energy, Inc.
7.75% due 4/1/2019	630,000	628,425
Connacher Oil and Gas Ltd.
Sec. Nt.
8.50% due 8/1/2019(1)	480,000	412,800
Continental Resources, Inc.
8.25% due 10/1/2019	270,000	303,750
Eagle Rock Energy Partners L.P.
8.375% due 6/1/2019	410,000	402,825
8.375% due 6/1/2019(1)	370,000	363,525
Energy XXI Gulf Coast, Inc.
9.25% due 12/15/2017	310,000	347,975
EV Energy Partners L.P.
8.00% due 4/15/2019	680,000	705,500
Halcon Resources Corp.
9.75% due 7/15/2020(1)	670,000	685,075
Harvest Operations Corp.
6.875% due 10/1/2017	700,000	766,500
Kodiak Oil & Gas Corp.
8.125% due 12/1/2019(1)	1,140,000	1,208,400
Laredo Petroleum, Inc.
7.375% due 5/1/2022	250,000	270,000
Linn Energy LLC
6.25% due 11/1/2019(1)	600,000	597,000
6.50% due 5/15/2019(1)	260,000	260,000
Oasis Petroleum, Inc.
6.50% due 11/1/2021	1,000,000	1,055,000
OGX Austria GmbH
8.375% due 4/1/2022(1)	670,000	582,900
Plains Exploration & Production Co.
6.125% due 6/15/2019	400,000	403,000
6.625% due 5/1/2021	550,000	558,250
6.75% due 2/1/2022	470,000	477,050
QR Energy L.P.
9.25% due 8/1/2020(1)	800,000	816,000
Samson Investment Co.
Sr. Nt.
9.75% due 2/15/2020(1)	530,000	545,900
SandRidge Energy, Inc.
7.50% due 3/15/2021(1)	260,000	267,800
7.50% due 3/15/2021	650,000	669,500
Vanguard Natural Resources LLC
7.875% due 4/1/2020	630,000	634,725

		14,651,625

Industrial - Other — 0.3%
General Cable Corp.
5.75% due 10/1/2022(1)	450,000	456,750

		456,750

Insurance - Life — 1.0%
CNO Financial Group, Inc.
Sr. Sec. Nt.
6.375% due 10/1/2020(1)	700,000	714,000
9.00% due 1/15/2018	700,000	817,250

		1,531,250

Lodging — 0.5%
Host Hotels & Resorts L.P.
4.75% due 3/1/2023	670,000	694,288

		694,288

Media Cable — 4.1%
Block Communications, Inc.
Sr. Nt.
7.25% due 2/1/2020(1)	1,500,000	1,593,750
Cablevision Systems Corp.
Sr. Nt.
5.875% due 9/15/2022	540,000	537,300
CCO Holdings LLC
5.25% due 9/30/2022	1,000,000	1,005,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

September 30, 2012 (unaudited)	Principal Amount	Value
6.625% due 1/31/2022	$300,000	$327,750
7.375% due 6/1/2020	240,000	267,900
7.875% due 4/30/2018	700,000	757,750
CSC Holdings LLC
Sr. Nt.
6.75% due 11/15/2021(1)	900,000	992,250
Mediacom LLC
Sr. Nt.
9.125% due 8/15/2019	450,000	497,250

		5,978,950

Media Noncable — 8.5%
Clear Channel Worldwide Holdings, Inc.
7.625% due 3/15/2020	800,000	778,500
Hughes Satellite Systems Corp.
Sr. Sec. Nt.
6.50% due 6/15/2019	560,000	599,200
7.625% due 6/15/2021	800,000	886,000
Intelsat Jackson Holdings S.A.
7.25% due 4/1/2019	300,000	324,000
7.25% due 10/15/2020(1)	670,000	720,250
7.50% due 4/1/2021	690,000	746,925
11.25% due 6/15/2016	643,000	671,131
Intelsat Luxembourg S.A.
11.50% due 2/4/2017(4)	700,000	742,000
Lamar Media Corp.
5.875% due 2/1/2022	900,000	958,500
RR Donnelley & Sons Co.
Sr. Nt.
8.25% due 3/15/2019	670,000	680,050
Sinclair Television Group, Inc.
Sr. Nt.
6.125% due 10/1/2022(1)	330,000	330,413
8.375% due 10/15/2018	500,000	551,250
Sirius XM Radio, Inc.
Sr. Nt.
5.25% due 8/15/2022(1)	300,000	298,500
Starz LLC
Sr. Nt.
5.00% due 9/15/2019(1)	1,000,000	1,022,500
Telesat LLC
Sr. Nt.
6.00% due 5/15/2017(1)	940,000	977,600
Univision Communications, Inc.
Sr. Sec. Nt.
6.75% due 9/15/2022(1)	900,000	900,000
6.875% due 5/15/2019(1)	560,000	576,800
7.875% due 11/1/2020(1)	480,000	513,600

		12,277,219

Metals And Mining — 2.3%
FMG Resources August 2006 Pty. Ltd.
7.00% due 11/1/2015(1)	750,000	746,250
IAMGOLD Corp.
6.75% due 10/1/2020(1)	600,000	588,000
Peabody Energy Corp.
6.00% due 11/15/2018(1)	750,000	750,000
Penn Virginia Resource Partners L.P.
8.25% due 4/15/2018	500,000	516,250
Steel Dynamics, Inc.
6.125% due 8/15/2019(1)	670,000	696,800

		3,297,300

Non Captive Diversified — 3.5%
AerCap Aviation Solutions BV
6.375% due 5/30/2017(1)	800,000	840,000
Ally Financial, Inc.
8.00% due 11/1/2031	500,000	583,000
CIT Group, Inc.
Sr. Nt.
5.00% due 5/15/2017	670,000	715,225
5.25% due 3/15/2018	550,000	589,875
5.50% due 2/15/2019(1)	450,000	487,125
International Lease Finance Corp.
Sr. Nt.
5.875% due 4/1/2019	1,000,000	1,060,286
8.625% due 9/15/2015	750,000	854,062

		5,129,573

Oil Field Services — 2.7%
Drill Rigs Holdings, Inc.
Sr. Sec. Nt.
6.50% due 10/1/2017(1)	670,000	665,812
Key Energy Services, Inc.
6.75% due 3/1/2021(1)	800,000	808,000
Oil States International, Inc.
6.50% due 6/1/2019	430,000	456,875
Precision Drilling Corp.
6.50% due 12/15/2021	600,000	640,500
SESI LLC
7.125% due 12/15/2021	800,000	884,000
Stallion Oilfield Holdings Ltd.
Sr. Sec. Nt.
10.50% due 2/15/2015	463,000	498,883

		3,954,070

Packaging — 2.9%
Reynolds Group Issuer, Inc.
Sr. Sec. Nt.
5.75% due 10/15/2020(1)	1,000,000	1,000,000
9.875% due 8/15/2019	1,500,000	1,595,625
Sealed Air Corp.
8.125% due 9/15/2019(1)	900,000	1,001,250
8.375% due 9/15/2021(1)	500,000	560,000

		4,156,875

Paper — 0.6%
Longview Fibre Paper & Packaging, Inc.
Sr. Sec. Nt.
8.00% due 6/1/2016(1)	870,000	906,975

		906,975

Pharmaceuticals — 1.8%
Catalent Pharma Solutions, Inc.
7.875% due 10/15/2018(1)	540,000	548,100
Grifols, Inc.
8.25% due 2/1/2018	500,000	552,500
Jaguar Holding Co. II
Sr. Nt.
9.50% due 12/1/2019(1)	700,000	785,750
Sky Growth Acquisition Corp.
7.375% due 10/15/2020(1)	670,000	673,350

		2,559,700

Pipelines — 4.1%
Atlas Pipeline Partners L.P.
8.75% due 6/15/2018	380,000	408,500
Copano Energy LLC
7.125% due 4/1/2021	1,000,000	1,045,000
Crosstex Energy L.P.
7.125% due 6/1/2022(1)	400,000	398,000

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

September 30, 2012 (unaudited)	Principal Amount	Value
MarkWest Energy Partners L.P.
6.50% due 8/15/2021	$600,000	$643,500
Martin Midstream Partners L.P.
8.875% due 4/1/2018	787,000	826,350
Niska Gas Storage US LLC
8.875% due 3/15/2018	560,000	578,200
Regency Energy Partners L.P.
5.50% due 4/15/2023	360,000	364,050
6.50% due 7/15/2021	650,000	695,500
Targa Resources Partners L.P.
6.375% due 8/1/2022(1)	380,000	402,800
6.875% due 2/1/2021	500,000	542,500

		5,904,400
Refining — 1.3%
Calumet Specialty Products Partners L.P.
9.375% due 5/1/2019	870,000	935,250
Northern Tier Energy LLC .
Sr Sec Nt.
10.50% due 12/1/2017	270,000	295,650
Tesoro Corp.
5.375% due 10/1/2022	600,000	618,000

		1,848,900
REITs — 1.0%
Sabra Health Care L.P.
8.125% due 11/1/2018	1,280,000	1,401,600

		1,401,600
Retailers — 3.4%
99 Cents Only Stores
11.00% due 12/15/2019(1)	1,000,000	1,122,500
Burlington Coat Factory Warehouse Corp.
10.00% due 2/15/2019	1,100,000	1,216,875
The Neiman Marcus Group, Inc.
10.375% due 10/15/2015	1,230,000	1,254,600
The Pantry, Inc.
8.375% due 8/1/2020(1)	500,000	512,500
YCC Holdings LLC
Sr. Nt.
10.25% due 2/15/2016(4)	790,000	817,650

		4,924,125
Supermarkets — 0.5%
Tops Holding Corp. Sr.
Sec. Nt.
10.125% due 10/15/2015	710,000	748,163

		748,163
Technology — 5.0%
Amkor Technology, Inc.
6.375% due 10/1/2022(1)	670,000	659,950
Sr. Nt.
7.375% due 5/1/2018	130,000	135,200
Avaya, Inc.
10.125% due 11/1/2015	1,100,000	981,750
CDW LLC
8.50% due 4/1/2019	1,000,000	1,087,500
DuPont Fabros Technology L.P.
8.50% due 12/15/2017	530,000	584,325
First Data Corp.
Sec. Nt.
8.75% due 1/15/2022(1)(4)	1,013,000	1,020,597
12.625% due 1/15/2021	400,000	414,500
Infor U.S., Inc.
11.50% due 7/15/2018(1)	870,000	991,800
Sanmina-SCI Corp.
7.00% due 5/15/2019(1)	660,000	666,600
Sophia L.P.
9.75% due 1/15/2019(1)	600,000	645,000

		7,187,222
Transportation Services — 1.7%
Avis Budget Car Rental LLC
7.75% due 5/15/2016	260,000	267,478
9.625% due 3/15/2018	450,000	499,500
9.75% due 3/15/2020	450,000	514,125
Hertz Corp.
7.50% due 10/15/2018	700,000	756,000
Navios Maritime Holdings, Inc.
Sr. Sec. Nt.
8.875% due 11/1/2017	360,000	369,450

		2,406,553
Wireless — 4.3%
Cricket Communications, Inc.
7.75% due 10/15/2020	600,000	585,000
Digicel Group Ltd.
Sr. Nt.
8.25% due 9/30/2020(1)	500,000	525,000
Digicel Ltd.
Sr. Nt.
8.25% due 9/1/2017(1)	540,000	583,200
MetroPCS Wireless, Inc.
7.875% due 9/1/2018	500,000	540,000
NII Capital Corp.
8.875% due 12/15/2019	550,000	462,000
SBA Telecommunications, Inc.
5.75% due 7/15/2020(1)	670,000	703,500
Sprint Nextel Corp.
Sr. Nt.
6.00% due 12/1/2016	700,000	721,000
7.00% due 3/1/2020(1)	200,000	224,000
9.00% due 11/15/2018(1)	525,000	630,000
Trilogy International Partners LLC
Sr. Sec. Nt.
10.25% due 8/15/2016(1)	630,000	513,450
ViaSat, Inc.
6.875% due 6/15/2020	750,000	772,500

		6,259,650
Wirelines — 1.3%
Frontier Communications Corp.
Sr. Nt.
8.125% due 10/1/2018	540,000	607,500
8.25% due 4/15/2017	280,000	317,800
Windstream Corp.
7.50% due 6/1/2022	600,000	636,000
7.875% due 11/1/2017	330,000	368,775

		1,930,075
Total Corporate Bonds (Cost $122,808,018)		128,823,586

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

September 30, 2012 (unaudited)	Principal Amount	Value
Senior Secured Loans — 5.9%
Gaming — 0.7%
Harrah’s Prop Co.
Mezzanine Term Loan
3.22% due 2/13/2013(2)	$1,400,000	$1,110,662

		1,110,662

Healthcare — 0.7%
Kindred Healthcare, Inc.
Term Loan
5.25% due 6/1/2018(2)	997,475	984,069

		984,069

Independent Energy — 0.7%
Chesapeake Energy Corp.
Unsecured Term Loan
8.50% due 12/1/2017(2)	1,000,000	1,002,550

		1,002,550

Media Noncable — 1.1%
Clear Channel Communications, Inc.
Term Loan B
3.866% due 1/28/2016(2)	1,933,123	1,579,246

		1,579,246

Packaging — 0.7%
Exopack LLC
Term Loan
6.50% due 5/31/2017(2)	987,500	981,950

		981,950

Retailers — 1.3%
Gymboree Corp.
Initial Term Loan
5.00% due 2/23/2018(2)	980,676	954,776
The Neiman Marcus Group, Inc.
Extended Term Loan
4.75% due 5/16/2018(2)	1,000,000	1,004,550

		1,959,326

Technology — 0.7%
Attachmate Corp.
New 2nd Lien Term Loan
11.00% due 11/22/2018(2)	1,000,000	978,000

		978,000

Total Senior Secured Loans (Cost $9,009,976)		8,595,803

	Shares	Value
Common Stocks — 0.4%
Banking — 0.4%
Citigroup, Inc.	16,661	545,148

		545,148

Total Common Stocks (Cost $501,597)		545,148

Repurchase Agreements — 3.2%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/28/2012, maturity value of $4,621,004, due 10/1/2012(5)	$4,621,000	4,621,000
Total Repurchase Agreements (Cost $4,621,000)		4,621,000

Total Investments — 98.3% (Cost $136,940,591)		142,585,537

Other Assets, Net — 1.7%		2,425,252

Total Net Assets — 100.0%		$145,010,789

(1)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2012, the aggregate market value of these securities amounted to $52,982,744, representing 36.5% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(2)	Variable rate security. The rate shown is the rate in effect at September 30, 2012.
(3)	Maturity is perpetual. Maturity date presented represents the next call date.
(4)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FNMA	5.00%	3/15/2016	$4,718,275

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH YIELD FUND

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$128,823,586	$—	$128,823,586
Senior Secured Loans	—	8,595,803	—	8,595,803
Common Stocks	545,148	—	—	545,148
Repurchase Agreements	—	4,621,000	—	4,621,000

Total	$545,148	$142,040,389	$—	$142,585,537

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

September 30, 2012 (unaudited)	Principal Amount	Value
Municipal Bonds — 94.9%
Arizona — 1.1%
Arizona St. Transn. Brd. Hwy. Rev.
Ser. B
5.00% due 7/1/2032	$1,000,000	$1,136,980
Arizona Wtr. Infrastructure Fin. Auth. Rev.
Wtr. Quality-Ser. A
5.00% due 10/1/2027	1,500,000	1,765,065
Chandler, AZ G.O.
5.00% due 7/1/2021	1,500,000	1,777,905
Mesa AZ Utility Sys. Rev.
FGIC Insured
5.00% due 7/1/2027	575,000	628,860

		5,308,810
California — 7.8%
California St. Dept. of Wtr. Res. Ctr. Valley Proj.
Rev.
Wtr. Sys. Ser. AG
5.00% due 12/1/2028	1,500,000	1,830,120
California St. Dept. Veterans Affairs Home Pur.
Rev.
AMT-Ser. A
5.00% due 12/1/2032	1,495,000	1,521,850
California St. Dept. Wtr. Res. Pwr. Supply Rev.
5.00% due 5/1/2022	1,500,000	1,776,360
California St. Pub. Wrks. Brd. Lease Rev.
Dept. Gen. Svcs. Bldgs. 8 & 9 Ser. A
6.125% due 4/1/2028	1,000,000	1,212,720
Trustees Calif. St. Univ. Ser. D
6.125% due 4/1/2028	1,245,000	1,498,270
Var. Cap. Projs. Sub. Ser. I-1
6.125% due 11/1/2029	1,875,000	2,290,219
Dept. Dev. Svcs. Porterville Ser. C
6.50% due 4/1/2029	1,500,000	1,840,470
California St. Var. Purp. G.O.
5.125% due 4/1/2033	3,000,000	3,352,920
6.00% due 3/1/2033 - 11/1/2035	5,000,000	6,107,020
6.50% due 4/1/2033	2,000,000	2,527,480
California Statewide Cmntys. Dev. Auth. Rev.
Var. Kaiser Hosp. Ser. C
5.25% due 8/1/2031	1,115,000	1,232,666
Golden St. Tobacco Securitization Corp. CA
Tobacco Settlement Rev.
Enhanced Asset Bkd. Ser. A
AMBAC Insured
5.00% due 6/1/2021	1,500,000	1,502,340
Los Angeles CA Dept. of Arpts. Rev.
Sr-Los Angeles Intl. Arpt. Ser. A
5.00% due 5/15/2035	3,000,000	3,412,320
San Francisco City & Cnty. Arpt. Commn. Intl.
Rev.
Ref-AMT-Second-Ser. C
5.00% due 5/1/2025	1,500,000	1,719,270
Ser. G
5.25% due 5/1/2025	2,000,000	2,413,640
San Francisco City & Cnty. CA Pub. Utilities
Commn. Wtr. Rev. Wtr. Sys. Impt. Proj.
Sub. Ser. A
5.00% due 11/1/2029	2,000,000	2,398,400
Univ. of California Revs. Ser. O
5.75% due 5/15/2029	1,000,000	1,214,030

		37,850,095
Colorado — 1.1%
Colorado Health Facs. Auth. Rev.
Ref-Adventist Health/Sunbelt Ser. D
5.25% due 11/15/2035(1)	1,825,000	1,972,551
Colorado Hsg. & Fin. Auth.
Single Family Mtg. Ser. A
FHA Insured
5.50% due 11/1/2029	1,190,000	1,218,263
Colorado St. Health Facs. Auth. Rev.
Catholic Health-Ser. A
5.25% due 2/1/2031	2,000,000	2,324,540

		5,515,354
Connecticut — 3.5%
Connecticut St. G.O.
Ser. B
5.00% due 4/15/2029	3,000,000	3,632,670
Ser. C
5.75% due 11/1/2019	1,500,000	1,918,095
Ser. D
1.00% due 9/15/2018(1)(2)	3,000,000	3,011,220
5.00% due 11/1/2030	2,000,000	2,405,580
Ser. E
5.00% due 9/15/2032(2)	1,000,000	1,203,370
Connecticut St. Gen. Rev.
Revolving Fd. Ser. A
5.00% due 1/1/2024	1,500,000	1,848,105
Connecticut St. Spl. Tax Oblig. Rev.
Transn. Infrastructure Ser. A
5.00% due 11/1/2027	1,500,000	1,745,100
Univ. of Connecticut
Ser. A
5.00% due 2/15/2031	1,000,000	1,181,040

		16,945,180
Delaware — 0.3%
Wilmington Delaware G.O.
Ser. A
5.00% due 12/1/2018(3)	1,195,000	1,492,866
5.00% due 12/1/2028	55,000	63,347

		1,556,213
District Of Columbia — 2.0%
District of Columbia Income Tax Sec. Rev.
Ser. A
5.00% due 12/1/2036	2,000,000	2,326,960
Metropolitan Washington DC Arpt. Auth. Sys. Rev.
Ser. A
5.00% due 10/1/2026	2,000,000	2,347,620
AMT-Ser.C
5.00% due 10/1/2028	1,500,000	1,738,800
AMT-Arpt. Sys. Ser. A
5.00% due 10/1/2030	3,000,000	3,453,240

		9,866,620
Florida — 3.9%
Brevard Cnty. FLA Health Facs. Auth. Health
Care Facs. Rev.
Health First Inc. Proj.
7.00% due 4/1/2039	1,500,000	1,845,705
Broward Cnty. FLA Arpt. Sys. Rev.
Ser. Q-1
5.00% due 10/1/2023	2,085,000	2,512,738
Broward Cnty. FLA Wtr. & Swr. Utility Rev.
Ser. A
5.00% due 10/1/2037	2,000,000	2,346,980
Florida St. G.O.
Brd. of Ed. Ser. A
5.00% due 1/1/2022	2,000,000	2,402,720
Dept. Trans. Right of Way
5.375% due 7/1/2027	1,500,000	1,753,560

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

September 30, 2012 (unaudited)	Principal Amount	Value
Miami-Dade Cnty. FLA Aviation Rev.
Ser. A
6.00% due 10/1/2027	$1,500,000	$1,763,400
Miami-Dade Cnty. FLA Health Facs. Auth. Hosp.
Rev.
Ref- Miami Childrens Hosp. Ser. A
6.125% due 8/1/2042	500,000	587,665
Palm Beach Cnty. FLA Solid Waste Auth.
Ref.
5.00% due 10/1/2031	2,000,000	2,345,980
Palm Beach Cnty. FLA Wtr. & Swr. Rev.
FPL Reclaimed Wtr. Proj.
5.25% due 10/1/2033	1,500,000	1,749,585
Sarasota Cnty. FLA Pub. Hosp. Dist. Hosp. Rev.
Sarasota Memorial Hosp. Proj. Ser. A
5.625% due 7/1/2039	1,500,000	1,652,985

		18,961,318

Georgia — 2.1%
Atlanta GA Arpt. Rev.
Ref-Gen-Ser. C
5.25% due 1/1/2030	1,000,000	1,173,580
Atlanta GA Wtr. & Wastewtr. Rev.
Ser. A
6.00% due 11/1/2027 - 11/1/2029	3,000,000	3,698,070
Gwinnett Cnty. GA Sch. Dist. G.O.
5.00% due 2/1/2018(3)	1,760,000	2,149,928
5.00% due 2/1/2032 - 2/1/2036	2,740,000	3,172,887

		10,194,465

Guam — 0.2%
Guam Govt. Business Privilege Tax Rev.
Ser. A
5.00% due 1/1/2027	1,000,000	1,144,740

		1,144,740

Hawaii — 0.6%
Hawaii St. G.O.
Ref-Ser. DZ
5.00% due 12/1/2031	2,500,000	3,006,550

		3,006,550

Illinois — 5.3%
Chicago IL Brd. of Ed. G.O.
Ser. A
5.50% due 12/1/2039	2,000,000	2,340,160
Chicago IL O’Hare Intl. Arpt. Rev.
AMT-Ref-Passenger Fac. Charge-Ser. B
5.00% due 1/1/2023	1,500,000	1,713,225
Ref-AMT-Gen-Senior Lien-Ser. B
5.00% due 1/1/2024	2,500,000	2,851,100
Chicago IL Sales Tax Rev.
Ser. A
5.25% due 1/1/2038	2,000,000	2,301,580
Illinois St. G.O.
5.00% due 3/1/2017 - 1/1/2019	6,350,000	7,320,195
Ref.
5.00% due 1/1/2024 - 8/1/2025	4,500,000	4,988,825
Illinois St. Toll Hwy. Auth. Toll Hwy. Rev.
Ref. Ser. A-1
5.25% due 1/1/2030	2,000,000	2,281,180
Ser. B
5.50% due 1/1/2033	1,500,000	1,669,875

		25,466,140

Indiana — 0.5%
Indiana Fin. Auth. Health Sys. Rev.
Sisters of St. Francis Health
5.00% due 11/1/2025	2,000,000	2,256,040

		2,256,040

Iowa — 0.5%
Iowa St. Student Loan Liquidity Corp.
AMT-Sr. Ser. A-1
5.00% due 12/1/2021	2,000,000	2,237,280

		2,237,280

Kansas — 0.7%
Kansas St. Dept. Transn. Hwy. Rev.
Ser. B-2
5.00% due 9/1/2022	1,500,000	1,792,140
Kansas St. Dev. Fin. Auth. Hosp. Rev.
Adventist Health
5.50% due 11/15/2029	1,500,000	1,770,240

		3,562,380

Louisiana — 1.4%
Louisiana Loc. Govt. Environmental Facs. &
Cmnty. Dev. Auth.
Jefferson Parish Ser. A
5.25% due 4/1/2022	1,525,000	1,762,107
Louisiana St. G.O.
Ser. A
5.00% due 9/1/2025	1,500,000	1,821,615
St. John The Baptist Parish LA Rev.
Marathon Oil Corp.-Ser. A
5.125% due 6/1/2037	3,000,000	3,180,030

		6,763,752

Maine — 0.4%
Maine St. Tpk. Auth. Rev.
6.00% due 7/1/2034	1,500,000	1,808,415

		1,808,415

Maryland — 1.7%
Anne Arundel Cnty. MD G.O.
Cons. Gen. Impt.
5.00% due 4/1/2028	1,500,000	1,847,310
Baltimore Cnty. MD G.O. Met. Dist.
71st Issue
5.00% due 2/1/2022	1,500,000	1,781,355
Maryland St. Dept. Transn. Cons. Transn.
5.25% due 12/15/2017	1,500,000	1,853,085
Prince Georges Cnty. MD G.O.
Cons. Pub. Impt. Ser. A
5.00% due 9/15/2029	2,285,000	2,808,425

		8,290,175

Massachusetts — 4.9%
Massachusetts Bay Transn. Auth. Rev.
Ser. A
5.25% due 7/1/2034	1,500,000	1,752,615
Massachusetts St. College Bldg. Auth.
Ser. A
5.00% due 5/1/2028	2,000,000	2,431,100
Ser. B
5.00% due 5/1/2030	1,500,000	1,748,370
Massachusetts St. Dept. Transn. Met Hwy. Sys.
Rev.
Ser. B
5.00% due 1/1/2027	2,000,000	2,262,800
Massachusetts St. Health & Ed. Facs. Auth. Rev.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

September 30, 2012 (unaudited)	Principal Amount	Value
Ser. A, M.I.T.
5.00% due 7/1/2038	$1,500,000	$1,739,520
Harvard Univ. Ser. B
5.00% due 10/1/2038	1,500,000	1,747,785
Harvard Univ. Ser. A
5.50% due 11/15/2036	1,500,000	1,824,915
Ser. O, M.I.T.
6.00% due 7/1/2036	1,500,000	1,882,365
Massachusetts St. Sch. Bldg. Auth. Sales Tax Rev.
Ref-Senior-Ser. A
5.00% due 8/15/2030	2,500,000	3,050,775
Massachusetts St. Wtr. Poll. Abatement Tr. Ref.
5.00% due 8/1/2028	1,500,000	1,802,790
Massachusetts St. Wtr. Res. Auth.
Ref-Gen-Ser. B
5.00% due 8/1/2031	2,000,000	2,384,760
Ser. A
5.00% due 8/1/2037	1,000,000	1,166,320

		23,794,115

Michigan — 2.7%
Michigan Mun. Bd. Auth. Dept. of Treasury Rev.
St. Clean Wtr. Revolving Fd.
5.00% due 10/1/2019	2,000,000	2,386,640
Michigan St. Hsg. Dev. Auth. Rental Hsg. Rev.
Ser. B
5.00% due 10/1/2018	1,820,000	1,989,624
Wayne Cnty. MI Arpt. Auth. Rev.
AMT-Ref-Detroit Met Arpt. Ser. D
5.00% due 12/1/2019	2,000,000	2,283,640
Detroit Met Arpt. Ser. A
5.00% due 12/1/2019	1,000,000	1,180,920
Arpt. Rev. Ref-Ser. B
5.00% due 12/1/2020	2,595,000	3,071,157
AMT-Arpt. Rev. Ref. Ser. A
5.00% due 12/1/2022	2,000,000	2,250,000

		13,161,981

Minnesota — 2.7%
Minnesota St. G.O.
Hwy. & Var. Purp.
5.00% due 8/1/2022	1,500,000	1,794,600
Ref-St. Var. Purp. Ser. D
5.00% due 8/1/2022	1,500,000	1,883,835
Var. Purp. Ser. D
5.00% due 8/1/2024	2,000,000	2,500,060
Minnesota St. Pub. Safety Radio
5.00% due 6/1/2024	2,000,000	2,386,160
Tobacco Securitization Auth. MN Tobacco
Settlement Rev.
Tobacco Settlement-Ref. Ser. B
5.00% due 3/1/2020	2,000,000	2,323,080
5.25% due 3/1/2023	2,000,000	2,350,400

		13,238,135

Mississippi — 0.4%
Warren Cnty. MS Gulf Opportunity Zone Intl.
Paper
Ser. A
6.50% due 9/1/2032	1,500,000	1,726,260

		1,726,260

Missouri — 1.5%
Metropolitan St. Louis MO Swr. Dist. Wastewtr.
Sys. Rev.
Ser. A
5.75% due 5/1/2038	1,500,000	1,710,990
Missouri St. Environmental Impt. & Energy Res.
Auth. Wtr. Poll.
St. Revolving Fds. Pgs. Ser. A
5.75% due 1/1/2029	1,500,000	1,844,445
Missouri St. Hwys & Trans Commn. St. Rd. Rev.
(1st Lein)
5.00% due 5/1/2025	1,500,000	1,713,765
(2nd Lein)
5.25% due 5/1/2018	1,500,000	1,811,460

		7,080,660

Nevada — 1.0%
Clark Cnty. NV G.O.
Ref-Transn-Ser. A
5.00% due 12/1/2029	2,000,000	2,265,600
Clark Cnty. NV Wtr. Reclamation Dist. G.O.
Ser. A
5.25% due 7/1/2038	2,000,000	2,378,960

		4,644,560

New Jersey — 5.2%
Essex Cnty. NJ Impt. Auth. Proj. Rev.
AMBAC Insured
5.00% due 12/15/2023	2,000,000	2,300,200
Middlesex Cnty. NJ Impt. Auth. Lease Rev.
Regl. Ed. Svc. Commn.
5.25% due 12/15/2033	1,500,000	1,728,060
New Jersey Economic Dev. Auth. Rev.
Sch. Facs. Constr. Ser. O
5.25% due 3/1/2022	1,500,000	1,627,110
New Jersey Environmental Infrastructure Tr.
AMT-Ser. B
5.00% due 9/1/2028	1,355,000	1,586,285
New Jersey Garden St. Preservation Tr.
Ser. A
FSA Insured
5.50% due 11/1/2015	1,500,000	1,733,775
New Jersey St. Ed. Facs. Auth. Rev.
Princeton Univ. Ser. E
5.00% due 7/1/2033	1,500,000	1,748,505
New Jersey St. Trans. Trust Fund Auth.
Trans. Sys. Rev. Ser. A
5.50% due 6/15/2041	3,000,000	3,515,250
New Jersey St. Transn. Tr. Fd. Auth.
Transn. Sys. Ser. D
5.00% due 6/15/2020	2,000,000	2,204,660
Transn. Sys. Ser. C
FSA Insured
5.50% due 12/15/2016	1,500,000	1,784,430
Transn. Sys. Ser. B
5.50% due 6/15/2031	1,500,000	1,815,885
New Jersey St. Turnpike Auth. Rev.
Ser. B
5.00% due 1/1/2021	2,000,000	2,455,600
New Jersey St. Var. Purp. G.O.
5.00% due 6/1/2021	2,000,000	2,408,360

		24,908,120

New York — 9.0%
Long Island NY Pwr. Auth. Rev.
Ser. B
5.00% due 9/1/2029	2,000,000	2,353,840
Metropolitan Transn. Auth. NY Dedicated Tax Fd.
Subser. B-2
5.00% due 11/15/2031	2,000,000	2,332,540
Ser. B
5.00% due 11/15/2034	1,500,000	1,692,960

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

September 30, 2012 (unaudited)	Principal Amount	Value
Metropolitan Transn. Auth. NY Rev.
Ser. D
5.00% due 11/15/2024	$2,500,000	$2,981,900
New York City NY Muni. Wtr. Fin. Auth. Wtr. &
Swr. Sys. Rev.
Ref-Ser. AA
5.00% due 6/15/2034	2,000,000	2,315,820
New York NY G.O.
Ser. D1
5.125% due 12/1/2024	1,500,000	1,781,355
Ser. H-1
5.25% due 3/1/2021	1,500,000	1,837,440
Subser. B-1
5.25% due 9/1/2025	2,000,000	2,412,640
New York St. Dorm. Auth. Lease Rev.
Mental Health Svcs. Facs. Ser. A
5.00% due 8/15/2021	2,000,000	2,459,200
New York St. Dorm. Auth. Rev.
NonStruct. Supp. Debt.
Columbia Univ. Ser. C
5.00% due 7/1/2029	1,500,000	1,744,755
New York St. Dorm. Auth. Revs. St. Supp. Debt.
Third Gen. Res. St. Univ. Edl. Facs. Ser. A
5.00% due 5/15/2026	1,000,000	1,217,270
New York St. Dorm. Auth. St. Personal Income
Tax Rev.
Ser. E
5.00% due 8/15/2027	2,000,000	2,418,360
New York St. Environmental Facs. Corp. St.
Clean Wtr & Drinking
Revolving Fds-NYC Muni. Wtr. Fin. Auth.
Projs-2nd Res-Ser. D
5.00% due 6/15/2027	2,000,000	2,463,120
New York St. Liberty Dev. Corp. Liberty Rev.
Ref-7 World Trade Ctr. Class 1
5.00% due 9/15/2029 - 9/15/2040	4,925,000	5,772,491
New York St. Thruway Auth. NY
5.25% due 3/15/2027	1,500,000	1,777,605
New York St.Thruway Auth. Second Gen. Hwy. &
Bridge Tr. Fd.
Ser. A-1
5.00% due 4/1/2028	1,500,000	1,782,870
Port Authority of NY & NJ
Consol-Ser. 169
5.00% due 10/15/2024	2,000,000	2,356,000
Consol-Ser. 172
5.00% due 10/1/2030	3,000,000	3,468,390

		43,168,556

North Carolina — 2.5%
Charlotte NC Wtr. & Swr. Sys. Rev.
Ser. B
5.00% due 7/1/2033	1,750,000	2,104,007
North Carolina St. Med. Care Commn. Health
Care Facs. Rev.
Duke Univ. Health Sys. Ser. A
5.00% due 6/1/2032	2,000,000	2,309,660
Raleigh NC Combined Enterprise Sys. Rev.
Ser. A
5.00% due 3/1/2026	1,600,000	1,826,256
University NC Univ. Revs.
5.00% due 12/1/2027	1,500,000	1,758,960
Wake Cnty. NC G.O.
5.00% due 3/1/2017(3)	1,500,000	1,792,665
Pub. Impt. Ser. A
5.00% due 4/1/2018	2,000,000	2,455,480

		12,247,028

Ohio — 2.1%
Buckeye OH Tobacco Settlement Fing. Auth.
Asset Bkd. Ser. A-1
5.00% due 6/1/2015	2,000,000	2,138,560
Columbus OH Swr. Rev.
Ser. A
5.00% due 6/1/2028	1,500,000	1,737,135
Franklin Cnty. OH Cnvtn. Facs. Ref.
Tax & Lease Rev. Antic. Bds.
AMBAC Insured
5.25% due 12/1/2016(3)	1,000,000	1,008,260
Lucas Cnty. OH Hosp. Rev.
Ref-Promedica Healthcare-Ser. D
5.25% due 11/15/2028	1,550,000	1,778,346
Ohio St. Air Quality Dev. Auth. Rev.
Ref-Poll. Ctl. FirstEnergy Generation Corp.
Ser. C
5.625% due 6/1/2018	1,500,000	1,739,085
Ohio St. Hosp. Fac. Rev.
Cleveland Clinic Health Ser. B
5.50% due 1/1/2034	1,500,000	1,712,940

		10,114,326
Oklahoma — 0.4%
Oklahoma St. Wtr. Res. Brd. Revolving Fd. Rev.
Master Tr.
5.00% due 4/1/2029	1,635,000	1,919,294

		1,919,294

Oregon — 1.4%
Deschutes & Jefferson Cnty. OR Sch. Dist. G.O.
6.125% due 6/15/2032	1,500,000	1,811,040
Oregon St. Dept. Administrative Svcs. Lottery
Rev.
Ser. A
5.25% due 4/1/2030	1,480,000	1,791,007
Oregon St. Dept. Trans. Hwy. User Tax Rev.
Sr. Lien-Ser. A
5.00% due 11/15/2033	1,500,000	1,722,420
Oregon St. G.O. St. Brd. Ed.
Ser. D
5.00% due 8/1/2025	1,000,000	1,215,540

		6,540,007

Pennsylvania — 1.2%
Franklin Cnty. PA Ind. Dev. Auth. Rev.
Chambersburg Hosp. Proj.
5.30% due 7/1/2030	1,000,000	1,131,270
Pennsylvania St. Tpk. Commn. Oil Franchise Tax
Rev.
Rmk. Ser. C of 2003 Tpk.
5.00% due 12/1/2032	2,125,000	2,368,695
Pennsylvania St. Tpk. Commn. Tpk. Rev.
Sub-Spl-Motor License Fd. Enhanced Ser. A
6.00% due 12/1/2036	1,000,000	1,214,880
St. Mary Hosp. Auth. PA Health Sys. Rev.
Catholic Health East Ser. A
5.00% due 11/15/2018	1,000,000	1,176,300

		5,891,145

Puerto Rico — 7.3%
Puerto Rico Comwlth. G.O.
Ref-Pub. Impt. Ser. A
5.25% due 7/1/2023	2,000,000	2,128,500
5.75% due 7/1/2028	2,000,000	2,183,760
Ref. Pub. Impt. Ser. B
6.50% due 7/1/2037	500,000	554,810

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

September 30, 2012 (unaudited)	Principal Amount	Value
Puerto Rico Comwlth. Govt. Dev. Bk.
Ser. B Sr. Nts.
5.00% due 12/1/2014	$2,460,000	$2,598,646
Puerto Rico Comwlth. Hwy. & Transn. Auth. Transn.
Ser. K
5.00% due 7/1/2021	2,000,000	2,082,540
Puerto Rico Comwlth. Hwy. & Transn. Auth. Transn. Rev.
Ser. I
FGIC Insured
5.00% due 7/1/2024	1,500,000	1,550,295
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.
Ser. TT
5.00% due 7/1/2024	1,500,000	1,583,385
Ser. ZZ
5.25% due 7/1/2025	2,000,000	2,126,600
Ser. WW
5.50% due 7/1/2021	1,500,000	1,658,085
Ser. XX
5.75% due 7/1/2036	2,000,000	2,137,520
Puerto Rico Pub. Bldgs. Auth. Rev. Gtd.
Ref-Govt. Facs. Ser. H
5.25% due 7/1/2013	500,000	515,865
Ref-Govt. Facs. Ser. F
5.25% due 7/1/2017	1,470,000	1,606,342
Govt. Facs. Ser. S
5.75% due 7/1/2022	2,000,000	2,159,440
Ref-Govt. Facs. Ser. P
6.00% due 7/1/2019	1,170,000	1,339,006
Govt. Facs. Ser. S
6.00% due 7/1/2041	1,575,000	1,702,701
Ref-Govt. Facs. Ser. P
7.00% due 7/1/2021	1,500,000	1,616,850
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.
Ser. C
5.00% due 8/1/2022	2,000,000	2,418,480
Ser. A
5.00% due 8/1/2024	2,000,000	2,224,340
5.25% due 8/1/2027	1,500,000	1,670,640
Ser. A Pre-refunded-First Sub
6.125% due 2/1/2014(3)	40,000	43,124
Ser. A Unrefunded-First Sub
6.125% due 8/1/2029	1,460,000	1,542,432

		35,443,361

Rhode Island — 0.8%
Rhode Island St. & Providence Plantations G.O.
Cons. Cap. Dev. Lien-Ser. A
5.50% due 8/1/2031	1,500,000	1,819,995
Tobacco Settlement Fing. Corp. RI
Asset Bkd. Ser. A
6.00% due 6/1/2023	880,000	881,470
6.125% due 6/1/2032	1,015,000	1,030,590

		3,732,055

South Carolina — 3.1%
Charleston Cnty. SC G.O.
Cap. Impt. Transn. Sales Tax
5.00% due 11/1/2022	2,000,000	2,554,920
Greenville SC Hosp. Sys. Brd. Hosp. Facs. Rev.
Ref.
5.00% due 5/1/2031	3,000,000	3,335,040
South Carolina St. Pub. Svc. Auth. Rev.
Obgs-Ser. D
5.00% due 12/1/2030	3,000,000	3,569,160
Ref-Santee Cooper Proj. Ser. C
5.00% due 12/1/2036	2,000,000	2,283,820
Ser. B
5.25% due 1/1/2034	1,500,000	1,735,185
Ref. Ser. A
5.50% due 1/1/2015	1,500,000	1,666,095

		15,144,220

Tennessee — 1.8%
Johnson City Health & Edl. Facs. Brd. Hosp.
Rev.
Mountain Sts. Health Alliance
5.625% due 7/1/2030	1,500,000	1,731,000
Metropolitan Govt. Nashville & Davidson Cnty.
Tenn Health & Ed. Facs. Brd. Rev.
Vanderbilt Univ. Ser. A
5.00% due 10/1/2034	1,250,000	1,433,838
Vanderbilt Univ. Ser. B
5.50% due 10/1/2034	1,500,000	1,778,670
Tennessee St. G.O.
Ser. C
5.00% due 5/1/2018(3)	1,425,000	1,764,007
Tennessee St. Sch. Bd. Auth. Higher Ed. Facs.
Ser. B
5.125% due 5/1/2033	1,500,000	1,728,240

		8,435,755

Texas — 8.9%
Allen, Tex. Indpt. Sch. Dist. G.O.
Ref.
5.00% due 2/15/2036	1,580,000	1,827,412
Austin, Tex. Elec. Utility Sys. Rev.
Ser. A
5.00% due 11/15/2026	2,000,000	2,341,160
Bexar Cnty. Tex. G.O.
Certificates Oblig.
5.00% due 6/15/2030	1,500,000	1,724,970
Canadian River Tex. Mun. Wtr. Auth.
Sub Lien-Conjunctive Use Groundwater
Supply Proj.
5.00% due 2/15/2026	2,000,000	2,372,000
Dallas-Fort Worth Tex. Intl. Arpt. Rev.
Ref-JT-Ser. B
5.00% due 11/1/2023	2,500,000	2,946,525
Harris Cnty. Tex. Flood Ctl. Dist.
Ref-Contract Tax Ser. A
5.00% due 10/1/2034	2,000,000	2,317,860
Harris Cnty. Tex. G.O.
Ser. B
5.00% due 10/1/2024	1,500,000	1,823,520
Ref-Rd-Ser. A
5.25% due 10/1/2031	1,500,000	1,825,035
Montgomery Cnty. Tex. G.O.
5.125% due 3/1/2031	1,500,000	1,711,845
North Tex. Mun. Wtr. Dist. Regl. Wastewtr. Rev.
5.00% due 6/1/2028	1,500,000	1,713,780
North Tex. Twy. Auth. Dallas North Twy. Sys. Rev.
Ser. C
6.00% due 1/1/2023 - 1/1/2025	4,250,000	5,058,067
North Tex. Twy. Auth. Rev.
Ref-1st Tier Ser. A
5.00% due 1/1/2029	3,000,000	3,390,570
Spl. Projs. Sys. Ser. A
5.00% due 9/1/2031	2,000,000	2,322,580
Spl. Projs. Sys. Ser. D
5.00% due 9/1/2031	2,000,000	2,322,580
Sr. Projs. Sys. Ser. A
5.50% due 9/1/2036	1,500,000	1,802,985

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

September 30, 2012 (unaudited)	Principal Amount	Value
Round Rock Tex. Indpt. Sch. Dist. G.O.
Sch. Bldg.
5.25% due 8/1/2034	$1,500,000	$1,782,315
Tex. Private Activity Bd. Surface Transn. Corp.
Sr. Lien
6.875% due 12/31/2039	3,130,000	3,765,046
Texas St. Univ. Sys. Fing. Rev.
5.25% due 3/15/2027	1,500,000	1,746,240

		42,794,490

Utah — 0.2%
Metropolitan Wtr. Dist. of UT Salt Lake & Sandy
Wtr. Rev.
Ref. Ser. A
5.00% due 7/1/2037	1,000,000	1,168,780

		1,168,780

Virginia — 1.9%
Fairfax Cnty. VA Indl. Dev. Auth. Rev.
Health Care Inova Ser. C
5.00% due 5/15/2025	500,000	579,415
Tobacco Settlement Fin. Corp. VA
Asset Bkd.
5.50% due 6/1/2026(3)	1,340,000	1,460,560
Virginia St. Pub. Sch. Auth. Sch. Fing.
Ser. B
5.00% due 8/1/2028	1,500,000	1,729,395
5.25% due 8/1/2033	1,000,000	1,152,930
Virginia St. Pub. Sch. Auth. Spl. Oblg.
Montgomery Cnty.
Sch. Fing.
5.00% due 1/15/2026	2,000,000	2,418,500
Virginia St. Res. Auth. Infrastructure Rev.
Pooled Fing. Prog. Ser. B
5.00% due 11/1/2030	1,375,000	1,670,034

		9,010,834

Washington — 2.1%
Clark Cnty. WA Pub. Utility Dist. No. 001
Generating Sys. Rev.
5.00% due 1/1/2024	2,000,000	2,278,180
King Cnty. WA Swr. Rev.
5.50% due 1/1/2030	1,815,000	2,101,298
Port of Seattle WA Rev.
AMT-Ref-Ser. B
5.00% due 9/1/2024	1,500,000	1,744,485
Tobacco Settlement Auth. WA Tobacco
Settlement Rev.
Asset Bkd.
6.50% due 6/1/2026	1,400,000	1,457,946
Washington St. G.O.
Motor Vehicle Tax-Senior 520 Corridor Prog.
Toll-Ser. C
5.00% due 6/1/2033	2,000,000	2,346,320

		9,928,229

Wisconsin — 0.7%
Wisconsin St. Health & Edl. Facs. Auth. Rev.
Aurora Health Care Ser. A
5.00% due 7/15/2028	1,000,000	1,110,140
Aurora Health Care
6.50% due 4/15/2033	2,000,000	2,042,860

		3,153,000

Total Municipal Bonds (Cost $417,219,167)		457,978,438

Total Investments — 94.9% (Cost $417,219,167)		457,978,438

Other Assets, Net — 5.1%		24,382,708

Total Net Assets — 100.0%		$482,361,146

(1)	Variable rate security. The rate shown is the rate in effect at September 30, 2012.
(2)	When-issued security.
(3)	Pre-refunded.

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS TAX-EXEMPT FUND

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$457,978,438	$—	$457,978,438

Total	$—	$457,978,438	$—	$457,978,438

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH INCOME MUNICIPAL BOND FUND

September 30, 2012 (unaudited)	Principal Amount	Value
Municipal Bonds — 92.4%
Alabama — 0.6%
Selma AL Indl. Dev. Brd. Rev.
Gulf Oppty. Zone Intl. Paper Co. Ser. A
5.80% due 5/1/2034	$1,500,000	$1,678,065

		1,678,065

Arizona — 0.7%
Tempe AZ Indl. Dev. Auth. Rev.
Ref- Friendship Vlg. Ser. A
6.25% due 12/1/2042	2,000,000	2,158,900

		2,158,900
California — 10.0%
California Hlth. Facs. Fing. Auth. Rev.
Episcopal Home Ser. B
6.00% due 2/1/2032	1,500,000	1,689,840
California Infrastructure & Economic Dev. Bank
Rev.
Ref-SRI Intl.
5.00% due 9/1/2028	2,000,000	2,265,480
California St. Hsg. Fin. Agy. Rev.
AMT-Home Mtge. Ser. K
5.50% due 2/1/2042	1,480,000	1,534,730
California St. Muni. Fin. Auth. Rev.
Emerson College
5.75% due 1/1/2033	1,300,000	1,532,609
California St. Pub. Wrks. Brd. Lease Rev.
Var. Cap. Projs. Ser. A
5.00% due 4/1/2034	1,500,000	1,658,715
Var. Cap. Projs. Sub. Ser. I-1
6.125% due 11/1/2029	1,500,000	1,832,175
6.625% due 11/1/2034	2,000,000	2,490,940
California St. Var. Purp. G.O.
5.125% due 4/1/2033	2,000,000	2,235,280
6.00% due 11/1/2039	1,500,000	1,809,420
Foothill Eastern Trans. Corridor Agy. CA. Toll
Road Rev.
Ref-Convertible Cap. Apprec.
5.875% due 1/15/2026	2,000,000	2,076,560
Port of Oakland CA Rev.
Ref-AMT-Ser. O
5.125% due 5/1/2031	1,250,000	1,403,300
San Diego Calif. Redev. Agy. Tax Allocation Rev.
City Heights Redev. Ser. A
5.625% due 9/1/2040	1,000,000	1,014,280
Naval Training Ctr. Ser. A
5.75% due 9/1/2040	1,000,000	1,055,810
San Ysidro Redev. Ser. A
5.75% due 9/1/2040	1,000,000	1,055,810
San Francisco Calif. City & Cnty. Arpt. Commn.
Intl. Arpt. Rev.
Ref. AMT- Second Ser. F
5.00% due 5/1/2030	1,540,000	1,717,100
San Jose CA. Arpt. Rev.
AMT-Ser. A-1
5.75% due 3/1/2034	2,000,000	2,281,540
Tulare Calif. Redev. Agy. Tax Allocation
Merged Tulare Redev. Ser. A
6.125% due 8/1/2035	1,970,000	2,047,283

		29,700,872

Colorado — 3.6%
Colorado E-470 Pub. Hwy. Auth. Rev.
Ser. C
5.375% due 9/1/2026	1,000,000	1,104,550
Colorado Regl. Trans. Dist. Private Activity Rev.
Denver Trans. Partners
6.00% due 1/15/2034	3,425,000	4,001,222
Regl. Transn. Dist. CO Private Activity Rev.
Denver Trans. Partners
6.00% due 1/15/2026 - 1/15/2041	4,670,000	5,425,504

		10,531,276

Delaware — 0.6%
Delaware St. Muni. Elec. Corp. Rev. 5.00% due 7/1/2037	1,500,000	1,661,010

		1,661,010

District Of Columbia — 3.2%
District of Columbia Metropolitian Arpts. Auth.
Arpt. Sys. Rev.
Ser. A
5.00% due 10/1/2028	2,500,000	2,910,225
AMT-Ser. A
5.00% due 10/1/2030	2,000,000	2,302,160
District of Columbia Rev.
Utd. Negro College Fund
6.875% due 7/1/2040	2,000,000	2,445,180
District of Columbia Tobacco Settlement Fing.
Corp.
Asset Bkd. Bds.
6.50% due 5/15/2033	1,500,000	1,713,750

		9,371,315

Florida — 6.7%
Brevard Cnty. FLA Hlth. Facs. Auth. Hlth. Care Facs. Rev.
Hlth. First Inc. Proj.
7.00% due 4/1/2039	1,500,000	1,845,705
Broward Cnty. FLA Arpt. Sys. Rev.
AMT-Ser. Q-2
5.00% due 10/1/2037	2,750,000	2,984,162
Highlands Cnty. FLA Hlth. Facs. Auth. Rev.
Adventist Hlth./Sunbelt Ser. B
6.00% due 11/15/2037	1,600,000	1,902,096
Miami-Dade Cnty. FLA Hlth. Facs. Auth. Hosp. Rev.
Ref- Miami Childrens Hosp.
5.875% due 8/1/2042	975,000	1,132,609
Ref- Miami Childrens Hosp. Ser. A
6.125% due 8/1/2042	3,395,000	3,990,245
Palm Beach Cnty. FLA Solid Waste Auth.
Ref.
5.00% due 10/1/2031	1,000,000	1,172,990
Village Cmnty. Dev. Dist. No. 8 FLA Spl.
Assessment Rev.
Ref-Phase II
6.125% due 5/1/2039	2,410,000	2,833,076
Ref-Phase III
6.125% due 5/1/2040	3,470,000	4,076,625

		19,937,508
Georgia — 1.1%
Atlanta GA Wtr. & Wastewtr. Rev.
Ser. A
6.25% due 11/1/2039	1,250,000	1,525,113
De Kalb Cnty. GA Wtr. & Swr. Rev.
Ser. A
5.25% due 10/1/2030	1,500,000	1,793,055

		3,318,168

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH INCOME MUNICIPAL MUNICIPAL BOND FUND

September 30, 2012 (unaudited)	Principal Amount	Value
Illinois — 6.4%
Chicago IL Brd. of Ed. G.O.
Ser. A
5.50% due 12/1/2039	$1,500,000	$1,755,120
Chicago IL O’Hare Intl. Arpt. Rev.
AMT-Ref. Passenger Facs. Charge-Ser. B
5.00% due 1/1/2030	2,000,000	2,192,040
Gen-Third Lien-Ser. A
5.75% due 1/1/2039	1,500,000	1,758,570
Chicago IL Proj. G.O.
Ser. A
5.00% due 1/1/2034	1,500,000	1,677,570
Chicago IL Wtr. Rev.
Ref.
5.00% due 11/1/2029	1,490,000	1,768,868
Illinois Fin. Auth. Rev.
Temps-50-Park Place Elmhurst Ser. D-3
6.25% due 8/15/2015	1,250,000	1,246,325
Ref-Roosevelt Univ. Proj.
6.25% due 4/1/2029	2,600,000	2,938,624
6.50% due 4/1/2044	755,000	850,055
Temps-75-Admiral at Lake-D-1
7.00% due 5/15/2018	1,000,000	1,004,040
Illinois St. G.O.
Ref.
5.00% due 1/1/2024	1,500,000	1,645,815
Ser. A
5.00% due 9/1/2031	2,000,000	2,136,840

		18,973,867

Indiana — 0.7%
Indiana Hlth. & Edl. Fac. Fing. Auth. Hosp. Rev.
Cmnty. Fndtn. Northwest Indiana
5.50% due 3/1/2037	1,900,000	2,004,709

		2,004,709
Iowa — 0.4%
Iowa St. Student Loan Liquidity Corp.
AMT-Sr. Ser. A-1
5.00% due 12/1/2021	1,000,000	1,118,640

		1,118,640
Kentucky — 1.8%
Kentucky St. Economic Dev. Fin. Auth. Rev.
Owensboro Med. Hlth. Sys. Ser. A
6.00% due 6/1/2030	2,000,000	2,328,960
Ref-Owensboro Medical Hlth. Ser. B
6.375% due 3/1/2040	2,500,000	2,964,425

		5,293,385

Louisiana — 2.0%
Louisiana Pub. Facs. Auth. Rev.
Ochsner Clinic Fndtn. Proj.
6.50% due 5/15/2037	1,500,000	1,793,940
St. John The Baptist Parish LA Rev.
Marathon Oil Corp. Ser. A
5.125% due 6/1/2037	4,000,000	4,240,040

		6,033,980

Maryland — 1.0%
Gaithersburg MD Economic Dev. Rev.
Ref-Asbury MD Oblig. Ser. B
6.00% due 1/1/2023	1,500,000	1,702,095
Prince Georges Cnty. MD G.O.
Cons. Pub. Impt. Ser. A
5.00% due 9/15/2029	1,000,000	1,229,070

		2,931,165

Massachusetts — 1.7%
Massachusetts Dev. Fin. Agy. Sr. Living Fac.
Rev.
Ser. B-1
7.25% due 6/1/2016(2)	1,100,000	719,202
Groves-Lincoln Ser. A
7.50% due 6/1/2029(2)	1,000,000	543,200
Massachusetts Edl. Fing. Auth. Ed. Loan Rev.
Ser. J
5.625% due 7/1/2028 - 7/1/2033	3,500,000	3,870,900

		5,133,302

Michigan — 3.2%
Detroit MI Wtr. Sply. Sys. Rev.
Sr. Lien Ser. A
5.25% due 7/1/2041	2,000,000	2,128,140
Michigan St. Hsg. Dev. Auth. Single Fam.
Homeownership
AMT-Ser.C
5.50% due 12/1/2028	1,130,000	1,216,117
Michigan Tobacco Settlement Fin. Auth. Tobacco
Settlement Asset
Sr. Ser. A
5.25% due 6/1/2022	1,970,000	1,812,440
Wayne Cnty. MI Arpt. Auth. Rev.
AMT-Arpt. Rev. Ref. Ser. A
5.00% due 12/1/2022	1,500,000	1,687,500
Detroit Met Wayne Cnty. Arpt.
NATL-RE Insured
5.00% due 12/1/2034	1,500,000	1,534,650
AMT-Detroit Met Arpt.Ser. B
5.00% due 12/1/2037	1,000,000	1,052,870

		9,431,717
Minnesota — 0.9%
Tobacco Securitization Auth. MN Tobacco
Settlement Rev.
Tobacco Settlement-Ref. Ser. B
5.25% due 3/1/2031	2,500,000	2,797,075

		2,797,075

Nevada — 0.5%
Clark Cnty. NV Ind. Dev. Rev. Southwest Gas.
Corp. Proj. Ser. A
AMBAC Insured
5.25% due 7/1/2034	1,500,000	1,535,265

		1,535,265

New Jersey — 6.0%
New Jersey Economic Dev. Auth. Rev.
Ref.
5.00% due 6/15/2026	3,000,000	3,297,300
Cigarette Tax
5.75% due 6/15/2029 - 6/15/2034(1)	4,060,000	4,436,362
MSU Student Hsg. Proj. Provident Group Montclair LLC
5.875% due 6/1/2042	2,000,000	2,239,620
New Jersey St. Higher Ed. Assistance Auth.
Student Loan Rev.
Ser. 1
5.75% due 12/1/2028	1,500,000	1,749,690
New Jersey St. Trans. Trust Fund Auth. Rev.
Transn. Ser. A
5.25% due 6/15/2030	2,000,000	2,393,000
Transn. Ser. B
5.25% due 6/15/2036	1,060,000	1,233,448
Trans. Sys. Ser. A

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH INCOME MUNICIPAL MUNICIPAL BOND FUND

September 30, 2012 (unaudited)	Principal Amount	Value
5.50% due 6/15/2041	$2,000,000	$2,343,500

		17,692,920

New Mexico — 1.3%
Farmington NM Poll. Ctrl. Rev.
Ref-AMT-Pub. Svc. N Mex San Juan Ser. D
5.90% due 6/1/2040	2,000,000	2,226,180
Ref- Pub. Svc. N Mex Ser. F
6.25% due 6/1/2040	1,600,000	1,750,352

		3,976,532

New York — 5.1%
Albany NY Cap. Res. Corp. Rev.
St. Peter’s Hosp.
6.25% due 11/15/2038	1,500,000	1,775,235
Hempstead Town NY Loc. Dev. Corp. Rev.
Molloy College Proj.
5.75% due 7/1/2039	1,500,000	1,704,000
Long Island NY Pwr. Auth. Rev.
Ref. Ser. B
5.00% due 9/1/2029	500,000	588,460
Metropolitan Transn. Auth. NY Rev.
Ser. D
5.00% due 11/15/2027	1,500,000	1,754,640
New York Metropolitan Trans. Auth. Rev.
Ser. D
5.00% due 11/15/2027 - 11/15/2030	4,500,000	5,205,595
New York St. Thruway. Auth. Gen. Rev.
Ser. I
5.00% due 1/1/2037	2,000,000	2,253,620
Port Auth. of New York & New Jersey Spl. Oblig. Rev.
JFK Intl. Air Terminal LLC
6.00% due 12/1/2036	1,500,000	1,753,695

		15,035,245

North Carolina — 0.8%
North Carolina St. Med. Care Commn. Hlth. Care
Facs. Rev.
Duke Univ. Hlth. Sys. Ser. A
5.00% due 6/1/2032	2,000,000	2,309,660

		2,309,660

Ohio — 1.7%
Bowling Green OH Student Hsg. Rev.
CFP I LLC St. Univ. Proj.
6.00% due 6/1/2045	1,500,000	1,638,240
Ohio St. Air Quality Dev. Auth. Rev.
Ref-Poll. Ctl. FirstEnergy Generation Corp.
Ser. C
5.625% due 6/1/2018	1,000,000	1,159,390
Ohio St. Environmental Facs. Rev.
Ford Motor Co. Proj.
5.95% due 9/1/2029	760,000	760,517
6.15% due 6/1/2030	1,500,000	1,501,125

		5,059,272

Oklahoma — 1.2%
Oklahoma Dev. Fin. Auth. CCRC Rev.
Ref-Inverness Vlg. Cmnty.
6.00% due 1/1/2032	1,625,000	1,735,289
Tulsa Cnty. OKLA Indl. Auth. Sr. Living Cmnty. Rev.
Montereau Inc. Proj. Ser. A
7.25% due 11/1/2040	1,500,000	1,685,490

		3,420,779

Pennsylvania — 5.1%
Allegheny Cnty. PA Arpt. Auth. Rev.
Pittsburgh Intl. Arpt. Ser. A-1
5.00% due 1/1/2028	1,000,000	1,094,380
Cumberland Cnty. PA Mun. Auth. Rev.
Asbury PA Oblig. Group
6.00% due 1/1/2030	1,250,000	1,328,975
Diakon Lutheran
6.125% due 1/1/2029	1,500,000	1,680,645
Dauphin Cnty. PA Gen. Auth. Hlth. Sys. Rev.
Pinnacle Hlth. Sys. Proj.
5.00% due 6/1/2042	1,500,000	1,617,900
Pinnacle Hlth. Sys. Proj. Ser. A
6.00% due 6/1/2036	1,500,000	1,694,385
Pennsylvania St. Economic Dev. Fin. Auth.
Exempt. Fac. Rev.
Ref-Amtrak Proj. Ser. A
5.00% due 11/1/2041	2,770,000	2,978,775
Pennsylvania St. Tpk. Commn. Tpk. Rev.
Sub. Ser. B
5.25% due 6/1/2039	1,500,000	1,649,085
Sub. Ser. A
5.625% due 12/1/2031	1,500,000	1,773,555
6.50% due 12/1/2036	1,000,000	1,218,460

		15,036,160

Puerto Rico — 8.7%
Puerto Rico Comwlth. Aqueduct & Swr. Auth. Rev.
Sr. Lien Ser. A
5.75% due 7/1/2037	2,775,000	2,924,989
Puerto Rico Comwlth. G.O.
Ref-Pub. Impt. Ser. A
5.50% due 7/1/2039	2,500,000	2,579,700
Ref-Pub. Impt. Ser. E
5.625% due 7/1/2033	2,000,000	2,104,020
Ref-Pub. Impt. Ser. B
5.875% due 7/1/2036	1,000,000	1,029,860
6.50% due 7/1/2037	1,500,000	1,664,430
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.
Ser. TT
5.00% due 7/1/2032	1,595,000	1,626,565
Ser. XX
5.75% due 7/1/2036	1,500,000	1,603,140
Puerto Rico Pub. Bldgs. Auth. Rev.
Gtd.Govt. Facs. Ser. S
6.00% due 7/1/2041	4,500,000	4,864,860
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.
1st Sub-Ser. A
5.50% due 8/1/2037	2,500,000	2,696,475
1st Sub-Ser. C
6.00% due 8/1/2039	2,040,000	2,300,079
1st Sub-Ser. A
6.375% due 8/1/2039	2,000,000	2,322,680

		25,716,798

Rhode Island — 0.8%
Rhode Island St. & Providence Plantations G.O.
Cons. Cap. Dev. Lien-Ser. A
5.50% due 8/1/2031	1,500,000	1,819,995
Tobacco Settlement Fing. Corp. RI
Asset Bkd. Ser. A
6.125% due 6/1/2032	600,000	609,216

		2,429,211

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENT — RS HIGH INCOME MUNICIPAL BOND FUND

September 30, 2012 (unaudited)	Principal Amount	Value
South Carolina — 1.7%
Charleston Cnty. SC G.O.
Cap. Impt. Plan
5.00% due 11/1/2022	$1,340,000	$1,711,796
Richland Cnty. SC Environmental Impt. Rev.
Intl. Paper
6.10% due 4/1/2023	1,780,000	1,829,057
South Carolina Jobs-Economic Dev. Auth.
Student Hsg. Rev.
Coastal Hsg. Fndtn. Ser. A
6.00% due 4/1/2030	1,500,000	1,604,400

		5,145,253
Tennessee — 1.2%
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev.
Mountain Sts. Hlth. Alliance
5.625% due 7/1/2030	1,500,000	1,731,000
Memphis-Shelby Cnty. TN Arpt. Auth. Arpt. Rev.
Ser. B
5.00% due 7/1/2025	1,665,000	1,881,100

		3,612,100

Texas — 9.3%
Brazos River Tex. Harbor Navigation Dist. Rev.
Dow Chemical Co. Proj. Ser. A-3
5.125% due 5/15/2033	2,000,000	2,128,100
Central Tex. Regl. Mobility Auth. Rev.
Sr. Lien
6.00% due 1/1/2041	1,500,000	1,748,925
Dallas-Fort Worth Tex. Intl. Arpt. Fac. Impro.
Corp. Rev.
Ser. B
5.00% due 11/1/2032	3,000,000	3,383,910
Ser. A, FGIC Insured
6.125% due 11/1/2035	550,000	550,000
Harris Cnty. Tex. G.O.
Ref-Rd-Ser. A
5.25% due 10/1/2031	1,500,000	1,825,035
Lower Colorado River Tex. Auth.
Ref-LCRA Transmission Svcs. Corp. Ser. A
5.00% due 5/15/2029	1,690,000	1,916,088
North Tex. Twy. Auth. Rev.
Ref-1st Tier Ser. A
5.00% due 1/1/2029	2,000,000	2,260,380
Toll 2nd Tier Ref. Ser. F
5.75% due 1/1/2033	2,000,000	2,208,740
Tarrant Cnty. Tex. Cultural Ed. Facs. Fin. Corp.
Ret. Fac.
CC Young Memorial Home Ser. B-1
7.25% due 2/15/2016	1,368,000	1,370,435
Tex. Private Activity Bd. Surface Transn. Corp.
Sr. Lien-NTE Mobility
6.875% due 12/31/2039	1,500,000	1,804,335
Sr. Lien-LBJ Infrastructure
7.00% due 6/30/2040	3,110,000	3,799,860
Sr. Lien-NTE Mobility
7.50% due 12/31/2031	1,500,000	1,887,465
Sr. Lien-LBJ Infrastructure
7.50% due 6/30/2033	2,000,000	2,533,600
		27,416,873

Virginia — 1.9%
Virginia Small Business Fin. Auth. Rev.
Sr. Lien-Elizabeth River Crossings Opco LLC
Proj.
5.50% due 1/1/2042	1,500,000	1,650,735
6.00% due 1/1/2037	3,500,000	4,017,405

		5,668,140

Washington — 1.3%
Tobacco Settlement Auth. WA Tobacco
Settlement Rev.
Asset Bkd.
6.625% due 6/1/2032	1,905,000	1,979,295
Washington St. Hlth. Care Fac. Auth. Rev.
Providence Hlth. & Svc. Ser. A
5.00% due 10/1/2033	1,750,000	1,969,783

		3,949,078
Wisconsin — 1.2%
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev.
AMT-Ser.B
5.75% due 11/1/2025	1,710,000	1,907,334
Wisconsin St. Hlth. & Edl. Facs. Auth. Rev.
Aurora Hlth. Care
6.40% due 4/15/2033	1,500,000	1,531,350

		3,438,684
Total Municipal Bonds
(Cost $253,621,828)		273,516,924
Total Investments — 92.4%
(Cost $253,621,828)		273,516,924
Other Assets, Net — 7.6%		22,431,225
Total Net Assets — 100.0%		$295,948,149

(1)	Pre-refunded.
(2)	The table below presents securities deemed illiquid by the investment adviser.

Security Principal	Amount	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Massachusetts
Dev. Fin. Agy. Sr.
Living Fac. Rev.
Ser. B-1
7.25% due				11/23/2009 –
6/1/2016	$1,100,000	$1,098,245	$719,202	8/25/2011	0.24%
Groves-Lincoln
Ser. A 7.50% due
6/1/2029	1,000,000	971,601	543,200	11/23/2009	0.18%

See accompanying notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS — RS HIGH INCOME MUNICIPAL BOND FUND

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$273,516,924	$—	$273,516,924

Total	$—	$273,516,924	$—	$273,516,924

See accompanying notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Tax Basis of Investments

The cost of investments (excluding foreign currency related transactions) for federal income tax purposes at September 30, 2012, for each Fund is listed in the chart below. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below:

Tax Basis of Investments

Fund	Cost of Investments	Net Unrealized Appreciation/ (Depreciation) on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
RS Partners Fund	$1,517,603,215	$253,183,278	$296,504,723	$(43,321,445)
RS Value Fund	1,071,459,024	129,179,665	152,656,298	(23,476,633)
RS Large Cap Alpha Fund	622,518,187	57,047,213	74,957,512	(17,910,299)
RS Investors Fund	12,739,143	1,757,416	1,948,309	(190,893)
RS Global Natural Resources Fund	3,406,567,584	517,369,163	603,800,844	(86,431,681)
RS Capital Appreciation Fund	87,621,749	27,310,487	27,562,036	(251,549)
RS Small Cap Growth Fund	479,551,598	129,180,681	141,641,552	(12,460,871)
RS Select Growth Fund	205,466,032	37,857,059	38,674,519	(817,460)
RS Mid Cap Growth Fund	48,222,581	14,115,058	14,390,931	(275,873)
RS Growth Fund	81,596,867	27,004,626	27,604,951	(600,325)
RS Technology Fund	159,021,752	48,134,742	53,779,776	(5,645,034)
RS Small Cap Equity Fund	83,582,899	17,930,785	20,163,794	(2,233,009)
RS International Growth Fund	722,291,383	28,248,948	60,752,663	(32,503,715)
RS Emerging Markets Fund	1,475,929,829	270,918,239	331,786,465	(60,868,226)
RS Global Growth Fund	27,044,959	1,176,621	2,894,786	(1,718,165)
RS Greater China Fund	24,647,092	(2,573,799)	1,143,582	(3,717,381)
RS Investment Quality Bond Fund	231,281,774	11,937,915	12,322,669	(384,754)
RS Low Duration Bond Fund	1,651,644,453	15,300,667	18,999,495	(3,698,828)
RS High Yield Fund	136,940,591	5,644,946	6,764,029	(1,119,083)
RS Tax-Exempt Fund	417,219,167	40,759,271	40,791,241	(31,970)
RS High Income Municipal Bond Fund	253,621,828	19,895,096	20,826,936	(931,840)
RS Floating Rate Fund	1,751,619,514	12,281,361	21,933,154	(9,651,793)
RS Strategic Income Fund	112,087,532	4,481,874	4,679,787	(197,913)
RS Money Market Fund	442,188,425	—	—	—
RS S&P 500 Index Fund	98,732,375	7,381,533	22,773,373	(15,391,840)

Restricted and Illiquid Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933 (except pursuant to an applicable exemption). If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to a Fund. Restricted and illiquid securities are valued according to the guidelines and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Funds’ Schedule of Investments.

Affiliated Issuers

If a Fund owns 5% or more of the outstanding voting shares of an issuer, the Fund’s investment represents an investment in an affiliated person as defined by the 1940 Act. A summary of the Funds with transactions in the securities of affiliated issuers for the nine months ended September 30, 2012, is listed below:

Fund	Issuer	Number of Shares Held at Beginning of Period		Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Income	Value at End of Period
RS Partners Fund	Acxiom Corp.	5,030,401		50,300	1,391,803	3,688,898	$—	$67,396,166
	eHealth, Inc.	1,799,315		—	109,800	1,689,515	—	31,712,197
	Euronet Worldwide, Inc.	2,596,861		26,600	676,600	1,946,861	—	**
	Integrated Device Technology, Inc.	8,407,787		1,529,672	—	9,937,459	—	58,432,259
								$157,540,622
RS Global Natural Resources Fund	Compass Minerals International, Inc.	1,904,046		248,926	58,135	2,094,837	$3,065,929	$156,253,892
	Peyto Exploration & Development Corp.	3,743,474	*	5,489,186	941,200	8,291,460	—	204,271,347
	PICO Holdings, Inc.	1,556,353		—	—	1,556,353	—	35,515,975
	Salamander Energy PLC	14,270,218		9,275,641	—	23,545,859	—	76,235,760
	Taseko Mines Ltd.	23,960,835		—	—	23,960,835	—	80,029,189
								$552,306,163

*	Issuer was not an affiliated issuer at beginning of period.
**	Issuer was not an affiliated issuer at end of period.

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Funds would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•

Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the nine months ended September 30, 2012, RS Emerging Markets Fund held securities classified as Level 3.

The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. Transfers between Levels 1 and 2 related to certain exchange-traded foreign securities whose prices may have been affected by events occurring after the close of trading on the exchange and, as a result, whose values were determined by a pricing service using pricing models in accordance with methods approved by the Funds’ Board of Trustees. Transfers into and out of each level of the fair value hierarchy for the nine months ended September 30, 2012 were as follows:

	Transfers into Level 1	Transfers (out) of Level 1	Transfers into Level 2	Transfers (out) of Level 2	Transfers into Level 3	Transfers (out) of Level 3

RS International Growth Fund
Common Stocks	$63,465	$—	$—	$63,465	$—	$—
RS Global Growth Fund
Common Stocks	—	3,938,214	3,938,214	—	—	—
RS Global Natural Resources Fund
Common Stocks	—	610,180,816	610,180,816	—	—	—

In determining a security’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and derivatives (e.g., futures).

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. The Trust does not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably be expected to impact the quoted price.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Funds’ Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Derivatives Exchange-traded derivatives, such as futures contracts and exchange traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

Derivative Instruments and Hedging Activities

The following is a summary of the fair valuation of the Funds’ derivative instruments categorized by risk exposure at September 30, 2012.

Fund	Derivative Instrument Type	Value
RS S&P 500 Index Fund	Financial Futures Contracts	$(5,772)
RS Strategic Income Fund	Forward Foreign Currency Contracts	(29,992)
	Written Option Contracts	(2,344)

RS S&P 500 Index Fund and RS Strategic Income Fund may, but will not necessarily, enter into derivative transactions, such as financial futures contracts, forward foreign currency contracts, and written option contracts, respectively, as a substitute for the purchase or sale of securities or when there is significant cash received from fund shares sold, to hedge foreign currency exposure and attempt to minimize the risk of the underlying investments or for other purposes, respectively.

For information about the Funds’ policy regarding valuation of investments and other significant accounting policies, please see the Funds’ most recent annual or semiannual reports to shareholders filed on the Securities and Exchange Commission’s Web site at http://www.sec.gov, or visit RS Investments’ Web site at www.RSinvestments.com.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officer have concluded, as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), that the design and operation of such controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RS Investment Trust

By:	/s/ Matthew H. Scanlan
Matthew H. Scanlan, President
(Principal Executive Officer)

Date:	November 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew H. Scanlan
Matthew H. Scanlan, President
(Principal Executive Officer)

Date:	November 16, 2012

By:	/s/ Glen M. Wong
Glen M. Wong, Treasurer
(Principal Financial Officer)

Date:	November 16, 2012